UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)      (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: August 31
Date of reporting period: August 31, 2011

Item 1: Report(s) to Shareholders.

Annual report dated August 31, 2011, enclosed.

Schwab Bond Funds

Schwab Short-Term
Bond Market Fundtm

Schwab® Premier Income Fund

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab® Treasury Inflation
Protected Securities Fund
(formerly Schwab Inflation
Protected Fundtm)

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This wrapper is not part of the shareholder report.

Schwab Bond Funds

Annual Report
August 31, 2011

Schwab Short-Term
Bond Market Fundtm

Schwab® Premier Income Fund

Schwab Total
Bond Market Fundtm

Schwab GNMA Fundtm

Schwab® Treasury Inflation
Protected Securities Fund
(formerly Schwab Inflation
Protected Fundtm)

This page is intentionally left blank.

Five smart, cost-effective ways for investors to use
bonds in an asset allocation strategy.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Short-Term Bond Market Fundtm (Ticker Symbol: SWBDX)	2.23%

Barclays Capital U.S. Government/Credit: 1-5 Years Index	2.78%
Fund Category: Morningstar Short-Term Bond	1.80%

Performance Details	pages 6-7

Schwab® Premier Income Fund (Ticker Symbol: SWIIX)	4.75%

Barclays Capital U.S. Aggregate Intermediate Bond Index	4.44%
Fund Category: Morningstar Intermediate-Term Bond	4.27%

Performance Details	pages 8-9

Schwab Total Bond Market Fundtm (Ticker Symbol: SWLBX)	3.93%

Barclays Capital U.S. Aggregate Bond Index	4.62%
Fund Category: Morningstar Intermediate-Term Bond	4.27%

Performance Details	pages 10-11

Schwab GNMA Fundtm (Ticker Symbol: SWGSX)	5.95%

Barclays Capital GNMA Index	6.25%
Fund Category: Morningstar Intermediate Government	4.22%

Performance Details	pages 12-13

Schwab® Treasury Inflation Protected Securities Fund (Ticker Symbol: SWRSX)	10.20%

Barclays Capital U.S. TIPS Index	10.80%
Fund Category: Morningstar Inflation Protected Bond	9.13%

Performance Details	pages 14-15

Minimum Initial Investment[1]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

2 Schwab Taxable Bond Funds

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the 12-month period that ended August 31, 2011, most sectors of the fixed income market saw positive results. U.S. Treasury yields finished the period at or near record low levels. Rates declined due to investors’ concerns about increasing levels of European and domestic sovereign debt, continued recessionary pressures, and clear signals from the Federal Reserve (the Fed) that it would act to keep interest rates at low levels for the foreseeable future.

Credit sectors of fixed income, such as corporate bonds and mortgage-backed securities, generally underperformed Treasury securities in 2011, as investors became increasingly risk averse. Corporate and municipal bonds experienced periods of heightened volatility in reaction to the uncertain economic environment. Despite Standard & Poor’s August downgrade of long-term U.S. debt from AAA to AA+, U.S. Treasuries continued to be viewed as a safe haven investment for most investors around the globe.

The Fed’s monetary policies kept short-term rates near 0% during the period. The Fed maintained its policies to ease money supply, maintain low short-term lending rates, and spur economic and job growth. Its program, dubbed “Quantitative Easing” or “QE2,” involved the purchase of up to $600 billion in Treasury securities between late 2010 and June 30, 2011.

Despite the Fed’s actions, economic growth in the United States stagnated in the first quarter of 2011. Growth of gross domestic product (GDP) dipped to an annual rate of 0.4% for 2011’s first quarter, after a 2.3% growth rate during the last quarter of 2010. GDP growth during the second quarter of 2011 posted a gain of 1%.

Unemployment continued to hover near 9% even as many corporations reported better than expected earnings in 2011. Languishing job and housing

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Taxable Bond Funds 3

From the President continued

In spite of many uncertainties, bond markets rallied and most sectors of the market delivered positive investment results.

markets, rising gas prices, and natural disasters such as Japan’s earthquake and tsunami in March, all dampened economic activity.

In addition to these events, the months-old European sovereign debt crisis continued. Concerns that a Greek default could destabilize major European banks and that Portugal, Italy, or Spain might be the next sovereign to weaken under its debt load added to volatility in markets around the world. As European leaders debated how to solve the crisis, investors sought the safety of U.S. Treasury securities.

In spite of the many uncertainties, bond markets rallied during the reporting period and most sectors of the market delivered positive investment results as falling yields contributed to their performance. Rising inflation also boosted price appreciation for Treasury Inflation Protected Securities (TIPS), the top-performing U.S. bond market sector. TIPS were up 10.80% for the 12-month period, as measured by the Barclays Capital U.S. TIPS Index. The Barclays Capital U.S. Aggregate Bond Index returned 4.62% for the period and the Barclays Capital U.S. Short Treasury: 9-12 Months Index returned 0.48%. In tax-free bonds, the Barclays Capital 7-Year Municipal Bond Index gained 4.06% and the Barclays Capital General Municipal Bond Index returned 2.66% for the annual period.

Thank you for investing in the Schwab Taxable Bond Funds. Please review the following pages for details about each fund’s characteristics, investment performance, and objectives.

We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indexes are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab Taxable Bond Funds

Fund Management

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Hung, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Alfonso Portillo, Jr., a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2007 and has worked in fixed-income and asset management since 1996.

Steven Chan, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 1996 and has been performing portfolio analytics and operational support since 2004 prior to moving to his current role in 2007.

Brandon Matsui, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2010. Prior to joining the firm, he was an associate portfolio manager at a large financial services firm for one year. Prior to that, he was a risk analytics manager of institutional investor accounts at a large investment management firm for four years.

Schwab Taxable Bond Funds 5

Schwab Short-Term Bond Market Fund™

The Schwab Short-Term Bond Market Fund (the fund) seeks high current income by tracking the performance of the Barclays Capital U.S. Government/Credit: 1-5 Years Index (the index). To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments designed to track the performance of the index. The fund uses the index as a guide in structuring the fund’s portfolio and selecting its investments. However, the fund is not required to invest any percentage of its assets in the securities represented in the index.

The fund returned 2.23% for the 12-month period that ended August 31, 2011, while the index returned 2.78%. Unlike the fund, the index does not include operational and transactional costs.

Major U.S. bond sectors posted positive returns across the board, although performance often varied on a month-to-month basis. With economic growth limited and the U.S. unemployment rate hovering around 9.0%, the Federal Reserve (the Fed) kept short-term interest rates pegged at historical lows and completed a second round of quantitative easing (in June). Particularly late in the period, the financial markets experienced significant volatility as the U.S. government grappled with the need to raise its debt ceiling and Standard & Poor’s downgraded its credit rating on U.S. Treasury bonds. In addition, the European debt crisis remained a largely ongoing and unresolved concern. As a result, Treasuries overcame early-period losses to finish with moderate gains. As gauged by the Treasury sector of the Barclays Capital U.S. Aggregate Bond Index (the Barclays Aggregate), Treasuries returned 4.17%, with returns for the last six months a robust 7.08%.

Credit, or “spread,” sectors within the bond market—such as corporate and government agency securities—also generated gains, benefiting both the fund and index. Corporate bonds enjoyed favorable equity underpinnings at various times and returned 4.86% (based on the Corporate sector of the Barclays Aggregate), while government agency bonds returned 3.04% (as gauged by the Agency sector of the Barclays Aggregate).

The index and the fund delivered total returns that primarily reflected coupon income, rather than an increase in bond prices. During the first half of the 12 months, corporate bonds outperformed U.S. Treasury securities due to tighter credit spreads and higher income. However, the second half of the period experienced somewhat of a role reversal, with U.S. Treasuries outperforming corporate bonds and benefiting from modest price appreciation in addition to coupon income.

Lastly, the fund closely tracked the primary risk exposures of the index, which meant keeping the fund’s credit quality, duration, and sector allocation similarly aligned. In an effort to help manage interest rate risk, the fund also invested in interest rate futures at times, while keeping these securities to less than 5% of the portfolio’s net assets.

As of 8/31/11:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

U.S. Government and Government Agencies	69.3%
Corporate Bonds	21.9%
Foreign Securities	7.6%
Other Investment Companies	1.0%
Municipal Bonds	0.2%

By Credit Quality[2]

AAA	75.2%
AA	6.6%
A	10.4%
BBB	6.3%
BB	0.2%
Short-Term Ratings	1.0%
Unrated Securities	0.3%

Weighted Average Maturity[3]	2.7 yrs
Weighted Average Duration[3]	2.6 yrs

Manager views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

6 Schwab Taxable Bond Funds

 Schwab Short-Term Bond Market Fundtm

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

August 31, 2001 – August 31, 2011
Performance of Hypothetical
$10,000 Investment1

 Average Annual Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Short-Term Bond Market Fundtm (11/5/91)	2.23%	1.87%	2.64%
Barclays Capital U.S. Government/Credit: 1-5 Years Index	2.78%	5.15%	4.50%
Fund Category: Morningstar Short-Term Bond	1.80%	3.76%	3.42%

Fund Expense Ratios4: Net 0.29%; Gross 0.62%

 Yields1

30-Day SEC Yield[3]	0.53%

30-Day SEC Yield-No Waiver[5]	0.18%

12-Month Distribution Yield[3]	1.33%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.

Schwab Taxable Bond Funds 7

Schwab® Premier Income Fund

The Schwab Premier Income Fund (the fund) seeks high current income and may also seek capital appreciation. To pursue its goal, the fund primarily invests in fixed income instruments issued by U.S., non-U.S., and emerging market governments, governmental agencies, companies and entities and supranational entities of varying sectors, credit quality and maturities (bonds).

The fund returned 4.75% for the 12-month period that ended August 31, 2011, while its comparative index, the Barclays Capital U.S. Aggregate Intermediate Bond Index (the index) returned 4.44%. Unlike the fund, the index does not include operational and transactional costs.

Major U.S. bond sectors posted positive returns across the board, although performance often varied on a month-to-month basis. With economic growth limited and the U.S. unemployment rate hovering around 9.0%, the Federal Reserve (the Fed) kept short-term interest rates pegged at historical lows and completed a second round of quantitative easing (in June). Particularly late in the period, the financial markets experienced significant volatility as the U.S. government grappled with the need to raise its debt ceiling and Standard & Poor’s downgraded its credit rating on U.S. Treasury bonds. In addition, the European debt crisis remained a largely ongoing and unresolved concern. As a result, Treasuries overcame early-period losses to finish with moderate gains. As gauged by the Treasury sector of the Barclays Capital U.S. Aggregate Bond Index (the Barclays Aggregate), Treasuries returned 4.17%, with returns for the last six months a robust 7.08%.

Both the index and the fund benefited from allocations in credit, or “spread,” sectors within the bond market, such as corporate, government agency, and mortgage-backed securities. Increased demand for high-credit-quality bonds with more compelling yields than Treasuries fueled interest in mortgage-backed securities, which returned 4.98% (as measured by the MBS sector of the Barclays Aggregate). Next in line were corporate bonds, which enjoyed favorable equity underpinnings at various times and returned 4.86% (based on the Corporate sector of the Barclays Aggregate), while government agency bonds returned 3.04% (as gauged by the Agency sector of the Barclays Aggregate).

Turning to the fund’s performance relative to the index, many sectors positively contributed, including non-agency mortgage-backed securities and asset-backed bonds, as well as investment grade and high-yield corporate bonds. As financial market volatility increased toward the latter part of the 12 months, however, these investments were collectively pared back. The fund also maintained an underweight position in U.S. Treasuries, which helped index-compared performance early on, but detracted late in the period.

Lastly, the fund held positions in TBA, or “to be announced” securities, which are mortgage-backed bonds that settle on a forward date. These positions were approximately 10% of total net assets on August 31, 2011, and provided the fund with access to additional liquid, actively traded mortgage-backed securities.

As of 8/31/11:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

Mortgage-Backed Securities	34.5%
U.S. Government and Government Agencies	22.6%
Corporate Bonds	21.3%
Foreign Securities	3.8%
Commercial Mortgage Backed Securities	2.4%
Other Investment Companies	1.5%
Preferred Stock	0.2%
Municipal Bonds	0.2%
Short-Term Investments	13.5%

By Credit Quality[2]

AAA	74.0%
AA	4.0%
A	8.1%
BBB	9.0%
BB	2.4%
B	0.4%
Short-Term Ratings	1.5%
Unrated Securities	0.6%

Weighted Average Maturity[3]	3.7 yrs
Weighted Average Duration[3]	3.4 yrs

Manager views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

8 Schwab Taxable Bond Funds

 Schwab® Premier Income Fund

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

October 31, 2007 – August 31, 2011
Performance of Hypothetical
$10,000 Investment1,4

 Average Annual Returns1,2,3,4

Fund and Inception Date	1 Year	3 Years	Since Inception

Fund: Schwab® Premier Income Fund (10/31/07)	4.75%	7.61%	7.03%
Barclays Capital U.S. Aggregate Intermediate Bond Index	4.44%	6.78%	6.33%
Fund Category: Morningstar Intermediate-Term Bond	4.27%	7.54%	6.10%

Fund Expense Ratio5: 0.63%

 Yields1

30-Day SEC Yield[3]	1.91%

30-Day SEC Yield-No Waiver[6]	1.91%

12-Month Distribution Yield[3]	3.53%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	As stated in the prospectus. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.

Schwab Taxable Bond Funds 9

Schwab Total Bond Market Fund™

The Schwab Total Bond Market Fund (the fund) seeks high current income by tracking the performance of the Barclays Capital U.S. Aggregate Bond Index (the index). To pursue its goal, the fund primarily invests in a diversified portfolio of debt instruments designed to track the performance of the index. The fund uses the index as a guide in structuring the fund’s portfolio and selecting its investments. However, the fund is not required to invest any percentage of its assets in the securities represented in the index.

The fund returned 3.93% for the 12-month period that ended August 31, 2011, while the index returned 4.62%. Unlike the fund, the index does not include operational and transactional costs.

Major U.S. bond sectors posted positive returns across the board, although performance often varied on a month-to-month basis. With economic growth limited and the U.S. unemployment rate hovering around 9.0%, the Federal Reserve (the Fed) kept short-term interest rates pegged at historical lows and completed a second round of quantitative easing (in June). Particularly late in the period, the financial markets experienced significant volatility as the U.S. government grappled with the need to raise its debt ceiling and Standard & Poor’s downgraded its credit rating on U.S. Treasury bonds. In addition, the European debt crisis remained a largely ongoing and unresolved concern. As a result, Treasuries overcame early-period losses to finish with moderate gains. As gauged by the Treasury sector of the index, Treasuries returned 4.17%, with returns for the last six months a robust 7.08%.

Both the index and the fund benefited from allocations in credit, or “spread,” sectors within the bond market, such as corporate, government agency, and mortgage-backed securities. Increased demand for high-credit-quality bonds with more compelling yields than Treasuries fueled interest in mortgage-backed securities, which returned 4.98% (as measured by the MBS sector of the index). Next in line were corporate bonds, which enjoyed favorable equity underpinnings at various times and returned 4.86% (based on the Corporate sector of the index), while government agency bonds returned 3.04% (as gauged by the Agency sector of the index).

Coupon income provided the primary source of total returns for the index and fund, but modest price appreciation in some sectors also enhanced returns. During the first half of the 12 months, corporate bonds outperformed U.S. Treasuries due to tighter credit spreads and higher income. However, the second half of the period experienced somewhat of a role reversal, with U.S. Treasury bonds outperforming corporate bonds and benefiting from modest price appreciation, as well as coupon income.

Lastly, the fund closely tracked the primary risk exposures of the index, which meant keeping the fund’s credit quality, duration, and sector allocation similarly aligned. The fund also held positions in TBA, or “to be announced” securities, which are mortgage-backed bonds that settle on a forward date. These positions provided the fund with access to additional liquid, actively traded mortgage-backed securities, and generally represented less than 5% of the portfolio’s net assets.

As of 8/31/11:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

U.S. Government and Government Agencies	37.6%
Mortgage-Backed Securities	31.3%
Corporate Bonds	18.7%
Foreign Securities	4.2%
Commercial Mortgage Backed Securities	2.0%
Other Investment Companies	1.0%
Municipal Bonds	0.9%
Asset-Backed Obligations	0.3%
Short-Term Investments	4.0%

By Credit Quality[2]

AAA	77.3%
AA	4.9%
A	8.6%
BBB	7.8%
BB	0.2%
Short-Term Ratings	1.1%
Unrated Securities	0.1%

Weighted Average Maturity[3]	6.3 yrs
Weighted Average Duration[3]	4.4 yrs

Manager views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

10 Schwab Taxable Bond Funds

 Schwab Total Bond Market Fundtm

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

August 31, 2001 – August 31, 2011
Performance of Hypothetical
$10,000 Investment1

 Average Annual Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Total Bond Market Fundtm (3/5/93)	3.93%	3.69%	4.13%
Barclays Capital U.S. Aggregate Bond Index	4.62%	6.56%	5.71%
Fund Category: Morningstar Intermediate-Term Bond	4.27%	5.85%	5.20%

Fund Expense Ratios4: Net 0.29%; Gross 0.58%

 Yields1

30-Day SEC Yield[3]	2.34%

30-Day SEC Yield-No Waiver[5]	2.28%

12-Month Distribution Yield[3]	2.84%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.

Schwab Taxable Bond Funds 11

Schwab GNMA Fund™

The Schwab GNMA Fund (the fund) seeks high current income consistent with preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in Government National Mortgage Association (GNMA) securities.

The fund returned 5.95% for the 12-month period that ended August 31, 2011, while its comparative index, the Barclays Capital GNMA Index (the index), returned 6.25%. Unlike the fund, the index does not include operational and transactional costs.

Major U.S. bond sectors posted positive returns across the board, although performance often varied on a month-to-month basis. With economic growth limited and the U.S. unemployment rate hovering around 9.0%, the Federal Reserve (the Fed) kept short-term interest rates pegged at historical lows and completed a second round of quantitative easing (in June). Particularly late in the period, the financial markets experienced significant volatility as the U.S. government grappled with the need to raise its debt ceiling and Standard & Poor’s downgraded its credit rating on U.S. Treasury bonds. In addition, the European debt crisis remained a largely ongoing and unresolved concern. As a result, Treasuries overcame early-period losses to finish with moderate gains. As gauged by the Treasury sector of the Barclays Capital U.S. Aggregate Bond Index, Treasuries returned 4.17%, with returns for the last six months a robust 7.08%.

Relative to the index, the fund generally had less exposure to mortgage-backed securities with lower coupons, and a greater exposure to mortgage-backed securities with higher coupons. In spite of U.S. mortgage rates falling to the lowest levels in at least a half-century (according to Freddie Mac), refinancing activity remained muted as the housing market continued to struggle with relatively lackluster demand. This tempered the ability of homeowners to move into lower-rate mortgages and helped limit prepayments on higher-coupon mortgage-backed securities. That fund positioning enhanced performance throughout much of the 12 months, while weighing on returns late in the period as a flight to quality pushed the yield on benchmark 10-year U.S. Treasury bonds down to 2.23% as of August 31, 2011.

Lastly, the fund also held positions in TBA, or “to be announced” securities, which are mortgage-backed bonds that settle on a forward date. These positions provided the fund with access to additional liquid, actively traded mortgage-backed securities with no immediate cash outlay. Over the 12 months, the minimum month-end position was approximately 18% and the maximum was approximately 37%.

As of 8/31/11:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

Mortgage-Backed Securities	80.8%
Other Investment Companies	1.1%
Short-Term Investments	18.1%

By Credit Quality[2]

AAA	97.7%
Short-Term Ratings	1.1%
Unrated Securities	1.2%

Weighted Average Maturity[3]	4.4 yrs
Weighted Average Duration[3]	3.6 yrs

Manager views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

12 Schwab Taxable Bond Funds

 Schwab GNMA Fundtm

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 3, 2003 – August 31, 2011
Performance of Hypothetical
$10,000 Investment1,4

 Average Annual Returns1,2,3,4

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab GNMA Fundtm (3/3/03)	5.95%	6.75%	4.99%
Barclays Capital GNMA Index	6.25%	7.10%	5.57%
Fund Category: Morningstar Intermediate Government	4.22%	5.89%	4.31%

Fund Expense Ratios5: Net 0.55%; Gross 0.63%

 Yields1

30-Day SEC Yield[3]	2.39%

30-Day SEC Yield-No Waiver[6]	2.33%

12-Month Distribution Yield[3]	3.49%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.

Schwab Taxable Bond Funds 13

Schwab® Treasury Inflation Protected Securities Fund

The Schwab Treasury Inflation Protected Securities Fund (the fund, formerly called the Schwab Inflation Protected Fund) seeks to provide total return and inflation protection to its shareholders. To pursue its goal, the fund normally invests at least 80% of its net assets in Treasury Inflation Protected Securities (TIPS).

The fund returned 10.20% for the 12-month period that ended August 31, 2011, while its comparative index, the Barclays Capital U.S. TIPS Index (the index), returned 10.80%. Unlike the fund, the index does not include operational and transactional costs.

Major U.S. bond sectors posted positive returns across the board, although performance often varied on a month-to-month basis. With economic growth limited and the U.S. unemployment rate hovering around 9.0%, the Federal Reserve (the Fed) kept short-term interest rates pegged at historical lows and completed a second round of quantitative easing (in June). Particularly late in the period, the financial markets experienced significant volatility as the U.S. government grappled with the need to raise its debt ceiling and Standard & Poor’s downgraded its credit rating on U.S. Treasury bonds. In addition, the European debt crisis remained a largely ongoing and unresolved concern. As a result, Treasuries overcame early-period losses to finish with moderate gains. As gauged by the Treasury sector of the Barclays Capital U.S. Aggregate Bond Index, Treasuries returned 4.17%, with returns for the last six months a robust 7.08%.

Meanwhile, rising consumer prices and worries about future inflation drove up demand for TIPS. Rising consumer prices—as measured by the non-seasonally adjusted consumer price index for all urban consumers, CPI-NSA (the index against which the principal of TIPS is adjusted)—translated into upwardly adjusted principal values for TIPS, which resulted in a greater income stream for these securities. When combined with the general decline in U.S. bond yields during the latter part of the period, this collectively helped these fixed income securities generate some of the most impressive returns among U.S. bond sectors.

Relative to the index, the fund maintained an overweight position in longer-term TIPS early on in the 12 months, which detracted from its relative performance. By late in 2010, however, the fund’s holdings were far more closely aligned with those of the benchmark, enabling performance to better track the index as bonds generally rallied and inflation quickened its pace.

As of 8/31/11:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

U.S. Government Securities	96.4%
Other Investment Companies	3.6%

By Credit Quality[2]

AAA	96.4%
Short-Term Ratings	3.6%

Weighted Average Maturity[3]	9.0 yrs
Weighted Average Duration[3]	8.0 yrs

Manager views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

14 Schwab Taxable Bond Funds

 Schwab® Treasury Inflation Protected Securities Fund

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

March 31, 2006 – August 31, 2011
Performance of Hypothetical
$10,000 Investment1

 Average Annual Returns1,2,3,4

Fund and Inception Date	1 Year	5 Years	Since Inception

Fund: Schwab® Treasury Inflation Protected Securities Fund (3/31/06)	10.20%	6.51%	6.59%
Barclays Capital U.S. TIPS Index	10.80%	7.19%	7.38%
Fund Category: Morningstar Inflation Protected Bond	9.13%	6.03%	6.23%

Fund Expense Ratios5: Net 0.29%; Gross 0.62%

 Yields1

30-Day SEC Yield[3]	-1.20%

30-Day SEC Yield-No Waiver[6]	-1.55%

12-Month Distribution Yield[3]	3.47%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.

Schwab Taxable Bond Funds 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2011 and held through August 31, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 3/1/11	at 8/31/11	3/1/11–8/31/11

Schwab Short-Term Bond Market Fundtm*
Actual Return	0.44%	$1,000	$1,024.30	$2.25
Hypothetical 5% Return	0.44%	$1,000	$1,022.99	$2.24

Schwab® Premier Income Fund
Actual Return	0.61%	$1,000	$1,043.80	$3.14
Hypothetical 5% Return	0.61%	$1,000	$1,022.13	$3.11

Schwab Total Bond Market Fundtm*
Actual Return	0.44%	$1,000	$1,052.10	$2.28
Hypothetical 5% Return	0.44%	$1,000	$1,022.99	$2.24

Schwab GNMA Fundtm
Actual Return	0.55%	$1,000	$1,056.60	$2.85
Hypothetical 5% Return	0.55%	$1,000	$1,022.43	$2.80

Schwab® Treasury Inflation Protected Securities Fund*
Actual Return	0.41%	$1,000	$1,093.70	$2.16
Hypothetical 5% Return	0.41%	$1,000	$1,023.14	$2.09

*	Effective June 16, 2011, the net operating expense limitation was lowered. See financial note 4 for more information.
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

16 Schwab Taxable Bond Funds

Schwab Short-Term Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/10–	9/1/09–	9/1/08–	9/1/07–	9/1/06–
	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07

Per-Share Data ($)

Net asset value at beginning of period	9.19	8.93	9.30	9.84	9.91

Income (loss) from investment operations:
Net investment income (loss)	0.12	0.18	0.29	0.44	0.49
Net realized and unrealized gains (losses)	0.08	0.26	(0.37)	(0.54)	(0.07)

Total from investment operations	0.20	0.44	(0.08)	(0.10)	0.42
Less distributions:
Distributions from net investment income	(0.12)	(0.18)	(0.29)	(0.44)	(0.49)

Net asset value at end of period	9.27	9.19	8.93	9.30	9.84

Total return (%)	2.23	4.92	(0.85)	(1.11)	4.33

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49 [1]	0.55	0.55	0.55	0.56 [2]
Gross operating expenses	0.62	0.62	0.62	0.59	0.58
Net investment income (loss)	1.34	1.95	3.23	4.62	4.94
Portfolio turnover rate	94	173	231	351	225
Net assets, end of period ($ x 1,000,000)	267	258	261	346	569

1 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended rate. Please see financial note 4 for more information.
2 The ratio of net operating expenses would have been 0.55%, if interest expense had not been included.

See financial notes 17

 Schwab Short-Term Bond Market Fund

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

69.3%	U.S. Government and Government Agencies	180,416,301	184,995,150
7.6%	Foreign Securities	19,645,740	20,234,201
21.9%	Corporate Bonds	57,359,073	58,524,301
0.2%	Municipal Bonds	485,882	506,267
1.0%	Other Investment Company	2,645,289	2,645,289

100.0%	Total Investments	260,552,285	266,905,208
0.0%	Other Assets and Liabilities, Net		(69,714)

100.0%	Net Assets		266,835,494

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 69.3% of net assets

U.S. Government Agency Guaranteed 0.8%
Citigroup Funding, Inc., (FDIC Insured)
1.88%, 10/22/12 (d)	2,000,000	2,036,326

U.S. Government Agency Securities 13.4%
Fannie Mae
0.50%, 10/30/12	1,000,000	1,003,738
0.38%, 12/28/12	3,000,000	3,006,099
0.75%, 02/26/13	1,000,000	1,007,049
1.50%, 06/26/13	1,500,000	1,532,460
1.00%, 09/23/13	2,500,000	2,531,385
2.63%, 11/20/14	1,000,000	1,066,505
1.55%, 10/27/15	1,000,000	1,002,178
1.60%, 11/23/15	1,000,000	1,003,248
2.38%, 04/11/16	1,500,000	1,586,220
Federal Farm Credit Bank
4.50%, 10/17/12	1,000,000	1,047,823
Federal Home Loan Bank
3.38%, 02/27/13	500,000	523,018
1.88%, 06/21/13	2,000,000	2,056,384
1.40%, 07/12/13 (b)	750,000	752,845
3.63%, 10/18/13	1,500,000	1,602,888
5.50%, 08/13/14	3,000,000	3,439,731
Freddie Mac
0.63%, 12/28/12	1,500,000	1,507,212
3.50%, 05/29/13	1,000,000	1,055,739
3.75%, 06/28/13	1,000,000	1,063,741
1.65%, 04/28/14 (b)	1,250,000	1,252,384
3.00%, 07/28/14	1,500,000	1,607,140
1.00%, 07/30/14	2,000,000	2,029,302
1.00%, 08/27/14	500,000	507,205
1.50%, 12/16/14 (b)	1,500,000	1,504,874
2.50%, 05/27/16	2,000,000	2,130,796

		35,819,964

U.S. Treasury Obligations 55.1%
U.S. Treasury Notes
0.38%, 09/30/12	2,000,000	2,005,234
4.25%, 09/30/12	1,000,000	1,044,453
1.38%, 10/15/12	3,800,000	3,852,843
0.38%, 10/31/12	1,000,000	1,002,696
3.88%, 10/31/12	1,000,000	1,043,438
1.38%, 11/15/12	2,000,000	2,029,610
0.50%, 11/30/12	1,500,000	1,506,738
3.38%, 11/30/12	1,000,000	1,040,196
0.63%, 12/31/12	1,000,000	1,006,289
3.63%, 12/31/12	1,000,000	1,046,172
1.38%, 01/15/13	2,100,000	2,134,946
0.63%, 01/31/13	2,300,000	2,315,185
1.38%, 02/15/13	2,500,000	2,543,847
0.63%, 02/28/13	3,000,000	3,020,625
2.75%, 02/28/13	1,500,000	1,557,891
0.75%, 03/31/13	2,000,000	2,018,212
1.75%, 04/15/13	1,000,000	1,025,506
0.63%, 04/30/13	1,000,000	1,007,536
3.13%, 04/30/13	1,200,000	1,258,735
1.38%, 05/15/13	2,000,000	2,040,712
0.50%, 05/31/13	5,500,000	5,530,723
3.50%, 05/31/13	2,500,000	2,644,140
3.38%, 06/30/13	1,000,000	1,058,203
1.00%, 07/15/13	4,000,000	4,060,944
0.38%, 07/31/13	1,000,000	1,003,633
3.38%, 07/31/13	1,000,000	1,060,860
0.75%, 08/15/13	7,500,000	7,582,620
4.25%, 08/15/13	2,000,000	2,158,126
3.13%, 08/31/13	2,500,000	2,645,702
0.75%, 09/15/13	750,000	758,321
3.13%, 09/30/13	2,000,000	2,121,720
2.00%, 11/30/13	2,000,000	2,079,844
0.75%, 12/15/13	500,000	506,133
1.50%, 12/31/13	2,000,000	2,059,220
4.00%, 02/15/14	1,000,000	1,091,953
1.25%, 03/15/14	2,250,000	2,307,658
1.75%, 03/31/14	2,000,000	2,076,720
1.25%, 04/15/14	150,000	153,914
1.88%, 04/30/14	1,000,000	1,042,578
1.00%, 05/15/14	700,000	713,949
2.25%, 05/31/14	5,000,000	5,268,360
2.63%, 06/30/14	1,250,000	1,331,934
0.50%, 08/15/14	3,000,000	3,016,641
2.38%, 08/31/14	2,475,000	2,625,433
2.38%, 09/30/14	7,600,000	8,069,657
2.13%, 11/30/14	1,000,000	1,055,703
2.25%, 01/31/15	5,425,000	5,756,435
2.38%, 02/28/15	3,125,000	3,332,519
2.50%, 04/30/15	3,600,000	3,859,312
2.13%, 05/31/15	2,500,000	2,647,840
1.88%, 06/30/15	2,350,000	2,466,583
1.75%, 07/31/15	1,500,000	1,567,616
1.25%, 09/30/15	1,000,000	1,024,453
1.25%, 10/31/15	10,000,000	10,235,940

18 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.38%, 11/30/15	1,000,000	1,028,360
2.13%, 12/31/15	750,000	795,059
2.00%, 01/31/16	335,000	353,111
2.13%, 02/29/16	1,000,000	1,059,922
2.63%, 02/29/16	750,000	811,289
2.25%, 03/31/16	1,000,000	1,065,626
2.38%, 03/31/16	1,500,000	1,606,054
2.00%, 04/30/16	2,000,000	2,107,354
1.75%, 05/31/16	4,000,000	4,164,984
1.50%, 06/30/16	3,500,000	3,600,086
1.50%, 07/31/16	1,100,000	1,130,764

		147,138,860

Total U.S. Government and Government Agencies
(Cost $180,416,301)		184,995,150

Foreign Securities 7.6% of net assets

Foreign Agencies 2.6%

Canada 0.3%
Export Development Canada
3.50%, 05/16/13	150,000	157,755
2.25%, 05/28/15	575,000	602,360

		760,115

Cayman Islands 0.0%
Petrobras International Finance Co.
7.75%, 09/15/14	100,000	115,807

Germany 1.4%
Kreditanstalt Fuer Wiederaufbau
1.88%, 01/14/13 (e)	75,000	76,517
1.38%, 07/15/13 (e)	350,000	356,331
1.38%, 01/13/14 (e)	800,000	817,503
2.63%, 03/03/15 (e)	850,000	905,340
2.63%, 02/16/16 (e)	950,000	1,016,599
2.00%, 06/01/16 (e)	500,000	519,805

		3,692,095

Mexico 0.3%
Petroleos Mexicanos
4.88%, 03/15/15	650,000	703,670

Republic of Korea 0.5%
Export-Import Bank of Korea
5.50%, 10/17/12	850,000	888,319
8.13%, 01/21/14 (g)	200,000	227,291
Korea Development Bank
5.30%, 01/17/13	325,000	341,893

		1,457,503

Sweden 0.1%
Svensk Exportkredit AB
3.25%, 09/16/14	200,000	214,194

		6,943,384

Foreign Local Government 0.8%

Canada 0.8%
Hydro Quebec
2.00%, 06/30/16	300,000	307,252
Province of British Columbia Canada
4.30%, 05/30/13	375,000	400,265
Province of Ontario
4.10%, 06/16/14	350,000	381,719
Province of Ontario Canada
1.38%, 01/27/14	375,000	381,535
1.88%, 09/15/15	550,000	565,277
2.30%, 05/10/16	100,000	104,294

		2,140,342

Sovereign 0.9%

Brazil 0.1%
Federative Republic of Brazil
10.25%, 06/17/13	250,000	290,125

Canada 0.2%
Canada Government International Bond
2.38%, 09/10/14	600,000	632,090

Italy 0.2%
Republic of Italy
2.13%, 10/05/12	550,000	546,817
4.75%, 01/25/16	100,000	102,436

		649,253

Mexico 0.2%
Mexico (United Mexican States)
6.63%, 03/03/15	425,000	492,362

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	100,000	117,500

Republic of Korea 0.1%
Republic of Korea
4.88%, 09/22/14	175,000	190,576

		2,371,906

Supranational 3.3%
Asian Development Bank
2.75%, 05/21/14	150,000	159,055
4.25%, 10/20/14	450,000	500,413
2.63%, 02/09/15	525,000	559,064
European Bank for Reconstruction and Development
1.63%, 09/03/15	350,000	358,350
European Investment Bank
1.75%, 09/14/12	725,000	735,509
1.25%, 02/14/14	450,000	457,852
3.13%, 06/04/14	650,000	694,770
1.63%, 09/01/15	450,000	462,273
1.38%, 10/20/15	550,000	557,798
2.50%, 05/16/16	400,000	423,926
Inter-American Development Bank
3.00%, 04/22/14	850,000	906,110
International Bank for Reconstruction & Development
1.75%, 07/15/13	1,350,000	1,385,840
2.13%, 03/15/16	850,000	890,672
Nordic Investment Bank
3.63%, 06/17/13	650,000	686,937

		8,778,569

Total Foreign Securities
(Cost $19,645,740)		20,234,201

See financial notes 19

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 21.9% of net assets

Finance 9.9%

Banking 7.2%
American Express Bank FSB
5.50%, 04/16/13	750,000	796,437
American Express Co.
4.88%, 07/15/13	200,000	212,052
Bank of America Corp.
7.38%, 05/15/14	350,000	383,288
4.50%, 04/01/15	350,000	353,692
Bank of Nova Scotia
3.40%, 01/22/15	275,000	292,349
2.05%, 10/07/15	100,000	100,988
Barclays Bank PLC
5.20%, 07/10/14	500,000	526,390
BB&T Corp.
5.20%, 12/23/15	175,000	191,307
3.20%, 03/15/16	100,000	102,174
BNP Paribas
3.25%, 03/11/15	200,000	199,027
3.60%, 02/23/16	300,000	300,882
Citigroup, Inc.
5.50%, 04/11/13	150,000	156,348
5.13%, 05/05/14	575,000	601,960
5.00%, 09/15/14	350,000	359,664
4.75%, 05/19/15	150,000	156,568
4.70%, 05/29/15	150,000	153,660
3.95%, 06/15/16	575,000	588,169
Credit Suisse USA, Inc.
5.00%, 05/15/13	100,000	105,149
5.50%, 08/15/13	300,000	318,541
5.13%, 08/15/15	500,000	536,557
Deutsche Bank AG
4.88%, 05/20/13	550,000	572,869
3.45%, 03/30/15	100,000	102,266
Fifth Third Bancorp
3.63%, 01/25/16	300,000	304,459
HSBC Holdings PLC
5.25%, 12/12/12	225,000	231,176
JPMorgan Chase & Co.
4.75%, 05/01/13	700,000	741,474
4.65%, 06/01/14	300,000	320,303
5.13%, 09/15/14	200,000	212,433
3.15%, 07/05/16	800,000	818,076
KeyCorp
3.75%, 08/13/15	250,000	258,054
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	500,000	513,173
5.45%, 07/15/14	200,000	206,162
6.05%, 05/16/16	400,000	404,377
Morgan Stanley
5.75%, 08/31/12	550,000	569,896
4.75%, 04/01/14	150,000	152,201
2.88%, 07/28/14	250,000	247,146
3.80%, 04/29/16	250,000	246,036
PNC Funding Corp.
4.25%, 09/21/15	300,000	322,837
Rabobank Nederland
1.85%, 01/10/14	275,000	280,395
Royal Bank of Canada
2.63%, 12/15/15	300,000	312,426
Royal Bank of Scotland Group PLC
3.25%, 01/11/14	400,000	397,566
State Street Corp.
2.88%, 03/07/16	400,000	413,689
The Bank of New York Mellon Corp.
2.95%, 06/18/15	450,000	468,200
The Goldman Sachs Group, Inc.
5.45%, 11/01/12	150,000	156,301
5.25%, 10/15/13	200,000	208,616
6.00%, 05/01/14	100,000	107,614
5.13%, 01/15/15	500,000	525,868
5.35%, 01/15/16	325,000	347,358
3.63%, 02/07/16	300,000	300,565
UBS AG
2.25%, 08/12/13	250,000	252,694
US Bancorp
2.00%, 06/14/13	500,000	511,239
Wells Fargo & Co.
5.25%, 10/23/12	950,000	996,910
4.38%, 01/31/13	200,000	209,127
3.75%, 10/01/14	100,000	106,442
5.00%, 11/15/14	375,000	395,180
4.75%, 02/09/15	250,000	265,407
Westpac Banking Corp.
2.25%, 11/19/12	200,000	203,171
4.20%, 02/27/15	200,000	212,565

		19,329,473

Brokerage 0.2%
BlackRock, Inc.
2.25%, 12/10/12	275,000	279,918
Jefferies Group, Inc.
3.88%, 11/09/15	125,000	127,152
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	105,473

		512,543

Finance Company 1.0%
Capital One Financial Corp.
7.38%, 05/23/14	150,000	168,891
General Electric Capital Corp.
1.88%, 09/16/13	1,250,000	1,262,555
4.38%, 09/21/15	250,000	267,632
5.00%, 01/08/16	125,000	137,079
HSBC Finance Corp.
4.75%, 07/15/13	300,000	312,335
5.00%, 06/30/15	450,000	476,109

		2,624,601

Insurance 1.1%
Allstate Life Global Funding Trusts
5.38%, 04/30/13 (g)	250,000	267,121
American International Group, Inc.
4.25%, 05/15/13 (a)	50,000	50,662
5.05%, 10/01/15	100,000	101,368
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	850,000	946,218
MetLife, Inc.
2.38%, 02/06/14	325,000	332,338
Principal Financial Group, Inc.
7.88%, 05/15/14	200,000	229,151
Prudential Financial, Inc.
3.63%, 09/17/12	300,000	307,194
Travelers Property Casualty Corp.
5.00%, 03/15/13	250,000	264,426

20 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
UnitedHealth Group, Inc.
5.38%, 03/15/16	325,000	375,762

		2,874,240

Other Financial 0.1%
CME Group, Inc.
5.40%, 08/01/13	175,000	188,230

Real Estate Investment Trust 0.3%
Health Care REIT, Inc.
3.63%, 03/15/16	300,000	300,706
Simon Property Group LP
4.20%, 02/01/15 (b)	350,000	373,677
5.75%, 12/01/15 (b)	150,000	167,884

		842,267

		26,371,354

Industrial 10.4%

Basic Industry 0.9%
ArcelorMittal S.A.
3.75%, 08/05/15	300,000	297,139
Barrick Gold Corp.
1.75%, 05/30/14 (c)	200,000	202,997
BHP Billiton Finance (USA) Ltd.
8.50%, 12/01/12	250,000	273,535
EI Du Pont de Nemours & Co.
1.75%, 03/25/14	200,000	204,071
International Paper Co.
5.30%, 04/01/15	150,000	163,675
Monsanto Co.
2.75%, 04/15/16	200,000	211,008
Praxair, Inc.
4.38%, 03/31/14	150,000	162,906
Rio Tinto Finance (USA) Ltd.
5.88%, 07/15/13	100,000	109,203
1.88%, 11/02/15	250,000	252,973
The Dow Chemical Co.
6.00%, 10/01/12	300,000	316,245
7.60%, 05/15/14 (g)	100,000	115,338
5.90%, 02/15/15	150,000	168,254

		2,477,344

Capital Goods 1.0%
3M Co.
4.38%, 08/15/13	150,000	161,570
Bemis Co., Inc.
5.65%, 08/01/14	50,000	55,134
Boeing Capital Corp.
2.13%, 08/15/16 (b)	300,000	304,900
Caterpillar Financial Services Corp.
4.85%, 12/07/12	200,000	210,588
1.38%, 05/20/14	150,000	151,734
2.05%, 08/01/16	100,000	101,130
CRH America, Inc.
5.30%, 10/15/13	100,000	105,797
General Electric Co.
5.00%, 02/01/13 (g)	600,000	632,556
John Deere Capital Corp.
4.90%, 09/09/13	400,000	432,768
Northrop Grumman Corp.
3.70%, 08/01/14	225,000	240,667
Tyco International Finance S.A.
6.00%, 11/15/13	200,000	221,294
Waste Management, Inc.
5.00%, 03/15/14	50,000	54,632

		2,672,770

Communications 2.0%
America Movil Sab De CV
2.38%, 09/08/16 (f)	250,000	247,970
AT&T, Inc.
4.95%, 01/15/13	200,000	210,153
6.70%, 11/15/13 (g)	375,000	417,559
2.50%, 08/15/15	350,000	358,903
CBS Corp.
8.20%, 05/15/14	200,000	232,953
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14	300,000	330,129
Comcast Corp.
5.30%, 01/15/14	150,000	164,658
DIRECTV Holdings LLC
4.75%, 10/01/14	300,000	330,174
3.13%, 02/15/16	300,000	309,390
Embarq Corp.
7.08%, 06/01/16	350,000	381,464
NBC Universal, Inc.
2.10%, 04/01/14 (c)	125,000	127,548
NBCUniversal Media LLC
3.65%, 04/30/15	200,000	212,453
Telecom Italia Capital S.A.
5.25%, 11/15/13	350,000	350,538
Telefonica Emisiones S.A.U.
3.73%, 04/27/15	150,000	147,741
3.99%, 02/16/16	200,000	196,117
Time Warner Cable, Inc.
6.20%, 07/01/13	150,000	163,224
3.50%, 02/01/15	200,000	210,305
Verizon Communications, Inc.
5.25%, 04/15/13	650,000	694,814
Vodafone Group PLC
4.15%, 06/10/14	100,000	108,012
2.88%, 03/16/16	225,000	234,195

		5,428,300

Consumer Cyclical 1.0%
CVS Caremark Corp.
4.88%, 09/15/14	500,000	551,113
Daimler Finance North America LLC
6.50%, 11/15/13	200,000	221,608
eBay, Inc.
1.63%, 10/15/15	75,000	75,737
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	250,000	271,254
McDonald’s Corp.
4.30%, 03/01/13	125,000	131,854
Target Corp.
5.13%, 01/15/13	200,000	212,016
Time Warner, Inc.
3.15%, 07/15/15	350,000	364,498
Toyota Motor Credit Corp.
2.80%, 01/11/16	200,000	208,683
Wal-Mart Stores, Inc.
3.20%, 05/15/14	400,000	425,217
2.80%, 04/15/16	175,000	185,188

		2,647,168

Consumer Non-Cyclical 3.0%
Abbott Laboratories
5.88%, 05/15/16	300,000	355,528

See financial notes 21

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Altria Group, Inc.
8.50%, 11/10/13	150,000	172,161
Anheuser-Busch InBev Worldwide, Inc.
3.00%, 10/15/12	125,000	128,195
2.88%, 02/15/16	475,000	500,906
Boston Scientific Corp.
6.25%, 11/15/15	200,000	223,923
Covidien International Finance S.A.
5.45%, 10/15/12	100,000	105,233
Diageo Capital PLC
7.38%, 01/15/14	200,000	229,230
General Mills, Inc.
5.65%, 09/10/12	100,000	104,773
Johnson & Johnson
1.20%, 05/15/14	150,000	153,246
2.15%, 05/15/16	200,000	208,567
Kellogg Co.
4.25%, 03/06/13	150,000	157,630
Kraft Foods, Inc.
2.63%, 05/08/13	350,000	358,106
McKesson Corp.
5.25%, 03/01/13	100,000	106,298
3.25%, 03/01/16	250,000	266,914
Medco Health Solutions, Inc.
6.13%, 03/15/13 (g)	250,000	268,367
Medtronic, Inc.
3.00%, 03/15/15	125,000	132,574
Newell Rubbermaid, Inc.
5.50%, 04/15/13	350,000	371,576
Novartis Capital Corp.
4.13%, 02/10/14	150,000	162,304
2.90%, 04/24/15	150,000	159,104
PepsiCo, Inc.
4.65%, 02/15/13	100,000	105,878
0.88%, 10/25/13	450,000	451,423
Pfizer, Inc.
4.50%, 02/15/14	250,000	273,143
5.35%, 03/15/15	200,000	228,354
Philip Morris International, Inc.
2.50%, 05/16/16	150,000	155,267
Procter & Gamble Co.
4.95%, 08/15/14	200,000	225,110
1.80%, 11/15/15	200,000	205,486
Reynolds American, Inc.
7.25%, 06/01/13	150,000	164,937
Safeway, Inc.
6.25%, 03/15/14	200,000	224,294
Sanofi-Aventis S.A.
1.63%, 03/28/14	300,000	305,946
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	200,000	203,196
The Coca-Cola Co.
1.50%, 11/15/15	550,000	560,166
Thermo Fisher Scientific, Inc.
2.15%, 12/28/12	200,000	203,721
2.25%, 08/15/16	250,000	252,596
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	200,000	218,731

		7,942,883

Energy 1.0%
Apache Corp.
6.00%, 09/15/13 (g)	200,000	220,903
Baker Hughes, Inc.
6.50%, 11/15/13 (g)	175,000	197,363
BP Capital Markets PLC
5.25%, 11/07/13	175,000	189,418
3.13%, 10/01/15	125,000	130,928
Chevron Corp.
3.95%, 03/03/14	100,000	108,063
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13	275,000	296,206
Encana Corp.
4.75%, 10/15/13	125,000	133,342
5.80%, 05/01/14	100,000	110,421
Marathon Petroleum Corp.
3.50%, 03/01/16 (c)	250,000	261,325
Shell International Finance BV
4.00%, 03/21/14	150,000	161,891
3.10%, 06/28/15	300,000	319,112
Statoilhydro A.S.A.
3.88%, 04/15/14	150,000	161,918
Total Capital S.A.
3.00%, 06/24/15	175,000	184,708
2.30%, 03/15/16	100,000	103,540
Transocean, Inc.
4.95%, 11/15/15	175,000	189,431

		2,768,569

Technology 1.3%
Agilent Technologies, Inc.
2.50%, 07/15/13	375,000	382,468
5.50%, 09/14/15	200,000	223,001
Cisco Systems, Inc.
2.90%, 11/17/14	100,000	106,000
5.50%, 02/22/16	250,000	289,736
Dell, Inc.
2.30%, 09/10/15	50,000	50,909
Google, Inc.
1.25%, 05/19/14	250,000	254,749
Hewlett-Packard Co.
2.95%, 08/15/12	50,000	50,873
6.13%, 03/01/14	200,000	220,727
4.75%, 06/02/14	150,000	163,449
2.13%, 09/13/15	50,000	50,283
International Business Machines Corp.
6.50%, 10/15/13	500,000	561,134
Microsoft Corp.
1.63%, 09/25/15	300,000	306,130
Oracle Corp.
3.75%, 07/08/14	150,000	162,655
5.25%, 01/15/16	100,000	115,086
Xerox Corp.
5.65%, 05/15/13 (g)	400,000	428,166

		3,365,366

Transportation 0.2%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (g)	150,000	171,232
CSX Corp.
6.25%, 04/01/15	125,000	145,332
Ryder System, Inc.
3.15%, 03/02/15	300,000	315,614

		632,178

		27,934,578

22 See financial notes

 Schwab Short-Term Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Utilities 1.6%

Electric 1.1%
Commonwealth Edison Co.
1.63%, 01/15/14	150,000	151,509
1.95%, 09/01/16 (f)	100,000	99,962
Consumers Energy Co.
5.38%, 04/15/13	250,000	267,108
Dominion Resources, Inc.
1.80%, 03/15/14	250,000	252,528
Duke Energy Carolinas LLC
5.75%, 11/15/13 (g)	350,000	384,972
Exelon Corp.
4.90%, 06/15/15	400,000	439,240
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	150,000	158,524
Pacific Gas & Electric Corp.
6.25%, 12/01/13	300,000	333,879
PSEG Power LLC
5.50%, 12/01/15	150,000	167,796
Southern California Edison Co.
5.75%, 03/15/14	200,000	222,879
The Southern Co.
2.38%, 09/15/15	350,000	358,081
Virginia Electric & Power Co.
5.10%, 11/30/12	150,000	157,954

		2,994,432

Natural Gas 0.5%
Energy Transfer Partners LP
8.50%, 04/15/14	250,000	289,032
Enterprise Products Operating LLC
9.75%, 01/31/14	125,000	147,033
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	250,000	269,286
Plains All American Pipeline LP
3.95%, 09/15/15	150,000	158,999
Sempra Energy
6.00%, 02/01/13	125,000	133,191
6.50%, 06/01/16	100,000	119,097
TransCanada PipeLines Ltd.
3.40%, 06/01/15	100,000	107,299

		1,223,937

		4,218,369

Total Corporate Bonds
(Cost $57,359,073)		58,524,301

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14	475,000	506,267

Total Municipal Bonds
(Cost $485,882)		506,267

	Number	Value
Security	of Shares	($)

Other Investment Company 1.0% of net assets

Money Fund 1.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	2,645,289	2,645,289

Total Other Investment Company
(Cost $2,645,289)		2,645,289

End of Investments.

At 08/31/11, the tax basis cost of the fund’s investments was $260,670,904, and the unrealized appreciation and depreciation were $6,444,891 and ($210,587), respectively, with a net unrealized appreciation of $6,234,304.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $591,870 or 0.2% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Guaranteed by the Republic of Germany.
(f)	Delayed-delivery security.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.

See financial notes 23

 Schwab Short-Term Bond Market Fund

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value (cost $260,552,285)		$266,905,208
Cash		15,813
Receivables:
Investments sold		7,742,303
Interest		1,548,076
Fund shares sold		1,122,061
Due from investment adviser		1,130
Income from securities on loan		315
Prepaid expenses	+	4,848

Total assets		277,339,754

Liabilities

Payables:
Investments bought		9,883,898
Shareholder services fees		7,611
Fund shares redeemed		477,974
Distributions to shareholders		99,706
Accrued expenses	+	35,071

Total liabilities		10,504,260

Net Assets

Total assets		277,339,754
Total liabilities	−	10,504,260

Net assets		$266,835,494

Net Assets by Source
Capital received from investors		319,493,914
Net realized capital losses		(59,011,343)
Net unrealized capital gains		6,352,923

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$266,835,494		28,772,099		$9.27

24 See financial notes

 Schwab Short-Term Bond Market Fund

Statement of
Operations
For September 1, 2010 through August 31, 2011

Investment Income

Interest		$4,655,423
Securities on loan	+	1,055

Total investment income		4,656,478

Expenses

Investment adviser and administrator fees		761,093
Shareholder service fees		620,564
Portfolio accounting fees		71,297
Professional fees		39,936
Registration fees		27,651
Transfer agent fees		22,114
Custodian fees		10,900
Shareholder reports		10,836
Trustees’ fees		9,158
Interest expense		84
Other expenses	+	7,305

Total expenses		1,580,938
Expense reduction by CSIM and/or Schwab	−	331,565
Custody credits	−	103

Net expenses	−	1,249,270

Net investment income		3,407,208

Realized and Unrealized Gains (Losses)

Net realized gains on investments		4,005,026
Net realized gains on futures contracts	+	33,728

Net realized gains		4,038,754
Net unrealized losses on investments	+	(1,650,129)

Net realized and unrealized gains		2,388,625

Increase in net assets resulting from operations		$5,795,833

See financial notes 25

 Schwab Short-Term Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/10-8/31/11			9/1/09-8/31/10
Net investment income		$3,407,208	$4,899,462
Net realized gains		4,038,754	6,218,796
Net unrealized gains (losses)	+	(1,650,129)	864,581

Increase in net assets from operations		5,795,833	11,982,839

Distributions to shareholders

Distributions from net investment income		($3,407,208)	($4,899,461)

Transactions in Fund Shares

		9/1/10-8/31/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,687,968	$125,666,291	9,736,251	$87,998,380
Shares reinvested		237,525	2,180,816	355,548	3,211,487
Shares redeemed	+	(13,254,636)	(121,646,463)	(11,222,849)	(101,212,302)

Net transactions in fund shares		670,857	$6,200,644	(1,131,050)	($10,002,435)

Shares Outstanding and Net Assets

		9/1/10-8/31/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,101,242	$258,246,225	29,232,292	$261,165,282
Total increase (decrease)	+	670,857	8,589,269	(1,131,050)	(2,919,057)

End of period		28,772,099	$266,835,494	28,101,242	$258,246,225

26 See financial notes

Schwab® Premier Income Fund

Financial Statements

Financial Highlights

	9/1/10–	9/1/09–	9/1/08–	10/31/07[2]–
	8/31/11	8/31/10	8/31/09[1]	8/31/08

Per-Share Data ($)

Net asset value at beginning of period	10.43	9.89	9.95	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.32	0.50	0.71	0.44
Net realized and unrealized gains (losses)	0.16	0.58	(0.07)	(0.03)

Total from investment operations	0.48	1.08	0.64	0.41
Less distributions:
Distributions from net investment income	(0.36)	(0.54)	(0.70)	(0.46)
Distributions from net realized gains	(0.01)	—	—	—

Total distributions	(0.37)	(0.54)	(0.70)	(0.46)

Net asset value at end of period	10.54	10.43	9.89	9.95

Total return (%)	4.75	11.16	7.03	4.13	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.61	0.62	0.63	0.54	[4]
Gross operating expenses	0.61	0.63	0.75	0.74	[4]
Net investment income (loss)	3.13	4.71	7.90	5.53	[4]
Portfolio turnover rate	294	173	496	374	[3]
Net assets, end of period ($ x 1,000,000)	431	459	261	47

1 Effective on August 10, 2009, all outstanding Investor Shares and Select Shares were converted into Institutional Shares. The figures in Financial Highlights reflect only the remaining share class.
2 Commencement of operations.
3 Not annualized.
4 Annualized.

See financial notes 27

 Schwab Premier Income Fund

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

23.6%		Corporate Bonds	99,777,472	101,792,902
38.3%		Mortgage-Backed Securities	159,656,911	165,062,339
2.7%		Commercial Mortgage Backed Securities	10,713,335	11,425,667
25.1%		U.S. Government and Government Agencies	103,374,347	107,980,894
4.2%		Foreign Securities	17,853,722	18,239,111
0.3%		Preferred Stock	1,100,058	1,100,009
0.2%		Municipal Bonds	792,534	799,369
1.6%		Other Investment Company	7,032,026	7,032,026
15.0%		Short-Term Investments	64,699,617	64,699,617

111.0%		Total Investments	465,000,022	478,131,934
(11	.0)%	Other Assets and Liabilities, Net		(47,360,183)

100.0%		Net Assets		430,771,751

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 23.6% of net assets

Finance 8.8%

Banking 5.9%
American Express Co.
5.50%, 09/12/16 (d)	500,000	570,612
American Express Credit Corp.
1.10%, 06/24/14 (a)	2,000,000	1,974,222
Australia & New Zealand Banking Group Ltd.
0.99%, 01/10/14 (a)(c)(e)	1,000,000	995,355
Bank of America Corp.
7.38%, 05/15/14	500,000	547,555
5.63%, 10/14/16 (e)	750,000	764,828
7.63%, 06/01/19	500,000	565,651
5.00%, 05/13/21 (d)	1,000,000	980,759
BNP Paribas S.A.
5.00%, 01/15/21	300,000	310,526
Citigroup, Inc.
5.00%, 09/15/14	1,750,000	1,798,321
5.38%, 08/09/20 (e)	500,000	531,660
Commonwealth Bank of Australia
0.98%, 03/17/14 (a)(c)(e)	2,500,000	2,486,917
Credit Suisse USA, Inc.
5.30%, 08/13/19	1,000,000	1,048,442
Deutsche Bank Financial LLC
5.38%, 03/02/15	500,000	515,964
Fifth Third Bancorp
3.63%, 01/25/16	600,000	608,917
JPMorgan Chase & Co.
4.75%, 05/01/13 (d)	1,000,000	1,059,249
3.15%, 07/05/16	700,000	715,816
6.00%, 01/15/18	1,500,000	1,677,133
Morgan Stanley
4.75%, 04/01/14	1,000,000	1,014,671
6.63%, 04/01/18	1,000,000	1,072,940
Rabobank Nederland
2.13%, 10/13/15 (e)	1,000,000	1,012,077
Sumitomo Mitsui Banking Corp.
1.95%, 01/14/14 (c)	1,000,000	1,011,740
The Goldman Sachs Group, Inc.
3.63%, 02/07/16	850,000	851,601
6.15%, 04/01/18	500,000	535,159
Wachovia Corp.
5.75%, 02/01/18	500,000	572,804
Wells Fargo & Co.
4.75%, 02/09/15	1,000,000	1,061,629
Westpac Banking Corp.
0.98%, 12/09/13 (a)	1,000,000	996,878

		25,281,426

Brokerage 0.1%
Macquarie Group Ltd.
6.25%, 01/14/21 (c)	300,000	291,810
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	316,418

		608,228

Finance Company 1.5%
Capital One Financial Corp.
1.40%, 07/15/14 (a)	1,000,000	997,394
4.75%, 07/15/21	500,000	504,092
General Electric Capital Corp.
3.75%, 11/14/14	500,000	527,192
5.63%, 05/01/18	1,000,000	1,109,751
5.30%, 02/11/21	250,000	266,709
SLM Corp.
5.40%, 10/25/11	2,000,000	2,000,092
0.55%, 01/27/14 (a)	1,000,000	902,086

		6,307,316

Insurance 0.9%
Lincoln National Corp.
6.25%, 02/15/20	500,000	544,569
Metlife, Inc.
6.75%, 06/01/16	1,000,000	1,173,135
Prudential Financial, Inc.
7.38%, 06/15/19	1,000,000	1,198,016
WellPoint, Inc.
2.38%, 02/15/17	1,000,000	987,241

		3,902,961

Real Estate Investment Trust 0.4%
Digital Realty Trust LP
4.50%, 07/15/15	725,000	751,775
Federal Realty Investment Trust
5.95%, 08/15/14	500,000	544,892

28 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Ventas Realty LP
3.13%, 11/30/15	500,000	505,273

		1,801,940

		37,901,871

Industrial 12.9%

Basic Industry 1.1%
Alcoa, Inc.
6.75%, 07/15/18	500,000	545,842
Arcelormittal
5.38%, 06/01/13 (e)	500,000	520,169
Cliffs Natural Resources, Inc.
4.80%, 10/01/20 (e)	500,000	507,517
EI du Pont de Nemours & Co.
0.67%, 03/25/14 (a)	1,500,000	1,506,070
Monsanto Co.
2.75%, 04/15/16	400,000	422,016
Rio Tinto Finance (USA) Ltd.
2.50%, 05/20/16	750,000	765,732
The Dow Chemical Co.
7.60%, 05/15/14 (e)	500,000	576,688

		4,844,034

Capital Goods 1.1%
Allied Waste North America, Inc.
6.88%, 06/01/17 (b)(e)	2,000,000	2,157,562
Boeing Capital Corp.
2.13%, 08/15/16	750,000	762,251
Caterpillar Financial Services Corp.
1.38%, 05/20/14 (e)	250,000	252,891
General Electric Co.
5.25%, 12/06/17	1,000,000	1,122,587
John Deere Capital Corp.
2.95%, 03/09/15 (e)	500,000	529,945
Tyco International Finance S.A.
8.50%, 01/15/19	100,000	131,687

		4,956,923

Communications 2.8%
America Movil Sab De CV
2.38%, 09/08/16 (d)	750,000	743,910
AT&T, Inc.
6.70%, 11/15/13 (e)	1,000,000	1,113,490
Cellco Partnership / Verizon Wireless Capital LLC
8.50%, 11/15/18	1,000,000	1,346,026
Comcast Corp.
5.88%, 02/15/18 (e)	1,000,000	1,172,037
Dish DBS Corp.
6.38%, 10/01/11 (e)	1,000,000	1,003,750
NBCUniversal Media LLC
4.38%, 04/01/21	500,000	514,173
Qwest Corp.
8.88%, 03/15/12	2,100,000	2,176,125
3.50%, 06/15/13 (a)	1,000,000	997,500
8.38%, 05/01/16	500,000	572,500
Sprint Capital Corp.
8.38%, 03/15/12	2,000,000	2,070,000
Verizon Communications, Inc.
4.60%, 04/01/21	500,000	545,448

		12,254,959

Consumer Cyclical 1.5%
Ford Motor Credit Co. LLC
3.00%, 01/13/12 (a)	3,000,000	3,003,810
International Game Technology
5.50%, 06/15/20	100,000	106,990
Macys Retail Holdings, Inc.
5.90%, 12/01/16	1,000,000	1,106,394
McDonald’s Corp.
3.63%, 05/20/21	750,000	807,203
PACCAR, Inc.
6.88%, 02/15/14	200,000	228,527
Target Corp.
6.00%, 01/15/18	500,000	605,706
Time Warner, Inc.
3.15%, 07/15/15	500,000	520,711

		6,379,341

Consumer Non-Cyclical 3.3%
Amerisourcebergen Corp.
5.63%, 09/15/12	500,000	522,838
Anheuser-Busch InBev Worldwide, Inc.
0.80%, 01/27/14 (a)(e)	1,500,000	1,510,647
6.88%, 11/15/19 (e)	500,000	641,229
Boston Scientific Corp.
6.25%, 11/15/15	1,000,000	1,119,615
General Mills, Inc.
0.64%, 05/16/14 (a)	1,000,000	1,002,247
HJ Heinz Co.
5.35%, 07/15/13	1,000,000	1,076,410
Medco Health Solutions, Inc.
6.13%, 03/15/13 (e)	500,000	536,735
PepsiCo, Inc.
7.90%, 11/01/18	107,000	141,777
Philip Morris International, Inc.
5.65%, 05/16/18	500,000	590,598
Reynolds American, Inc.
7.63%, 06/01/16	1,000,000	1,206,246
Sanofi-Aventis S.A.
0.45%, 03/28/13 (a)	1,000,000	1,002,951
Teva Pharmaceutical Finance III LLC
0.75%, 03/21/14 (a)	1,000,000	1,003,269
The Coca-Cola Co.
3.15%, 11/15/20 (e)	1,000,000	1,018,802
Thermo Fisher Scientific, Inc.
2.25%, 08/15/16	1,000,000	1,010,383
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	500,000	546,828
6.13%, 08/15/19	1,000,000	1,151,045

		14,081,620

Energy 1.1%
Anadarko Petroleum Corp.
7.63%, 03/15/14	2,000,000	2,289,460
ConocoPhillips
6.00%, 01/15/20	600,000	737,905
Marathon Petroleum Corp.
3.50%, 03/01/16 (c)	250,000	261,326
Occidental Petroleum Corp.
4.10%, 02/01/21	250,000	270,993
Statoil ASA
3.13%, 08/17/17	750,000	799,340
Total Capital S.A.
2.30%, 03/15/16	500,000	517,702

		4,876,726

Technology 1.7%
Google, Inc.
2.13%, 05/19/16	1,000,000	1,033,894

See financial notes 29

 Schwab Premier Income Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Hewlett-Packard Co.
0.59%, 05/24/13 (a)	2,000,000	1,997,270
Oracle Corp.
3.88%, 07/15/20 (c)	500,000	536,818
Seagate Technology International
10.00%, 05/01/14 (c)	483,000	540,960
Xerox Corp.
1.11%, 05/16/14 (a)	1,750,000	1,752,091
5.63%, 12/15/19	1,250,000	1,403,520

		7,264,553

Transportation 0.3%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14 (e)	100,000	114,155
3.60%, 09/01/20 (e)	250,000	251,049
ERAC USA Finance LLC
2.25%, 01/10/14 (c)	575,000	584,746
Union Pacific Corp.
5.75%, 11/15/17	200,000	237,215

		1,187,165

		55,845,321

Utilities 1.9%

Electric 1.0%
Commonwealth Edison Co.
1.63%, 01/15/14	350,000	353,520
1.95%, 09/01/16 (d)	350,000	349,868
Dominion Resources, Inc.
6.40%, 06/15/18	1,000,000	1,214,170
Duke Energy Corp.
5.05%, 09/15/19	500,000	561,432
Nevada Power Co.
7.13%, 03/15/19	500,000	628,602
Pacific Gas & Electric Co.
3.50%, 10/01/20	500,000	509,940
The Southern Co.
2.38%, 09/15/15	500,000	511,544

		4,129,076

Natural Gas 0.9%
CenterPoint Energy Resources Corp.
6.00%, 05/15/18 (e)	250,000	291,935
Energy Transfer Partners LP
8.50%, 04/15/14 (e)	500,000	578,065
Enterprise Products Operating LP
3.20%, 02/01/16	500,000	518,351
Kinder Morgan Energy Partners LP
5.63%, 02/15/15 (e)	300,000	336,225
Sempra Energy
1.01%, 03/15/14 (a)	1,500,000	1,505,227
TransCanada PipeLines Ltd.
3.40%, 06/01/15	500,000	536,497
Williams Partners LP
4.13%, 11/15/20	150,000	150,334

		3,916,634

		8,045,710

Total Corporate Bonds
(Cost $99,777,472)		101,792,902

Mortgage-Backed Securities 38.3% of net assets

Collateralized Mortgage Obligations 2.6%
ABN Amro Mortgage Corp.
Series 2003-9 Class A1
4.50%, 08/25/18 (b)(e)	107,116	108,778
Banc of America Mortgage Securities, Inc.
Series 2004-4 Class 2A1
5.50%, 05/25/34 (b)(e)	274,825	276,366
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)(e)	1,369,274	1,388,258
CS First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(e)	2,235,384	2,277,467
MASTR Asset Securitization Trust
Series 2003-6 Class 9A1
4.25%, 07/25/33 (b)(e)	16,554	16,526
Series 2003-8 Class 3A2
0.62%, 09/25/33 (a)(b)	83,994	83,688
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)	812,938	849,538
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)	90,969	93,058
Sequoia Mortgage Trust
4.13%, 02/25/41 (b)	2,870,389	2,868,265
WAMU Mortgage Pass-Through Certificates
Series 2003-S10 Class A5
5.00%, 10/25/18 (b)	100,813	101,256
Series 2003-S9 Class A6
5.25%, 10/25/33 (b)	2,834,854	2,862,681
Series 2004-S3 Class 1A1
5.00%, 07/25/34 (b)	475,738	476,963

		11,402,844

U.S. Government Agency Mortgages 35.7%
Fannie Mae
4.86%, 11/01/12 (b)	365,581	368,946
6.00%, 02/01/15 to 11/01/34 (b)	5,053,169	5,587,530
6.00%, 03/01/16 to 07/01/37 (b)(e)	7,513,395	8,313,997
9.75%, 07/01/16 (b)	1,606	1,608
7.00%, 11/01/16 to 01/01/35 (b)	696,557	802,405
4.50%, 08/01/18 to 09/01/19 (b)	594,693	633,797
6.50%, 12/01/19 to 08/01/26 (b)	573,037	629,961
6.50%, 07/01/21 (b)(e)	49,419	55,238
5.50%, 10/01/22 (b)(e)	949,984	1,049,332
5.50%, 04/01/23 to 05/01/27 (b)	3,996,121	4,408,480
5.00%, 08/01/23 to 07/01/35 (b)(e)	6,279,653	6,859,537
5.00%, 09/01/23 to 02/01/31 (b)	2,937,026	3,193,594
4.00%, 10/25/31 (b)(e)	1,541,993	1,561,347
Fannie Mae TBA
3.50%, 09/01/26 (b)	2,000,000	2,087,500
4.00%, 09/01/26 to 10/01/41 (b)	19,000,000	19,655,781
4.50%, 10/01/41 (b)	3,000,000	3,163,008
5.00%, 10/01/41 (b)	500,000	537,422
Freddie Mac
4.50%, 01/01/13 to 06/01/19 (b)	852,338	875,204
4.50%, 07/01/13 to 09/01/15 (b)(e)	11,978	12,316
6.50%, 10/01/13 to 04/01/26 (b)	617,099	690,238
6.50%, 03/01/16 to 02/01/21 (b)(e)	389,412	425,792
6.00%, 06/01/16 to 08/01/22 (b)	588,026	651,641

30 See financial notes

 Schwab Premier Income Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
3.75%, 11/15/17 (b)(e)	1,145,641	1,165,870
5.50%, 02/01/23 to 05/01/23 (b)	1,091,057	1,200,385
5.00%, 01/01/24 to 08/15/27 (b)	1,267,556	1,380,289
4.75%, 10/15/27 (b)	39,958	39,946
5.50%, 07/01/32 to 10/01/33 (b)(e)	12,369,484	13,599,646
4.00%, 10/01/40 (b)	1,706,729	1,771,575
Freddie Mac TBA
4.00%, 09/01/26 to 10/01/41 (b)	6,000,000	6,214,297
4.50%, 10/01/41 (b)	1,500,000	1,579,922
Ginnie Mae
7.63%, 08/15/28 (b)	176,085	192,860
7.38%, 09/15/28 to 02/15/30 (b)	451,192	527,852
7.13%, 02/15/29 to 03/15/29 (b)	282,235	327,852
7.00%, 04/15/29 to 05/15/29 (b)	309,235	362,326
7.25%, 04/15/29 (b)	45,746	53,367
5.50%, 02/15/33 to 08/20/34 (b)	8,838,191	9,928,474
5.00%, 02/20/33 to 11/15/34 (b)	24,715,565	27,406,683
5.50%, 06/15/34 (b)(e)	8,805,074	9,877,384
4.00%, 11/15/40 (b)	4,920,403	5,215,311
Ginnie Mae TBA
4.00%, 09/01/41 to 10/01/41 (b)	4,500,000	4,758,594
4.50%, 09/01/41 to 10/01/41 (b)	6,000,000	6,492,188

		153,659,495

Total Mortgage-Backed Securities
(Cost $159,656,911)		165,062,339

Commercial Mortgage Backed Securities 2.7% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class A2
5.33%, 09/10/45 (b)(e)	520,542	519,815
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)(e)	3,000,000	3,285,481
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.40%, 07/15/44 (a)(b)(e)	2,905,000	3,001,286
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(e)	1,000,000	1,060,777
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
3.97%, 03/12/39 (b)	231,132	232,919
Series 2005-LDP5 Class A2
5.20%, 12/15/44 (b)(e)	1,875,000	1,880,871
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)	94,000	94,672
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	549,445	562,203
LB-UBS Commercial Mortgage Trust
Series 2006-C3 Class A3
5.69%, 03/15/32 (a)(b)(e)	760,000	787,643

Total Commercial Mortgage Backed Securities
(Cost $10,713,335)		11,425,667

U.S. Government and Government Agencies 25.1% of net assets

U.S. Government Agency Securities 4.5%
Fannie Mae
2.63%, 11/20/14	1,000,000	1,066,505
1.63%, 10/26/15 (e)	7,000,000	7,215,922
2.38%, 04/11/16	2,000,000	2,114,960
Federal Farm Credit Bank
3.00%, 09/22/14	1,000,000	1,071,733
Freddie Mac
2.50%, 05/27/16	7,500,000	7,990,485

		19,459,605

U.S. Treasury Obligations 20.6%
U.S. Treasury Notes
1.00%, 01/15/14	2,000,000	2,037,032
1.00%, 05/15/14	2,100,000	2,141,847
0.63%, 07/15/14	5,000,000	5,046,485
2.63%, 07/31/14	1,600,000	1,707,250
2.38%, 09/30/14	1,850,000	1,964,324
2.38%, 10/31/14	3,400,000	3,613,829
2.00%, 04/30/16	5,000,000	5,268,385
1.75%, 05/31/16	4,600,000	4,789,732
1.50%, 06/30/16	10,000,000	10,285,960
1.50%, 07/31/16	2,550,000	2,621,316
1.00%, 08/31/16	5,000,000	5,012,135
3.25%, 12/31/16	2,000,000	2,225,938
2.38%, 07/31/17	5,300,000	5,638,702
1.88%, 10/31/17	3,000,000	3,097,500
2.88%, 03/31/18	2,000,000	2,183,282
2.38%, 05/31/18	5,000,000	5,289,835
3.75%, 11/15/18	5,000,000	5,751,955
3.50%, 05/15/20	4,500,000	5,065,681
2.63%, 11/15/20	3,000,000	3,134,766
3.13%, 05/15/21	10,750,000	11,645,335

		88,521,289

Total U.S. Government and Government Agencies
(Cost $103,374,347)		107,980,894

Foreign Securities 4.2% of net assets

Foreign Agencies 1.6%

Canada 0.2%
Export Development Canada
3.50%, 05/16/13	1,000,000	1,051,700

Cayman Islands 0.8%
Petrobras International Finance Co.
5.88%, 03/01/18	3,000,000	3,276,000

Germany 0.4%
Kreditanstalt Fuer Wiederaufbau
3.50%, 03/10/14	1,500,000	1,613,289

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15	500,000	541,285
5.50%, 01/21/21	500,000	546,750

		1,088,035

		7,029,024

Foreign Local Government 0.3%

Canada 0.3%
Hydro Quebec
2.00%, 06/30/16	700,000	716,922

See financial notes 31

 Schwab Premier Income Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Province of British Columbia Canada
2.85%, 06/15/15 (e)	500,000	535,730

		1,252,652

Sovereign 0.8%

Brazil 0.1%
Brazilian Government International Bond
6.00%, 01/17/17	500,000	587,000

Mexico 0.3%
United Mexican States
5.13%, 01/15/20 (d)	1,200,000	1,353,000

Republic of Korea 0.4%
Republic of Korea
5.13%, 12/07/16	1,500,000	1,685,790

		3,625,790

Supranational 1.5%
European Investment Bank
3.13%, 06/04/14	2,500,000	2,672,193
2.50%, 05/16/16	2,000,000	2,119,630
International Bank for Reconstruction & Development
1.75%, 07/15/13	1,500,000	1,539,822

		6,331,645

Total Foreign Securities
(Cost $17,853,722)		18,239,111

	Number	Value
Security	of Shares	($)

Preferred Stock 0.3% of net assets

KeyCorp Capital VIII	43,410	1,100,009

Total Preferred Stock
(Cost $1,100,058)		1,100,009

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Municipal Bonds 0.2% of net assets

Fixed-Rate Obligations 0.2%
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14	750,000	799,369

Total Municipal Bonds
(Cost $792,534)		799,369

	Number	Value
Security	of Shares	($)

Other Investment Company 1.6% of net assets

Money Fund 1.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	7,032,026	7,032,026

Total Other Investment Company
(Cost $7,032,026)		7,032,026

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 15.0% of net assets

U.S. Government Agency Securities 11.9%
Fannie Mae
0.00%, 09/12/11 (f)	10,000,000	9,999,997
0.01%, 09/09/11 (f)	10,000,000	9,999,989
Federal Home Loan Bank
0.01%, 09/21/11 (f)	9,750,000	9,749,946
0.03%, 09/19/11 (f)	15,000,000	14,999,775
0.04%, 09/15/11 (f)	4,000,000	3,999,938
Freddie Mac
0.03%, 09/14/11 (f)	2,700,000	2,699,975

		51,449,620

U.S. Treasury Obligations 3.1%
U.S. Treasury Bills
0.00%, 09/15/11 (f)	8,250,000	8,250,000
0.00%, 10/20/11 (f)	5,000,000	4,999,997

		13,249,997

Total Short-Term Investments
(Cost $64,699,617)		64,699,617

End of Investments.

At 08/31/11, the tax basis cost of the fund’s investments was $465,013,600 and the unrealized appreciation and depreciation were $13,581,222 and ($462,888), respectively, with a net unrealized appreciation of $13,118,334.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,709,672 or 1.6% of net assets.
(d)	Delayed-delivery security.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	The rate shown is the purchase yield.

32 See financial notes

 Schwab Premier Income Fund

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value (cost $465,000,022)		$478,131,934
Receivables:
Investments sold		31,723,436
Interest		2,552,032
Fund shares sold		1,323,604
Prepaid expenses	+	7,958

Total assets		513,738,964

Liabilities

Payables:
Investments bought		82,239,550
Investment adviser and administrator fees		10,548
Shareholder services fees		8,146
Distributions to shareholders		459,048
Fund shares redeemed		207,373
Due to custodian		2,168
Accrued expenses	+	40,380

Total liabilities		82,967,213

Net Assets

Total assets		513,738,964
Total liabilities	−	82,967,213

Net assets		$430,771,751

Net Assets by Source
Capital received from investors		413,082,442
Distributions in excess of net investment income		(63,440)
Net realized capital gains		4,620,837
Net unrealized capital gains		13,131,912

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$430,771,751		40,857,392		$10.54

See financial notes 33

 Schwab Premier Income Fund

Statement of
Operations
For September 1, 2010 through August 31, 2011

Investment Income

Interest		$15,936,459
Dividends	+	343,026

Total investment income		16,279,485

Expenses

Investment adviser and administrator fees		1,306,679
Shareholder service fees		1,078,921
Portfolio accounting fees		78,555
Professional fees		69,848
Registration fees		42,566
Custodian fees		25,323
Shareholder reports		15,772
Transfer agent fees		14,514
Trustees’ fees		10,910
Interest expense		189
Other expenses	+	11,129

Total expenses		2,654,406
Expense reduction by CSIM and/or Schwab	−	14,944
Custody credits	−	510

Net expenses	−	2,638,952

Net investment income		13,640,533

Realized and Unrealized Gains (Losses)

Net realized gains on investments		8,521,119
Net realized gains on futures contracts	+	237,738

Net realized gains		8,758,857
Net unrealized losses on investments		(2,739,828)
Net unrealized losses on futures contracts	+	(144,901)

Net unrealized losses	+	(2,884,729)

Net realized and unrealized gains		5,874,128

Increase in net assets resulting from operations		$19,514,661

34 See financial notes

 Schwab Premier Income Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/10-8/31/11			9/1/09-8/31/10
Net investment income		$13,640,533	$17,397,189
Net realized gains		8,758,857	10,608,966
Net unrealized gains (losses)	+	(2,884,729)	10,492,456

Increase in net assets from operations		19,514,661	38,498,611

Distributions to shareholders

Distributions from net investment income		(15,207,419)	(18,843,689)
Distributions from net realized gains	+	(498,951)	—

Total distributions		($15,706,370)	($18,843,689)

Transactions in Fund Shares

		9/1/10-8/31/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,089,354	$177,155,960	25,684,971	$260,256,067
Shares reinvested		739,178	7,664,954	923,928	9,385,591
Shares redeemed	+	(20,951,819)	(216,572,990)	(8,996,159)	(91,344,205)

Net transactions in fund shares		(3,123,287)	($31,752,076)	17,612,740	$178,297,453

Shares Outstanding and Net Assets

		9/1/10-8/31/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		43,980,679	$458,715,536	26,367,939	$260,763,161
Total increase (decrease)	+	(3,123,287)	(27,943,785)	17,612,740	197,952,375

End of period		40,857,392	$430,771,751	43,980,679	$458,715,536

Distributions in excess of net investment income			($63,440)		$—

See financial notes 35

Schwab Total Bond Market Fund™

Financial Statements

Financial Highlights

	9/1/10–		9/1/09–	9/1/08–	9/1/07–	9/1/06–
	8/31/11		8/31/10	8/31/09	8/31/08	8/31/07

Per-Share Data ($)

Net asset value at beginning of period	9.42		8.96	9.16	9.72	9.76

Income (loss) from investment operations:
Net investment income (loss)	0.26		0.29	0.37	0.48	0.51
Net realized and unrealized gains (losses)	0.10		0.48	(0.20)	(0.56)	(0.04)

Total from investment operations	0.36		0.77	0.17	(0.08)	0.47
Less distributions:
Distributions from net investment income	(0.27)		(0.31)	(0.37)	(0.48)	(0.51)

Net asset value at end of period	9.51		9.42	8.96	9.16	9.72

Total return (%)	3.93		8.76	2.04	(0.91)	4.90

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	[1]	0.55	0.55	0.52	0.53
Gross operating expenses	0.59	[2]	0.58 [2]	0.63	0.52	0.53
Net investment income (loss)	2.78		3.21	4.18	5.03	5.16
Portfolio turnover rate	166		155	472	433	311
Net assets, end of period ($ x 1,000,000)	936		929	912	1,260	1,534

1 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended rate. Please see financial note 4 for more information.
2 The ratio of gross operating expenses would have been 0.55%, if certain non-routine expenses (litigation fees) had not been incurred.

36 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

32.8%		Mortgage-Backed Securities	290,691,221	307,289,016
19.6%		Corporate Bonds	172,431,289	183,316,932
39.5%		U.S. Government and Government Agencies	346,399,952	369,344,569
2.1%		Commercial Mortgage Backed Securities	18,143,738	19,924,617
0.3%		Asset-Backed Obligations	2,599,142	2,676,240
4.4%		Foreign Securities	38,751,033	40,973,561
0.9%		Municipal Bonds	7,939,133	8,619,701
1.1%		Other Investment Company	10,418,637	10,418,637
4.2%		Short-Term Investments	38,999,837	38,999,837

104.9%		Total Investments	926,373,982	981,563,110
(0	.2)%	TBA Sale Commitments	(1,648,847)	(1,650,938)
(4	.7)%	Other Assets and Liabilities, Net		(44,127,602)

100.0%		Net Assets		935,784,570

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 32.8% of net assets

U.S. Government Agency Mortgages 32.8%
Fannie Mae
5.50%, 12/01/13 to 03/01/35 (b)(g)	15,250,683	16,831,589
5.00%, 12/01/17 to 12/01/39 (b)	20,032,423	21,655,513
4.50%, 04/01/18 to 12/01/39 (b)	29,556,277	31,379,389
4.00%, 07/01/18 (b)(g)	1,057,465	1,126,705
4.00%, 06/01/19 to 01/01/41 (b)	21,100,061	22,022,366
5.50%, 05/01/23 to 11/01/38 (b)	18,318,764	20,104,101
5.00%, 07/01/23 to 06/01/36 (b)(g)	7,308,263	7,921,865
6.00%, 09/01/24 to 12/01/37 (b)	15,747,615	17,534,881
3.50%, 03/01/26 to 01/01/31 (b)	3,190,308	3,331,530
6.50%, 08/01/26 to 11/01/37 (b)	4,232,032	4,767,407
6.50%, 02/01/32 to 11/01/37 (b)(g)	2,327,273	2,657,919
2.01%, 03/01/34 (a)(b)	1,256,493	1,314,550
2.16%, 03/01/35 (a)(b)	643,867	669,239
3.20%, 08/01/35 (a)(b)(g)	2,234,614	2,336,236
7.00%, 04/01/37 (b)	1,653,477	1,903,144
3.36%, 04/01/40 (a)(b)	950,065	998,214
Fannie Mae TBA
3.50%, 09/01/26 to 10/01/41 (b)	4,000,000	4,115,059
4.00%, 09/01/26 to 10/01/41 (b)	2,500,000	2,613,438
4.50%, 10/01/41 (b)	8,000,000	8,434,687
5.00%, 10/01/41 (b)	2,500,000	2,687,110
Freddie Mac
6.00%, 04/01/15 to 12/01/32 (b)(g)	2,189,875	2,419,604
4.50%, 05/01/19 to 02/01/40 (b)	14,264,162	15,176,219
5.00%, 06/01/23 to 04/01/40 (b)	12,363,764	13,339,759
4.00%, 07/01/24 to 01/01/41 (b)	12,486,192	13,016,658
6.00%, 05/01/32 to 10/01/38 (b)	2,847,097	3,176,686
5.53%, 05/01/37 (a)(b)	1,230,434	1,309,078
4.66%, 11/01/37 (a)(b)	2,081,421	2,187,376
5.50%, 10/01/38 to 10/01/39 (b)	1,379,590	1,510,807
Freddie Mac TBA
3.50%, 09/01/26 to 10/01/41 (b)	3,500,000	3,608,593
4.00%, 09/01/26 (b)	2,000,000	2,102,813
4.50%, 10/01/41 (b)	6,000,000	6,319,688
5.00%, 10/01/41 (b)	1,000,000	1,072,813
Ginnie Mae
5.00%, 10/20/21 to 08/20/40 (b)	11,971,517	13,245,123
4.50%, 05/15/24 to 03/15/41 (b)	19,111,835	20,765,557
3.50%, 02/15/26 (b)	485,918	514,774
4.00%, 06/15/26 to 12/20/40 (b)	3,485,276	3,699,250
7.50%, 03/15/32 (b)(g)	395,653	465,988
6.00%, 05/15/32 to 08/15/38 (b)	3,498,229	3,960,783
5.50%, 04/15/33 to 11/15/38 (b)	6,736,821	7,543,089
7.00%, 06/15/33 (b)(g)	381,667	450,751
6.50%, 10/20/37 to 08/15/39 (b)	1,727,043	1,959,979
3.00%, 01/20/41 (a)(b)	974,880	1,016,809
Ginnie Mae TBA
3.50%, 09/01/41 (b)	500,000	511,563
4.00%, 09/01/41 to 10/01/41 (b)	5,000,000	5,287,500
4.50%, 09/01/41 to 10/01/41 (b)	3,000,000	3,241,875
5.00%, 09/01/41 (b)	3,500,000	3,856,564
6.00%, 10/01/41 (b)	1,000,000	1,124,375

Total Mortgage-Backed Securities
(Cost $290,691,221)		307,289,016

Corporate Bonds 19.6% of net assets

Finance 6.9%

Banking 4.6%
American Express Bank
7.00%, 03/19/18 (g)	500,000	596,130
American Express Bank FSB
5.50%, 04/16/13 (g)	750,000	796,437
American Express Credit Co.
7.30%, 08/20/13	375,000	414,368
Bank of America Corp.
4.50%, 04/01/15 (g)	600,000	606,329
5.63%, 10/14/16 (g)	500,000	509,886
6.00%, 10/15/36 (g)	1,250,000	1,180,700
Bank of Nova Scotia
2.25%, 01/22/13 (g)	400,000	408,813
2.38%, 12/17/13	200,000	205,996
3.40%, 01/22/15 (g)	100,000	106,309
Barclays Bank PLC
5.45%, 09/12/12 (g)	200,000	207,026
5.00%, 09/22/16 (g)	450,000	464,593
6.75%, 05/22/19 (g)	100,000	110,033
BB&T Capital Trust IV
6.82%, 06/12/57 (a)(b)(g)	500,000	502,500

See financial notes 37

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
BB&T Corp.
3.20%, 03/15/16	200,000	204,349
Bear Stearns & Co., Inc.
5.70%, 11/15/14 (g)	500,000	552,967
7.25%, 02/01/18	300,000	354,673
Capital One Financial Corp.
6.15%, 09/01/16	250,000	269,071
Citigroup, Inc.
5.50%, 04/11/13	150,000	156,348
6.38%, 08/12/14 (g)	1,550,000	1,691,656
4.59%, 12/15/15	600,000	623,772
6.00%, 08/15/17 (g)	700,000	759,959
8.50%, 05/22/19	200,000	244,814
5.38%, 08/09/20 (g)	500,000	531,660
6.13%, 08/25/36	550,000	524,808
Countrywide Financial Corp.
6.25%, 05/15/16 (g)	1,000,000	1,010,878
Credit Suisse USA, Inc.
5.50%, 05/01/14 (g)	1,250,000	1,348,605
5.30%, 08/13/19	650,000	681,487
Deutsche Bank AG
3.88%, 08/18/14 (g)	800,000	831,990
6.00%, 09/01/17	250,000	282,637
Fifth Third Bancorp
3.63%, 01/25/16	300,000	304,459
8.25%, 03/01/38	200,000	227,339
Goldman Sachs Capital l
6.35%, 02/15/34	200,000	185,525
HSBC Bank USA
5.88%, 11/01/34 (g)	1,000,000	966,429
HSBC Holdings PLC
7.63%, 05/17/32	150,000	159,328
JPMorgan Chase & Co.
5.38%, 10/01/12 (g)	1,350,000	1,415,021
6.00%, 01/15/18	800,000	894,471
4.25%, 10/15/20 (g)	1,550,000	1,585,825
5.50%, 10/15/40	400,000	397,217
Key Bank NA
5.80%, 07/01/14	350,000	382,632
Merrill Lynch & Co., Inc.
5.45%, 02/05/13 (g)	1,000,000	1,026,346
6.88%, 04/25/18	450,000	467,637
6.22%, 09/15/26	200,000	176,202
7.75%, 05/14/38	200,000	200,010
Morgan Stanley
4.75%, 04/01/14 (g)	1,200,000	1,217,605
5.45%, 01/09/17	1,500,000	1,539,816
5.50%, 07/28/21	500,000	500,158
6.25%, 08/09/26	250,000	251,070
National City Corp.
6.88%, 05/15/19	100,000	115,324
PNC Funding Corp.
4.25%, 09/21/15	600,000	645,674
Rabobank Nederland
2.13%, 10/13/15	200,000	202,415
4.50%, 01/11/21	300,000	322,367
Royal Bank of Canada
2.63%, 12/15/15	500,000	520,709
Royal Bank of Scotland Group PLC
5.05%, 01/08/15	750,000	717,465
6.13%, 01/11/21	250,000	261,372
State Street Corp.
2.88%, 03/07/16	350,000	361,978
The Bank of New York Mellon Corp.
4.95%, 11/01/12 (g)	300,000	314,714
2.95%, 06/18/15 (g)	500,000	520,223
The Goldman Sachs Group, Inc.
5.45%, 11/01/12	1,250,000	1,302,509
3.63%, 02/07/16 (g)	1,400,000	1,402,638
5.63%, 01/15/17	250,000	259,292
5.95%, 01/15/27	650,000	634,117
6.75%, 10/01/37	800,000	761,634
UBS AG
3.88%, 01/15/15	950,000	986,266
5.88%, 12/20/17	150,000	160,600
US Bancorp
2.00%, 06/14/13	300,000	306,743
US Bank NA
6.30%, 02/04/14	500,000	558,499
Wachovia Bank NA
4.88%, 02/01/15	500,000	533,472
6.60%, 01/15/38	250,000	286,178
Wells Fargo & Co.
4.38%, 01/31/13 (g)	1,000,000	1,045,637
5.63%, 12/11/17 (g)	1,350,000	1,550,266
Wells Fargo Capital X
5.95%, 12/15/36	450,000	442,243
Westpac Banking Corp.
2.10%, 08/02/13	300,000	305,235
4.20%, 02/27/15	550,000	584,554

		43,178,008

Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19	300,000	331,460
Jefferies Group, Inc.
5.50%, 03/15/16	250,000	259,321
6.25%, 01/15/36	150,000	146,361
Nomura Holdings, Inc.
5.00%, 03/04/15	150,000	158,209
6.70%, 03/04/20	200,000	226,328
TD Ameritrade Holding Co.
4.15%, 12/01/14	200,000	212,492

		1,334,171

Finance Company 0.7%
Capital One Capital III
7.69%, 08/15/36	350,000	350,875
General Electric Capital Corp.
1.88%, 09/16/13	600,000	606,026
3.75%, 11/14/14	100,000	105,438
5.00%, 01/08/16	700,000	767,642
5.40%, 02/15/17	500,000	553,790
5.63%, 09/15/17	200,000	222,469
5.63%, 05/01/18	650,000	721,338
4.38%, 09/16/20	650,000	663,613
5.30%, 02/11/21	250,000	266,709
6.75%, 03/15/32	600,000	676,581
6.88%, 01/10/39	150,000	173,150
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)	500,000	445,625
HSBC Finance Corp.
4.75%, 07/15/13	450,000	468,502
5.00%, 06/30/15	100,000	105,802
5.50%, 01/19/16	200,000	216,186

		6,343,746

Insurance 1.1%
Aetna, Inc.
3.95%, 09/01/20 (g)	600,000	618,558

38 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
American International Group, Inc.
5.60%, 10/18/16 (g)	1,000,000	1,036,718
6.40%, 12/15/20	150,000	158,074
Berkshire Hathaway Finance Corp.
4.63%, 10/15/13	500,000	536,833
Berkshire Hathaway, Inc.
3.20%, 02/11/15	700,000	738,967
Chubb Corp.
6.00%, 05/11/37	525,000	582,674
CNA Financial Corp.
7.35%, 11/15/19	700,000	799,531
Genworth Financial, Inc.
8.63%, 12/15/16	300,000	305,846
Hartford Financial Services Group, Inc.
6.30%, 03/15/18	200,000	212,209
6.00%, 01/15/19	100,000	103,627
Lincoln National Corp.
6.25%, 02/15/20	300,000	326,741
MetLife, Inc.
6.82%, 08/15/18	600,000	710,932
4.75%, 02/08/21	200,000	210,150
Protective Life Corp.
7.38%, 10/15/19	500,000	585,786
Prudential Financial, Inc.
4.75%, 09/17/15	700,000	749,526
6.63%, 12/01/37	250,000	276,225
The Allstate Corp.
7.45%, 05/16/19 (g)	425,000	517,948
Travelers Co., Inc.
5.90%, 06/02/19	300,000	345,023
6.75%, 06/20/36	150,000	178,678
UnitedHealth Group, Inc.
5.80%, 03/15/36	250,000	268,910
WellPoint, Inc.
5.00%, 12/15/14	300,000	330,481
2.38%, 02/15/17	500,000	493,620

		10,087,057

Other Financial 0.0%
CME Group, Inc.
5.40%, 08/01/13	350,000	376,460

Real Estate Investment Trust 0.3%
Boston Properties LP
4.13%, 05/15/21	300,000	293,763
Digital Realty Trust LP
5.88%, 02/01/20	425,000	444,452
ERP Operating LP
5.13%, 03/15/16	300,000	328,140
HCP, Inc.
6.70%, 01/30/18	500,000	554,837
Health Care REIT, Inc.
3.63%, 03/15/16	400,000	400,942
Kimco Realty Corp.
4.30%, 02/01/18	250,000	255,866
Regency Centers LP
4.80%, 04/15/21	150,000	157,716
Simon Property Group LP
5.75%, 12/01/15 (b)(g)	550,000	615,574

		3,051,290

		64,370,732

Industrial 10.5%

Basic Industry 1.0%
Alcoa, Inc.
5.55%, 02/01/17 (g)	300,000	320,458
5.90%, 02/01/27	450,000	452,325
ArcelorMittal
9.85%, 06/01/19	150,000	183,787
7.00%, 10/15/39 (g)	600,000	582,181
Barrick Gold Corp.
6.95%, 04/01/19 (g)	500,000	615,505
BHP Billiton Finance (USA) Ltd.
5.50%, 04/01/14 (g)	650,000	724,345
Cliffs Natural Resources, Inc.
4.80%, 10/01/20	250,000	253,758
6.25%, 10/01/40	375,000	372,591
EI Du Pont de Nemours & Co.
4.75%, 03/15/15	750,000	837,546
International Paper Co.
7.30%, 11/15/39	350,000	393,427
Lubrizol Corp.
8.88%, 02/01/19	200,000	271,200
Monsanto Co.
2.75%, 04/15/16	400,000	422,016
Nucor Corp.
5.75%, 12/01/17	700,000	822,715
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/19	375,000	459,767
Praxair, Inc.
4.38%, 03/31/14	350,000	380,113
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14	250,000	300,060
3.50%, 11/02/20	250,000	249,119
7.13%, 07/15/28	200,000	260,211
The Dow Chemical Co.
7.60%, 05/15/14	200,000	230,675
5.90%, 02/15/15	200,000	224,339
7.38%, 11/01/29	325,000	408,569
Vale Overseas Ltd.
6.25%, 01/23/17	100,000	113,767
6.88%, 11/10/39	400,000	459,881

		9,338,355

Capital Goods 1.0%
3M Co.
4.38%, 08/15/13	200,000	215,426
Allied Waste North America, Inc.
6.88%, 06/01/17 (b)(g)	500,000	539,391
Black & Decker Corp.
8.95%, 04/15/14	200,000	236,322
Boeing Capital Corp.
3.25%, 10/27/14	550,000	589,927
Boeing Co.
6.88%, 03/15/39	200,000	260,878
Caterpillar Financial Services Corp.
6.13%, 02/17/14	200,000	224,448
5.85%, 09/01/17 (g)	1,000,000	1,197,589
CRH America, Inc.
5.30%, 10/15/13	350,000	370,290
Deere & Co.
5.38%, 10/16/29	550,000	638,386
General Electric Co.
5.00%, 02/01/13	500,000	527,130
5.25%, 12/06/17	825,000	926,134

See financial notes 39

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Honeywell International, Inc.
5.00%, 02/15/19	525,000	600,388
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	75,000	91,278
L-3 Communications Corp.
4.75%, 07/15/20	150,000	156,099
Lockheed Martin Corp.
4.25%, 11/15/19	100,000	109,433
6.15%, 09/01/36	200,000	230,470
5.50%, 11/15/39	100,000	107,222
Raytheon Co.
3.13%, 10/15/20	300,000	298,815
4.88%, 10/15/40	250,000	247,951
Tyco International Finance S.A.
8.50%, 01/15/19	250,000	329,218
United Technologies Corp.
6.13%, 02/01/19	500,000	621,593
5.70%, 04/15/40	400,000	462,693
Waste Management, Inc.
7.00%, 07/15/28	200,000	242,664

		9,223,745

Communications 2.1%
America Movil, S.A.B. de CV
5.00%, 10/16/19 (g)	300,000	326,633
AT&T Corp.
8.00%, 11/15/31 (g)	800,000	1,084,295
AT&T, Inc.
4.95%, 01/15/13 (g)	900,000	945,687
2.50%, 08/15/15 (g)	125,000	128,180
5.35%, 09/01/40	325,000	332,353
CBS Corp.
5.75%, 04/15/20	275,000	307,725
7.88%, 07/30/30	325,000	406,202
Cellco Partnership / Verizon Wireless
5.55%, 02/01/14	650,000	715,280
Comcast Cable Communications Holdings
8.38%, 03/15/13 (g)	150,000	166,673
Comcast Corp.
5.30%, 01/15/14	400,000	439,088
5.70%, 05/15/18	400,000	464,361
6.50%, 11/15/35	300,000	338,181
Deutsche Telekom International Finance BV
6.00%, 07/08/19	650,000	775,516
DIRECTV Holdings LLC
3.55%, 03/15/15	450,000	478,397
6.00%, 08/15/40	350,000	370,034
Discovery Communications, Inc.
5.63%, 08/15/19	400,000	453,588
France Telecom S.A.
4.38%, 07/08/14	150,000	160,549
8.50%, 03/01/31	200,000	266,874
Grupo Televisa S.A.
6.63%, 03/18/25	400,000	460,250
NBCUniversal Media LLC
3.65%, 04/30/15 (c)	525,000	557,689
4.38%, 04/01/21 (c)	350,000	359,921
5.95%, 04/01/41 (c)	150,000	158,260
New Cingular Wireless Services, Inc.
8.75%, 03/01/31 (g)	400,000	572,770
News America, Inc.
6.15%, 03/01/37	600,000	630,401
Pacific Bell Telephone Co.
7.13%, 03/15/26	1,000,000	1,253,781
Qwest Corp.
8.38%, 05/01/16	675,000	772,875
Telecom Italia Capital S.A.
5.25%, 11/15/13	200,000	200,308
Telefonica Emisiones S.A.U.
6.42%, 06/20/16	600,000	631,217
5.13%, 04/27/20	400,000	380,888
7.05%, 06/20/36	100,000	99,950
Time Warner Cable, Inc.
5.85%, 05/01/17	600,000	677,359
8.25%, 04/01/19	400,000	507,221
6.75%, 06/15/39	400,000	450,400
Time Warner Entertainment Co. LP
8.38%, 07/15/33	150,000	193,530
Verizon Communications, Inc.
4.60%, 04/01/21 (g)	1,400,000	1,527,256
5.85%, 09/15/35	650,000	724,024
6.40%, 02/15/38	400,000	464,202
Vodafone Group PLC
4.63%, 07/15/18	925,000	1,026,903

		19,808,821

Consumer Cyclical 1.1%
CVS Caremark Corp.
3.25%, 05/18/15	600,000	633,691
4.75%, 05/18/20	425,000	464,029
eBay, Inc.
1.63%, 10/15/15	400,000	403,931
Historic TW, Inc.
6.88%, 06/15/18	500,000	591,204
Home Depot, Inc.
4.40%, 04/01/21 (b)	350,000	375,567
5.88%, 12/16/36	150,000	164,183
Macy’s Retail Holdings, Inc.
5.75%, 07/15/14	500,000	542,508
6.90%, 04/01/29	100,000	114,436
Marriott International, Inc.
5.63%, 02/15/13	125,000	130,367
McDonald’s Corp.
3.63%, 05/20/21	500,000	538,135
6.30%, 03/01/38	225,000	282,896
PACCAR, Inc.
6.88%, 02/15/14	750,000	856,976
Target Corp.
3.88%, 07/15/20	700,000	744,792
6.35%, 11/01/32	625,000	746,431
The Walt Disney Co.
5.63%, 09/15/16	450,000	536,445
Time Warner, Inc.
6.25%, 03/29/41	550,000	612,670
VF Corp.
6.45%, 11/01/37	50,000	60,694
Viacom, Inc.
4.50%, 03/01/21	400,000	415,818
Wal-Mart Stores, Inc.
4.55%, 05/01/13	300,000	320,050
5.80%, 02/15/18	400,000	481,908
3.25%, 10/25/20	325,000	330,271
5.88%, 04/05/27	275,000	327,340
5.25%, 09/01/35	100,000	108,194
6.50%, 08/15/37	150,000	186,872
6.20%, 04/15/38	250,000	302,348

		10,271,756

40 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Consumer Non-Cyclical 2.6%
Abbott Laboratories
4.13%, 05/27/20 (g)	225,000	247,106
6.00%, 04/01/39 (g)	450,000	538,451
Altria Group, Inc.
9.70%, 11/10/18 (g)	500,000	661,716
9.95%, 11/10/38 (g)	150,000	211,879
Amgen, Inc.
5.70%, 02/01/19 (g)	500,000	589,915
Anheuser-Busch Cos., Inc.
6.80%, 08/20/32 (g)	800,000	1,027,676
Anheuser-Busch InBev Worldwide, Inc.
3.00%, 10/15/12 (g)	850,000	871,724
5.38%, 11/15/14	175,000	197,861
4.38%, 02/15/21	150,000	165,743
Boston Scientific Corp.
6.25%, 11/15/15	300,000	335,885
Covidien International Finance
6.00%, 10/15/17	400,000	481,402
Diageo Capital PLC
7.38%, 01/15/14	750,000	859,611
Genentech, Inc.
5.25%, 07/15/35	500,000	543,091
General Mills, Inc.
5.70%, 02/15/17	500,000	591,589
GlaxoSmithKline Capital, Inc.
4.85%, 05/15/13	550,000	589,173
6.38%, 05/15/38	200,000	249,638
HJ Heinz Co.
5.35%, 07/15/13	400,000	430,564
Hospira, Inc.
6.05%, 03/30/17	230,000	268,980
Johnson & Johnson
3.55%, 05/15/21	200,000	217,701
4.95%, 05/15/33	100,000	109,879
4.85%, 05/15/41	350,000	380,974
Kellogg Co.
5.13%, 12/03/12	150,000	158,064
7.45%, 04/01/31	250,000	341,351
Kimberly-Clark Corp.
7.50%, 11/01/18	325,000	423,252
Koninklijke Philips Electronics NV
4.63%, 03/11/13	300,000	316,201
Kraft Foods, Inc.
4.13%, 02/09/16 (g)	800,000	864,654
Lorillard Tobacco Co.
6.88%, 05/01/20	100,000	108,675
McKesson Corp.
6.00%, 03/01/41	500,000	582,008
Mead Johnson Nutrition Co.
3.50%, 11/01/14	400,000	421,475
5.90%, 11/01/39	400,000	447,643
Medco Health Solutions, Inc.
6.13%, 03/15/13 (g)	500,000	536,735
7.13%, 03/15/18	150,000	179,587
Medtronic, Inc.
3.00%, 03/15/15	150,000	159,088
4.75%, 09/15/15	300,000	340,470
4.45%, 03/15/20	200,000	224,147
Merck & Co., Inc.
5.00%, 06/30/19	500,000	586,107
3.88%, 01/15/21	200,000	214,942
Novartis Capital Corp.
1.90%, 04/24/13	125,000	127,985
PepsiCo, Inc.
4.65%, 02/15/13	450,000	476,451
5.00%, 06/01/18	500,000	582,254
4.88%, 11/01/40	500,000	534,659
Pfizer, Inc.
5.35%, 03/15/15	650,000	742,151
7.20%, 03/15/39	100,000	135,723
Philip Morris International, Inc.
4.88%, 05/16/13	200,000	213,088
4.50%, 03/26/20	375,000	409,321
Procter & Gamble Co.
4.70%, 02/15/19	650,000	751,560
Reynolds American, Inc.
7.25%, 06/01/13	150,000	164,937
6.75%, 06/15/17	100,000	117,953
7.25%, 06/15/37	50,000	56,022
Safeway, Inc.
6.25%, 03/15/14	250,000	280,368
7.25%, 02/01/31	150,000	176,131
Sanofi-Aventis S.A.
2.63%, 03/29/16	750,000	781,747
Teva Pharmaceutical Finance Co. LLC
5.55%, 02/01/16	350,000	402,459
6.15%, 02/01/36	450,000	521,199
The Coca-Cola Co.
3.15%, 11/15/20 (g)	1,000,000	1,018,802
The Kroger Co.
3.90%, 10/01/15	200,000	213,976
5.40%, 07/15/40	150,000	154,493
Watson Pharmaceuticals, Inc.
5.00%, 08/15/14	300,000	328,097
6.13%, 08/15/19	300,000	345,314
Wyeth
5.50%, 03/15/13	250,000	268,465
Zimmer Holdings, Inc.
5.75%, 11/30/39	400,000	448,488

		24,726,600

Energy 1.4%
Anadarko Petroleum Corp.
6.95%, 06/15/19 (g)	425,000	505,065
6.45%, 09/15/36 (g)	100,000	106,899
Apache Corp.
6.90%, 09/15/18 (g)	150,000	190,355
6.00%, 01/15/37 (g)	150,000	178,755
Baker Hughes, Inc.
6.50%, 11/15/13 (g)	350,000	394,727
7.50%, 11/15/18 (g)	450,000	592,893
BP Capital Markets PLC
5.25%, 11/07/13 (g)	850,000	920,032
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	292,505
6.25%, 03/15/38	200,000	233,301
Chevron Corp.
3.95%, 03/03/14	225,000	243,142
ConocoPhillips
6.00%, 01/15/20 (g)	750,000	922,381
6.50%, 02/01/39	200,000	253,389
Devon Financing Corp ULC
7.88%, 09/30/31	200,000	270,186
Encana Corp.
5.80%, 05/01/14	500,000	552,103
Halliburton Co.
7.45%, 09/15/39	150,000	199,557

See financial notes 41

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Hess Corp.
7.30%, 08/15/31 (g)	500,000	620,894
Nabors Industries, Inc.
6.15%, 02/15/18	250,000	281,081
Nexen, Inc.
6.20%, 07/30/19	125,000	144,887
5.88%, 03/10/35	300,000	284,889
Noble Energy, Inc.
8.25%, 03/01/19	100,000	130,698
6.00%, 03/01/41	500,000	544,162
Occidental Petroleum Corp.
4.13%, 06/01/16	200,000	223,445
Shell International Finance BV
5.20%, 03/22/17	900,000	1,054,137
6.38%, 12/15/38	250,000	320,951
Statoil ASA
2.90%, 10/15/14	400,000	423,693
5.10%, 08/17/40	250,000	272,934
Suncor Energy, Inc.
6.50%, 06/15/38	500,000	577,500
Total Capital S.A.
2.30%, 03/15/16	150,000	155,311
4.13%, 01/28/21	350,000	376,228
Transocean, Inc.
6.00%, 03/15/18	500,000	554,051
Valero Energy Corp.
6.13%, 06/15/17	250,000	283,638
10.50%, 03/15/39	200,000	288,939
XTO Energy, Inc.
6.75%, 08/01/37 (g)	300,000	426,242

		12,818,970

Technology 0.9%
Agilent Technologies, Inc.
6.50%, 11/01/17 (g)	650,000	765,803
Cisco Systems, Inc.
5.50%, 02/22/16	350,000	405,630
4.45%, 01/15/20 (g)	350,000	383,330
Google, Inc.
3.63%, 05/19/21	500,000	530,668
Hewlett-Packard Co.
6.13%, 03/01/14	850,000	938,090
4.75%, 06/02/14	300,000	326,898
IBM International Group Capital LLC
5.05%, 10/22/12	500,000	525,777
International Business Machines Corp.
7.63%, 10/15/18 (g)	1,000,000	1,324,554
Microsoft Corp.
2.95%, 06/01/14	100,000	106,675
3.00%, 10/01/20	350,000	357,118
4.50%, 10/01/40	475,000	484,464
Oracle Corp.
3.75%, 07/08/14	800,000	867,494
5.38%, 07/15/40 (c)	400,000	441,174
Xerox Corp.
5.65%, 05/15/13 (g)	350,000	374,646
6.35%, 05/15/18	300,000	352,650
4.50%, 05/15/21	250,000	259,033

		8,444,004

Transportation 0.4%
Burlington Northern Santa Fe Corp.
5.65%, 05/01/17	800,000	933,055
FedEx Corp.
8.00%, 01/15/19	200,000	259,057
Ryder System, Inc.
3.15%, 03/02/15	400,000	420,819
Southwest Airlines Co.
5.25%, 10/01/14	250,000	266,062
Union Pacific Corp.
4.16%, 07/15/22 (b)(c)	1,500,000	1,594,971
United Parcel Service, Inc.
6.20%, 01/15/38	200,000	251,510

		3,725,474

		98,357,725

Utilities 2.2%

Electric 1.5%
Commonwealth Edison Co.
1.63%, 01/15/14	400,000	404,023
1.95%, 09/01/16 (f)	500,000	499,812
Cons Edison Co. of New York, Inc.
5.30%, 03/01/35	750,000	819,442
Dominion Resources, Inc.
4.45%, 03/15/21	450,000	486,454
5.25%, 08/01/33 (b)	500,000	570,239
Duke Energy Carolinas LLC
4.30%, 06/15/20	500,000	547,983
6.45%, 10/15/32	350,000	428,846
Exelon Generation Co., LLC
5.20%, 10/01/19	650,000	705,891
First Energy Corp.
7.38%, 11/15/31	150,000	174,948
Florida Power & Light Co.
6.20%, 06/01/36	500,000	630,565
Florida Power Corp.
4.55%, 04/01/20	600,000	665,260
Georgia Power Co.
4.75%, 09/01/40	150,000	150,046
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16 (g)	1,000,000	1,056,828
Nevada Power Co.
7.13%, 03/15/19	650,000	817,183
Ohio Edison Co.
8.25%, 10/15/38	500,000	735,011
Pacific Gas & Electric Co.
3.50%, 10/01/20	200,000	203,976
6.05%, 03/01/34	300,000	346,788
5.80%, 03/01/37	400,000	452,198
Pacificorp
5.65%, 07/15/18	250,000	295,968
5.50%, 01/15/19	250,000	296,514
6.00%, 01/15/39	500,000	598,763
PSEG Power LLC
5.13%, 04/15/20	650,000	710,458
Public Service Co. of Colorado
5.50%, 04/01/14	250,000	279,884
San Diego Gas & Electric Co.
4.50%, 08/15/40	750,000	768,650
Southern California Edison Co.
5.75%, 03/15/14	450,000	501,476
4.50%, 09/01/40	375,000	378,157
The Southern Co.
2.38%, 09/15/15	550,000	562,698

		14,088,061

Natural Gas 0.7%
CenterPoint Energy Resources Corp.
5.85%, 07/15/40 (c)	500,000	548,776

42 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Energy Transfer Partners LP
9.00%, 04/15/19	400,000	491,786
Enterprise Products Operating LP
3.20%, 02/01/16	500,000	518,350
6.30%, 09/15/17	400,000	470,379
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	473,268
6.95%, 01/15/38	250,000	278,794
ONEOK Partners LP
6.65%, 10/01/36	250,000	281,542
Plains All American Pipeline LP
3.95%, 09/15/15	250,000	264,999
Sempra Energy
6.15%, 06/15/18	775,000	905,763
Southern Natural Gas Co.
5.90%, 04/01/17 (c)(g)	575,000	664,298
TransCanada PipeLines Ltd.
6.50%, 08/15/18	325,000	396,139
6.20%, 10/15/37	325,000	386,949
Williams Partners LP
3.80%, 02/15/15	200,000	212,408
4.13%, 11/15/20	500,000	501,114

		6,394,565

Other Utilities 0.0%
Veolia Environnement S.A.
5.25%, 06/03/13	100,000	105,849

		20,588,475

Total Corporate Bonds
(Cost $172,431,289)		183,316,932

U.S. Government and Government Agencies 39.5% of net assets

U.S. Government Agency Guaranteed 0.2%
JPMorgan Chase & Co., (FDIC Insured)
2.13%, 12/26/12 (d)(g)	2,000,000	2,040,888

U.S. Government Agency Securities 5.9%
Egypt Government AID Bonds
4.45%, 09/15/15 (g)	1,000,000	1,135,229
Fannie Mae
0.38%, 12/28/12	3,000,000	3,006,099
0.75%, 02/26/13	1,500,000	1,510,573
1.50%, 06/26/13	2,000,000	2,043,280
1.00%, 09/23/13	2,500,000	2,531,385
2.75%, 02/05/14	2,000,000	2,113,848
4.38%, 10/15/15 (g)	2,250,000	2,570,308
1.60%, 11/23/15	500,000	501,624
4.88%, 12/15/16	1,000,000	1,176,616
5.38%, 06/12/17	1,000,000	1,210,972
4.00%, 03/16/21 (b)	5,000,000	5,006,990
6.63%, 11/15/30 (g)	500,000	712,253
Federal Farm Credit Bank
4.50%, 10/17/12	1,000,000	1,047,823
4.88%, 01/17/17	500,000	583,096
Federal Home Loan Bank
3.38%, 02/27/13	1,000,000	1,046,036
0.50%, 08/28/13	2,000,000	2,006,186
3.63%, 10/18/13	3,000,000	3,205,776
5.50%, 08/13/14	1,000,000	1,146,577
5.38%, 05/18/16	1,000,000	1,193,914
5.00%, 11/17/17	1,000,000	1,201,075
5.50%, 07/15/36	500,000	613,741
Freddie Mac
0.63%, 12/28/12	1,500,000	1,507,212
0.80%, 06/21/13 (b)	1,400,000	1,400,312
3.75%, 06/28/13	1,250,000	1,329,676
3.00%, 07/28/14	2,500,000	2,678,567
1.00%, 07/30/14	1,000,000	1,014,651
1.50%, 12/16/14 (b)	2,000,000	2,006,498
4.75%, 11/17/15	2,000,000	2,318,454
2.50%, 05/27/16	3,000,000	3,196,194
4.88%, 06/13/18	1,000,000	1,191,961
6.25%, 07/15/32	1,000,000	1,366,053
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	1,097,769

		54,670,748

U.S. Treasury Obligations 33.4%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,296,641
6.00%, 02/15/26 (g)	4,500,000	6,186,798
6.75%, 08/15/26	750,000	1,104,961
6.13%, 11/15/27	1,000,000	1,406,719
5.50%, 08/15/28	1,000,000	1,326,406
5.25%, 11/15/28	500,000	645,860
5.25%, 02/15/29 (g)	2,250,000	2,906,719
6.25%, 05/15/30	1,000,000	1,443,438
5.38%, 02/15/31	500,000	659,531
4.50%, 02/15/36	3,650,000	4,291,601
4.75%, 02/15/37	850,000	1,033,945
5.00%, 05/15/37	1,000,000	1,262,344
4.38%, 02/15/38	1,000,000	1,148,281
4.50%, 05/15/38	1,000,000	1,170,781
3.50%, 02/15/39	1,000,000	987,031
4.25%, 05/15/39	1,500,000	1,684,219
4.38%, 11/15/39	500,000	572,500
4.63%, 02/15/40	2,500,000	2,979,297
4.38%, 05/15/40	1,750,000	2,002,940
3.88%, 08/15/40	6,300,000	6,624,847
4.25%, 11/15/40	1,650,000	1,849,805
4.75%, 02/15/41	1,450,000	1,763,789
4.38%, 05/15/41	2,000,000	2,292,492
3.75%, 08/15/41	1,500,000	1,543,359
U.S. Treasury Notes
1.38%, 09/15/12	5,000,000	5,064,260
1.38%, 10/15/12	4,900,000	4,968,139
3.88%, 10/31/12	2,000,000	2,086,876
1.38%, 11/15/12	4,400,000	4,465,142
4.00%, 11/15/12	1,000,000	1,046,406
1.13%, 12/15/12	9,500,000	9,618,750
1.38%, 01/15/13	2,300,000	2,338,274
1.38%, 02/15/13	4,500,000	4,578,925
3.88%, 02/15/13	1,000,000	1,053,828
1.38%, 03/15/13	10,700,000	10,897,276
2.50%, 03/31/13	1,000,000	1,036,641
1.75%, 04/15/13	1,000,000	1,025,506
3.13%, 04/30/13	1,000,000	1,048,946
1.38%, 05/15/13	575,000	586,705
3.50%, 05/31/13	1,000,000	1,057,656
1.00%, 07/15/13	1,000,000	1,015,236
3.38%, 07/31/13	2,000,000	2,121,720
0.75%, 08/15/13	3,750,000	3,791,310
4.25%, 08/15/13	2,000,000	2,158,126
3.13%, 08/31/13	2,000,000	2,116,562
0.75%, 09/15/13	4,500,000	4,549,923

See financial notes 43

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
3.13%, 09/30/13	2,000,000	2,121,720
2.75%, 10/31/13	1,745,000	1,840,567
4.25%, 11/15/13	2,000,000	2,177,500
2.00%, 11/30/13	4,500,000	4,679,649
1.50%, 12/31/13	2,000,000	2,059,220
1.75%, 01/31/14	6,000,000	6,219,846
4.00%, 02/15/14	1,000,000	1,091,953
1.88%, 02/28/14	6,000,000	6,243,282
1.75%, 03/31/14	2,700,000	2,803,572
1.25%, 04/15/14	4,350,000	4,463,509
1.88%, 04/30/14	2,000,000	2,085,156
4.75%, 05/15/14	1,000,000	1,120,860
2.25%, 05/31/14	700,000	737,570
0.75%, 06/15/14	4,000,000	4,051,876
2.63%, 06/30/14	850,000	905,715
0.63%, 07/15/14	1,000,000	1,009,297
2.63%, 07/31/14	3,500,000	3,734,608
0.50%, 08/15/14	3,750,000	3,770,801
4.25%, 08/15/14	1,000,000	1,115,391
2.38%, 08/31/14	2,575,000	2,731,511
4.25%, 11/15/14	4,000,000	4,492,188
2.13%, 11/30/14	1,300,000	1,372,414
2.63%, 12/31/14	1,530,000	1,641,643
2.25%, 01/31/15	1,050,000	1,114,149
4.00%, 02/15/15	2,000,000	2,242,500
2.38%, 02/28/15	425,000	453,223
2.50%, 04/30/15	3,300,000	3,537,702
4.13%, 05/15/15	1,000,000	1,131,719
2.13%, 05/31/15	2,000,000	2,118,272
1.88%, 06/30/15	400,000	419,844
4.25%, 08/15/15	1,000,000	1,142,266
1.25%, 09/30/15	2,000,000	2,048,906
4.50%, 11/15/15	1,000,000	1,157,891
1.38%, 11/30/15	1,000,000	1,028,360
2.13%, 12/31/15	2,700,000	2,862,211
2.00%, 01/31/16	2,250,000	2,371,642
4.50%, 02/15/16	1,000,000	1,163,906
2.13%, 02/29/16	1,000,000	1,059,922
2.25%, 03/31/16	100,000	106,563
2.38%, 03/31/16	2,750,000	2,944,433
2.63%, 04/30/16	1,000,000	1,081,797
5.13%, 05/15/16	1,000,000	1,197,891
1.75%, 05/31/16	2,500,000	2,603,115
3.25%, 05/31/16	1,000,000	1,111,328
1.50%, 06/30/16	750,000	771,447
3.25%, 06/30/16	1,000,000	1,112,031
1.50%, 07/31/16	1,000,000	1,027,967
3.25%, 07/31/16	1,850,000	2,057,548
4.88%, 08/15/16	1,000,000	1,192,031
1.00%, 08/31/16	3,000,000	3,007,281
3.00%, 08/31/16	2,100,000	2,310,164
3.00%, 09/30/16	1,000,000	1,100,156
4.63%, 11/15/16	1,000,000	1,183,672
2.75%, 11/30/16	3,000,000	3,262,032
3.25%, 12/31/16	2,000,000	2,225,938
3.13%, 01/31/17	3,700,000	4,097,173
3.25%, 03/31/17	2,000,000	2,229,062
3.13%, 04/30/17	7,250,000	8,030,506
4.50%, 05/15/17	3,000,000	3,554,766
2.38%, 07/31/17	3,250,000	3,457,694
4.25%, 11/15/17	3,000,000	3,530,157
2.63%, 01/31/18	2,000,000	2,153,126
3.50%, 02/15/18	1,000,000	1,131,485
2.88%, 03/31/18	3,000,000	3,274,923
3.88%, 05/15/18	3,000,000	3,468,984
4.00%, 08/15/18	2,000,000	2,332,656
1.50%, 08/31/18	2,000,000	1,992,812
3.75%, 11/15/18	3,000,000	3,451,173
2.75%, 02/15/19	1,500,000	1,618,594
3.63%, 08/15/19	3,000,000	3,419,532
3.38%, 11/15/19	6,000,000	6,715,314
3.63%, 02/15/20	5,000,000	5,685,155
2.63%, 08/15/20	5,875,000	6,161,864
3.63%, 02/15/21	6,000,000	6,774,846
3.13%, 05/15/21	6,600,000	7,149,694
2.13%, 08/15/21	3,000,000	2,975,151

		312,632,933

Total U.S. Government and Government Agencies
(Cost $346,399,952)		369,344,569

Commercial Mortgage Backed Securities 2.1% of net assets

Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class AJ
4.77%, 07/10/43 (a)(b)(g)	1,100,000	992,239
Series 2006-1 Class A2
5.33%, 09/10/45 (b)(g)	2,581,199	2,577,597
Series 2006-3 Class AM
6.08%, 07/10/44 (a)(b)(g)	800,000	718,098
Series 2007-1 Class A4
5.45%, 01/15/49 (b)(g)	1,000,000	1,065,622
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)(g)	3,000,000	3,285,481
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A3
5.40%, 07/15/44 (a)(b)(g)	3,000,000	3,099,435
Credit Suisse Mortgage Capital Certificates
Series 2006-C1 Class AM
5.60%, 02/15/39 (a)(b)	650,000	605,375
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(g)	1,500,000	1,591,165
GS Mortgage Securities Corp II
Series 2006-GG6 Class A4
5.55%, 04/10/38 (a)(b)(g)	1,100,000	1,178,287
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class AJ
5.49%, 12/15/44 (a)(b)(g)	1,025,000	908,077
Series 2006-LDP9 Class A2S
5.30%, 05/15/47 (b)(g)	1,000,000	1,007,144
Series 2007-LD12 Class A2
5.83%, 02/15/51 (b)	74,924	76,664
Series 2007-LD12 Class A3
6.19%, 02/15/51 (a)(b)(g)	2,000,000	2,129,373
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.45%, 01/12/44 (a)(b)	700,000	690,060

Total Commercial Mortgage Backed Securities
(Cost $18,143,738)		19,924,617

Asset-Backed Obligations 0.3% of net assets

Chase Issuance Trust
Series 2007-A17 Class A
5.12%, 10/15/14 (b)(g)	1,400,000	1,472,267

44 See financial notes

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Citibank Credit Card Issuance Trust
4.85%, 03/10/17 (b)	700,000	793,634
Nissan Auto Receivables Owner Trust
Series 2008-B Class A4
5.05%, 11/17/14 (b)(g)	399,979	410,339

Total Asset-Backed Obligations
(Cost $2,599,142)		2,676,240

Foreign Securities 4.4% of net assets

Foreign Agencies 1.3%

Canada 0.2%
Export Development Canada
1.75%, 09/24/12 (g)	1,000,000	1,015,395
2.25%, 05/28/15	200,000	209,517
Pemex Project Funding Master Trust
6.63%, 06/15/35	675,000	749,370

		1,974,282

Cayman Islands 0.1%
Petrobras International Finance Co.
3.88%, 01/27/16	100,000	103,065
5.75%, 01/20/20	400,000	435,955
5.38%, 01/27/21	400,000	430,400
6.88%, 01/20/40	150,000	172,748

		1,142,168

Germany 0.7%
Kreditanstalt Fuer Wiederaufbau
1.88%, 01/14/13 (e)(g)	1,100,000	1,122,248
1.38%, 07/15/13 (e)	525,000	534,496
3.50%, 03/10/14 (e)(g)	1,750,000	1,882,170
1.25%, 10/26/15 (e)(g)	1,400,000	1,414,955
4.88%, 01/17/17 (e)	750,000	884,554
4.00%, 01/27/20 (e)	350,000	398,959

		6,237,382

Mexico 0.2%
Petroleos Mexicanos
4.88%, 03/15/15	800,000	866,056
5.50%, 01/21/21	700,000	765,450

		1,631,506

Republic of Korea 0.1%
Export-Import Bank of Korea
8.13%, 01/21/14	600,000	681,874
4.13%, 09/09/15	300,000	313,546
Korea Development Bank
8.00%, 01/23/14	450,000	508,388

		1,503,808

		12,489,146

Foreign Local Government 0.5%

Canada 0.5%
Province of Ontario
4.10%, 06/16/14 (g)	1,625,000	1,772,267
4.40%, 04/14/20 (g)	1,050,000	1,193,570
Province of Quebec
5.13%, 11/14/16	450,000	526,184
7.50%, 09/15/29	625,000	911,434

		4,403,455

Sovereign 1.2%

Brazil 0.5%
Brazilian Government International Bond
6.00%, 01/17/17 (g)	1,150,000	1,350,100
8.88%, 04/15/24 (g)	1,175,000	1,736,063
7.13%, 01/20/37	1,100,000	1,465,750

		4,551,913

Canada 0.1%
Canada Government International Bond
2.38%, 09/10/14 (g)	800,000	842,787

Italy 0.1%
Republic of Italy
2.13%, 09/16/13	300,000	295,040
3.13%, 01/26/15	850,000	838,119
6.88%, 09/27/23	250,000	270,194

		1,403,353

Mexico 0.2%
United Mexican States
5.95%, 03/19/19	1,050,000	1,246,875
5.13%, 01/15/20	500,000	563,750
6.75%, 09/27/34	250,000	313,750

		2,124,375

Panama 0.1%
Republic of Panama
7.25%, 03/15/15	550,000	646,250
6.70%, 01/26/36	200,000	248,500

		894,750

Peru 0.1%
Peruvian Government International Bond
7.13%, 03/30/19	650,000	812,175

Republic of Korea 0.1%
Republic of Korea
5.75%, 04/16/14	500,000	549,343

		11,178,696

Supranational 1.4%
Asian Development Bank
2.50%, 03/15/16	1,150,000	1,218,744
European Investment Bank
1.75%, 09/14/12 (g)	1,000,000	1,014,495
1.63%, 03/15/13	400,000	407,427
1.25%, 02/14/14 (g)	650,000	661,341
3.00%, 04/08/14 (g)	1,000,000	1,062,631
3.13%, 06/04/14 (g)	1,000,000	1,068,877
1.63%, 09/01/15 (g)	1,000,000	1,027,274
4.88%, 02/15/36	450,000	514,371
Inter-American Development Bank
3.00%, 04/22/14	1,550,000	1,652,319
3.88%, 09/17/19	1,000,000	1,126,147
International Bank for Reconstruction & Development
1.75%, 07/15/13	1,050,000	1,077,875
3.50%, 10/08/13	300,000	319,373
1.13%, 08/25/14	325,000	331,951
2.38%, 05/26/15	550,000	581,160

See financial notes 45

 Schwab Total Bond Market Fund

Portfolio Holdings continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
2.13%, 03/15/16	800,000	838,279

		12,902,264

Total Foreign Securities
(Cost $38,751,033)		40,973,561

Municipal Bonds 0.9% of net assets

Fixed-Rate Obligations 0.9%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB Series 2009F2
6.26%, 04/01/49 (g)	1,050,000	1,219,502
California
GO Bonds
7.50%, 04/01/34 (g)	1,000,000	1,186,880
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40 (g)	2,000,000	2,289,160
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33 (g)	1,000,000	871,700
New Jersey State Turnpike Authority
7.41%, 01/01/40	100,000	129,252
7.10%, 01/01/41	840,000	1,061,432
State of Connecticut
5.09%, 10/01/30	100,000	103,162
Yale Univ
Medium-Term Notes Series B
2.90%, 10/15/14 (g)	1,650,000	1,758,613

Total Municipal Bonds
(Cost $7,939,133)		8,619,701

	Number	Value
Security	of Shares	($)

Other Investment Company 1.1% of net assets

Money Fund 1.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	10,418,637	10,418,637

Total Other Investment Company
(Cost $10,418,637)		10,418,637

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.2% of net assets

U.S. Government Agency Securities 2.0%
Fannie Mae
0.01%, 09/14/11 (h)	9,000,000	8,999,984
Federal Home Loan Bank
0.03%, 09/21/11 (h)	10,000,000	9,999,833

		18,999,817

U.S. Treasury Obligation 2.2%
U.S. Treasury Bill
0.00%, 09/15/11 (h)	20,000,000	20,000,020

Total Short-Term Investments
(Cost $38,999,837)		38,999,837

End of Investments.

At 08/31/11, the tax basis cost of the fund’s investments was $927,034,898 and the unrealized appreciation and depreciation were $55,179,509 and ($651,297), respectively, with a net unrealized appreciation of $54,528,212.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 0.2% of net assets

U.S. Government Agency Mortgages 0.2%
Fannie Mae TBA
5.00%, 09/01/26 (b)	500,000	538,516
5.50%, 10/01/41 (b)	500,000	545,625
Ginnie Mae TBA
6.50%, 09/01/41 (b)	500,000	566,797

		1,650,938

Total TBA Sale Commitments
(Proceeds $1,648,847)		1,650,938

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,325,089 or 0.5% of net assets.
(d)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that this debt is backed by the full faith and credit of the United States.
(e)	Guaranteed by the Republic of Germany.
(f)	Delayed-delivery security.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(h)	The rate shown is the purchase yield.

46 See financial notes

 Schwab Total Bond Market Fund

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value (cost $926,373,982)		$981,563,110
Cash		41,625
Receivables:
Investments sold		31,145,263
Fund shares sold		8,631,359
Interest		6,232,617
TBA sale commitment		1,648,847
Prepaid expenses	+	20,216

Total assets		1,029,283,037

Liabilities

TBA sale commitments, at value (proceeds $1,648,847)		1,650,938
Payables:
Investments bought		90,455,207
Investment adviser and administrator fees		5,025
Shareholder services fees		20,231
Distributions to shareholders		672,657
Fund shares redeemed		533,571
Interest for TBA sale commitments		3,972
Accrued expenses	+	156,866

Total liabilities		93,498,467

Net Assets

Total assets		1,029,283,037
Total liabilities	−	93,498,467

Net assets		$935,784,570

Net Assets by Source
Capital received from investors		1,029,966,835
Net realized capital losses		(149,369,302)
Net unrealized capital gains		55,187,037

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$935,784,570		98,374,159		$9.51

See financial notes 47

 Schwab Total Bond Market Fund

Statement of
Operations
For September 1, 2010 through August 31, 2011

Investment Income

Interest		$30,940,190
Securities on loan	+	653

Total investment income		30,940,843

Expenses

Investment adviser and administrator fees		2,482,389
Shareholder service fees		2,348,485
Legal fees*		405,000
Portfolio accounting fees		137,849
Professional fees		65,841
Custodian fees		49,369
Registration fees		29,441
Transfer agent fees		26,530
Shareholder reports		20,058
Trustees’ fees		15,874
Interest expense		275
Other expenses	+	25,349

Total expenses		5,606,460
Expense reduction by CSIM and/or Schwab	−	949,718
Custody credits	−	212

Net expenses	−	4,656,530

Net investment income		26,284,313

Realized and Unrealized Gains (Losses)

Net realized gains on investments		14,070,679
Net realized losses on TBA sale commitments	+	(15,000)

Net realized gains		14,055,679
Net unrealized losses on investments		(1,698,338)
Net unrealized losses on TBA sale commitments	+	(2,091)

Net unrealized losses	+	(1,700,429)

Net realized and unrealized gains		12,355,250

Increase in net assets resulting from operations		$38,639,563

*	Includes legal fees and expenses and the proposed settlement incurred by the fund in connection with the litigation matter discussed in items 4 and 11 of the financial notes.

48 See financial notes

 Schwab Total Bond Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/10-8/31/11			9/1/09-8/31/10
Net investment income		$26,284,313	$29,938,218
Net realized gains		14,055,679	24,006,962
Net unrealized gains (losses)	+	(1,700,429)	24,464,326

Increase in net assets from operations		38,639,563	78,409,506

Distributions to shareholders

Distributions from net investment income		($27,550,995)	($31,723,102)

Transactions in Fund Shares

		9/1/10-8/31/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		28,286,533	$262,695,064	24,671,289	$223,833,277
Shares reinvested		2,121,863	19,731,762	2,610,322	23,793,138
Shares redeemed	+	(30,729,361)	(287,177,460)	(30,375,732)	(277,320,780)

Net transactions in fund shares		(320,965)	($4,750,634)	(3,094,121)	($29,694,365)

Shares Outstanding and Net Assets

		9/1/10-8/31/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		98,695,124	$929,446,636	101,789,245	$912,454,597
Total increase (decrease)	+	(320,965)	6,337,934	(3,094,121)	16,992,039

End of period		98,374,159	$935,784,570	98,695,124	$929,446,636

See financial notes 49

Schwab GNMA Fund™

Financial Statements

Financial Highlights

	9/1/10–	9/1/09–	9/1/08–	9/1/07–	9/1/06–
	8/31/11	8/31/10	8/31/09[1]	8/31/08	8/31/07

Per-Share Data ($)

Net asset value at beginning of period	10.40	10.06	9.67	9.45	9.44

Income (loss) from investment operations:
Net investment income (loss)	0.23	0.29	0.39	0.42	0.46
Net realized and unrealized gains (losses)	0.37	0.40	0.41	0.24	0.03

Total from investment operations	0.60	0.69	0.80	0.66	0.49
Less distributions:
Distributions from net investment income	(0.31)	(0.35)	(0.41)	(0.44)	(0.48)
Distributions from net realized gains	(0.06)	—	—	—	—

Total distributions	(0.37)	(0.35)	(0.41)	(0.44)	(0.48)

Net asset value at end of period	10.63	10.40	10.06	9.67	9.45

Total return (%)	5.95	7.00	8.39	7.06	5.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.55	0.55	0.55	0.55	0.55
Gross operating expenses	0.61	0.63	0.68	0.81	0.95
Net investment income (loss)	2.24	2.66	3.56	4.22	4.87
Portfolio turnover rate	641	264	614	518	186
Net assets, end of period ($ x 1,000,000)	506	578	279	59	22

1 Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.

50 See financial notes

 Schwab GNMA Fund

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

110.6%		Mortgage-Backed Securities	541,148,101	558,905,182
1.5%		Other Investment Company	7,613,957	7,613,957
24.7%		Short-Term Investments	124,998,987	124,998,987

136.8%		Total Investments	673,761,045	691,518,126
(36	.8)%	Other Assets and Liabilities, Net		(185,919,942)

100.0%		Net Assets		505,598,184

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 110.6% of net assets

Collateralized Mortgage Obligations 0.0%
Vendee Mortgage Trust
Series 1995-3 Class 1Z
7.25%, 09/15/25 (b)	69,374	81,854

U.S. Government Agency Mortgages 110.6%
Fannie Mae
5.45%, 12/01/31 to 07/01/32 (b)	388,411	428,376
5.49%, 09/01/29 to 09/01/31 (b)	241,629	267,244
5.50%, 09/01/17 (b)	290,645	313,535
5.81%, 12/01/31 to 01/01/32 (b)	212,965	237,266
6.10%, 02/01/29 (b)	21,801	23,117
6.50%, 04/01/31 (b)	246,752	277,616
7.17%, 11/01/30 (b)	26,572	26,635
Fannie Mae Grantor Trust
6.50%, 07/25/42 (b)	133,362	149,377
7.00%, 01/25/44 (b)	99,874	114,338
Fannie Mae REMICS
3.50%, 07/25/33 (b)	3,374,083	3,426,948
3.75%, 05/25/33 (b)	4,887,783	5,059,680
4.13%, 02/25/17 (b)	21,730	21,774
4.50%, 03/25/17 (b)	1,016,073	1,039,425
5.00%, 09/25/18 (b)	300,098	309,279
6.00%, 05/25/30 (b)	950,292	950,736
7.00%, 09/25/22 (b)	168,663	196,468
Fannie Mae TBA
4.00%, 09/01/26 (b)	5,000,000	5,269,532
Fannie Mae Whole Loan
6.50%, 02/25/44 (b)	127,853	144,286
6.85%, 10/25/42 (b)	89,496	104,713
Freddie Mac
5.00%, 08/15/27 (b)	80,150	80,125
Freddie Mac REMICS
4.00%, 02/15/33 to 03/15/33 (b)	3,387,912	3,479,483
4.20%, 02/15/17 (b)	21,437	21,476
4.38%, 04/15/15 (b)	555,656	561,657
4.50%, 08/15/16 to 03/15/33 (b)	4,184,142	4,277,331
5.00%, 08/15/31 (b)	1,049,685	1,068,425
6.50%, 03/15/14 (b)(c)	169,822	9,994
Ginnie Mae
1.88%, 12/20/30 (a)(b)	64,588	66,777
2.00%, 02/20/32 to 04/20/37 (a)(b)	334,083	346,399
2.38%, 06/20/27 to 04/20/32 (a)(b)	382,961	398,015
2.63%, 07/20/24 to 07/20/32 (a)(b)	168,225	175,000
3.13%, 08/20/33 (a)(b)	89,320	93,141
3.50%, 02/20/16 (a)(b)	51,971	54,187
3.50%, 02/20/34 (b)	1,113,543	1,120,865
4.00%, 10/17/29 to 03/15/41 (b)	24,823,234	26,101,125
4.00%, 10/20/32 (a)(b)	835,963	844,420
4.25%, 06/16/24 to 07/16/32 (b)	2,691,726	2,704,492
4.50%, 12/15/17 to 09/20/40 (b)	46,158,237	49,493,354
4.63%, 07/20/40 to 12/20/40 (b)	7,996,029	8,596,427
4.75%, 11/16/29 (b)	1,705,002	1,715,497
5.00%, 11/15/17 to 04/20/40 (b)	111,921,483	123,966,021
5.45%, 07/15/31 to 02/15/33 (b)	7,322,181	8,209,743
5.49%, 10/20/28 to 08/15/32 (b)	5,253,697	5,877,408
5.50%, 09/20/13 to 08/20/35 (b)	50,762,673	56,793,522
5.81%, 06/20/31 to 02/20/32 (b)	750,137	844,887
5.90%, 07/15/31 to 05/15/32 (b)	443,068	500,708
6.00%, 04/20/13 to 11/15/39 (b)	28,521,833	32,192,529
6.05%, 09/15/31 (b)	66,898	75,874
6.10%, 07/20/28 to 09/15/31 (b)	2,499,926	2,832,657
6.15%, 04/20/29 to 04/20/30 (b)	1,438,868	1,629,644
6.25%, 10/20/28 to 03/20/30 (b)	2,250,679	2,547,853
6.50%, 09/20/13 to 10/20/37 (b)	14,105,032	16,184,585
7.00%, 12/15/11 to 04/15/39 (b)	4,147,790	4,852,348
7.10%, 12/15/30 (b)	64,591	75,082
7.17%, 04/20/30 to 03/20/31 (b)	595,619	680,703
7.50%, 01/15/12 to 11/15/37 (b)	466,862	544,052
8.00%, 07/15/26 to 02/15/30 (b)	80,849	91,169
8.50%, 08/20/25 to 01/20/30 (b)	16,321	19,453
9.00%, 09/20/15 to 09/20/30 (b)	491,400	554,658
13.00%, 07/20/14 (b)	18	19
Ginnie Mae TBA
4.00%, 09/01/41 to 10/01/41 (b)	47,000,000	49,692,188
4.50%, 09/01/41 to 10/01/41 (b)	115,000,000	124,450,938
5.00%, 09/01/41 (b)	4,000,000	4,407,501
5.50%, 09/01/41 (b)	2,000,000	2,231,251

		558,823,328

Total Mortgage-Backed Securities
(Cost $541,148,101)		558,905,182

See financial notes 51

 Schwab GNMA Fund

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Other Investment Company 1.5% of net assets

Money Fund 1.5%
State Street Institutional Liquid Reserves Fund - Institutional Class	7,613,957	7,613,957

Total Other Investment Company
(Cost $7,613,957)		7,613,957

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 24.7% of net assets

U.S. Government Agency Securities 17.8%
Fannie Mae
0.03%, 09/21/11 (d)	10,000,000	9,999,861
Federal Home Loan Bank
0.01%, 09/21/11 (d)	50,000,000	49,999,817
0.03%, 09/19/11 (d)	15,000,000	14,999,775
Freddie Mac
0.15%, 09/09/11 (d)	15,000,000	14,999,500

		89,998,953

U.S. Treasury Obligation 6.9%
U.S. Treasury Bill
0.00%, 09/15/11 (d)	35,000,000	35,000,034

Total Short-Term Investments
(Cost $124,998,987)		124,998,987

End of Investments.

At 08/31/11, the tax basis cost of the fund’s investments was $673,761,045 and the unrealized appreciation and depreciation were $18,139,636 and ($382,555), respectively, with a net unrealized appreciation of $17,757,081.

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
(c)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(d)	The rate shown is the purchase yield.

52 See financial notes

 Schwab GNMA Fund

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value (cost $673,761,045)		$691,518,126
Receivables:
Interest		1,857,787
Fund shares sold		1,130,374
Prepaid expenses	+	8,005

Total assets		694,514,292

Liabilities

Payables:
Investments bought		186,572,317
Investment adviser and administrator fees		10,191
Shareholder services fees		10,275
Fund shares redeemed		1,985,613
Distributions to shareholders		288,538
Accrued expenses	+	49,174

Total liabilities		188,916,108

Net Assets

Total assets		694,514,292
Total liabilities	−	188,916,108

Net assets		$505,598,184

Net Assets by Source
Capital received from investors		479,655,486
Net realized capital gains		8,185,617
Net unrealized capital gains		17,757,081

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$505,598,184		47,573,720		$10.63

See financial notes 53

 Schwab GNMA Fund

Statement of
Operations
For September 1, 2010 through August 31, 2011

Investment Income

Interest		$13,533,816

Expenses

Investment adviser and administrator fees		1,439,785
Shareholder service fees		1,195,302
Portfolio accounting fees		101,443
Custodian fees		56,665
Professional fees		53,191
Registration fees		44,530
Transfer agent fees		24,993
Shareholder reports		16,931
Trustees’ fees		11,347
Interest expense		377
Other expenses	+	13,494

Total expenses		2,958,058
Expense reduction by CSIM and/or Schwab	−	293,543
Custody credits	−	770

Net expenses	−	2,663,745

Net investment income		10,870,071

Realized and Unrealized Gains (Losses)

Net realized gains on investments		13,815,041
Net realized losses on TBA sale commitments	+	(325,117)

Net realized gains		13,489,924
Net unrealized gains on investments	+	974,436

Net realized and unrealized gains		14,464,360

Increase in net assets resulting from operations		$25,334,431

54 See financial notes

 Schwab GNMA Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/10-8/31/11			9/1/09-8/31/10
Net investment income		$10,870,071	$11,189,291
Net realized gains		13,489,924	5,900,060
Net unrealized gains	+	974,436	11,690,782

Increase in net assets from operations		25,334,431	28,780,133

Distributions to shareholders

Distributions from net investment income		(14,779,835)	(14,494,193)
Distributions from net realized gains	+	(3,027,623)	—

Total distributions		($17,807,458)	($14,494,193)

Transactions in Fund Shares

		9/1/10-8/31/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		26,638,969	$276,300,953	48,018,891	$490,165,068
Shares reinvested		1,233,163	12,718,042	1,025,231	10,479,597
Shares redeemed	+	(35,894,585)	(369,032,189)	(21,217,556)	(216,138,074)

Net transactions in fund shares		(8,022,453)	($80,013,194)	27,826,566	$284,506,591

Shares Outstanding and Net Assets

		9/1/10-8/31/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		55,596,173	$578,084,405	27,769,607	$279,291,874
Total increase (decrease)	+	(8,022,453)	(72,486,221)	27,826,566	298,792,531

End of period		47,573,720	$505,598,184	55,596,173	$578,084,405

See financial notes 55

Schwab® Treasury Inflation Protected Securities Fund

Financial Statements

Financial Highlights

	9/1/10–		9/1/09–	9/1/08–	9/1/07–	9/1/06–
	8/31/11		8/31/10	8/31/09[1]	8/31/08	8/31/07

Per-Share Data ($)

Net asset value at beginning of period	10.90		10.05	10.35	9.90	10.01

Income (loss) from investment operations:
Net investment income (loss)	0.46	[2]	0.23 [2]	0.03 [2]	0.63	0.45
Net realized and unrealized gains (losses)	0.62		0.77	(0.20)	0.45	(0.11)

Total from investment operations	1.08		1.00	(0.17)	1.08	0.34
Less distributions:
Distributions from net investment income	(0.40)		(0.15)	(0.02)	(0.63)	(0.45)
Distributions from net realized gains	—		—	(0.07)	(0.00)[3]	—
Return of capital	—		—	(0.04)	—	—

Total distributions	(0.40)		(0.15)	(0.13)	(0.63)	(0.45)

Net asset value at end of period	11.58		10.90	10.05	10.35	9.90

Total return (%)	10.20		9.93	(1.54)	11.02	3.51

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	[4]	0.50	0.50	0.50	0.50
Gross operating expenses	0.63		0.62	0.59	0.59	0.71
Net investment income (loss)	4.14		2.16	0.30	6.50	5.16
Portfolio turnover rate	37		67	78	63	35
Net assets, end of period ($ x 1,000,000)	235		204	278	259	119

1 Effective on August 10, 2009 all outstanding Investor Shares were converted into Select Shares. The figures in the Financial Highlights reflect only the remaining share class.
2 Calculated based on the average shares outstanding during the period.
3 Amount less than $0.01.
4 Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended rate. Please see financial note 4 for more information.

56 See financial notes

 Schwab Treasury Inflation Protected Securities Fund

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

98.1%		U.S. Government Securities	205,683,476	230,229,123
3.6%		Other Investment Company	8,491,106	8,491,106

101.7%		Total Investments	214,174,582	238,720,229
(1	.7)%	Other Assets and Liabilities, Net		(3,891,123)

100.0%		Net Assets		234,829,106

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 98.1% of net assets

U.S. Treasury Obligations 98.1%
U.S. Treasury Inflation Protected Securities
0.63%, 04/15/13	5,233,004	5,356,451
1.88%, 07/15/13	8,111,554	8,547,550
2.00%, 01/15/14	8,429,385	9,024,668
1.25%, 04/15/14	5,546,372	5,856,636
2.00%, 07/15/14	7,664,192	8,328,831
1.63%, 01/15/15	6,974,803	7,585,098
0.50%, 04/15/15	7,603,753	7,994,662
1.88%, 07/15/15	6,730,958	7,476,614
2.00%, 01/15/16	6,482,667	7,290,991
0.13%, 04/15/16	9,408,251	9,843,383
2.50%, 07/15/16	6,594,666	7,673,487
2.38%, 01/15/17	5,708,583	6,644,277
2.63%, 07/15/17	4,901,085	5,838,418
1.63%, 01/15/18	5,171,952	5,858,063
1.38%, 07/15/18	5,129,271	5,754,375
2.13%, 01/15/19	4,731,165	5,573,170
1.88%, 07/15/19	5,391,669	6,273,692
1.38%, 01/15/20	6,576,318	7,379,878
1.25%, 07/15/20	10,143,490	11,279,865
1.13%, 01/15/21	11,660,470	12,799,231
0.63%, 07/15/21	4,506,930	4,721,730
2.38%, 01/15/25	9,101,228	11,240,017
2.00%, 01/15/26	6,596,398	7,829,067
2.38%, 01/15/27	5,260,851	6,555,494
1.75%, 01/15/28	5,279,701	6,089,818
3.63%, 04/15/28	6,419,898	9,195,477
2.50%, 01/15/29	5,046,576	6,434,384
3.88%, 04/15/29	7,552,105	11,282,165
3.38%, 04/15/32	2,316,311	3,385,798
2.13%, 02/15/40	4,252,048	5,234,654
2.13%, 02/15/41	4,748,860	5,881,179

Total U.S. Government Securities
(Cost $205,683,476)		230,229,123

	Number	Value
Security	of Shares	($)

Other Investment Company 3.6% of net assets

Money Fund 3.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	8,491,106	8,491,106

Total Other Investment Company
(Cost $8,491,106)		8,491,106

End of Investments.

At 08/31/11, the tax basis cost of the fund’s investments was $215,343,492 and the unrealized appreciation and depreciation were $23,376,737 and ($0), respectively, with a net unrealized appreciation of $23,376,737.

See financial notes 57

 Schwab Treasury Inflation Protected Securities Fund

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value (cost $214,174,582)		$238,720,229
Receivables:
Fund shares sold		1,747,930
Interest		647,829
Due from investment adviser		1,035
Prepaid expenses	+	3,119

Total assets		241,120,142

Liabilities

Payables:
Investments bought		6,030,586
Shareholder services fees		4,447
Fund shares redeemed		242,583
Accrued expenses	+	13,420

Total liabilities		6,291,036

Net Assets

Total assets		241,120,142
Total liabilities	−	6,291,036

Net assets		$234,829,106

Net Assets by Source
Capital received from investors		206,903,887
Net investment income not yet distributed		4,104,878
Net realized capital losses		(725,306)
Net unrealized capital gains		24,545,647

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$234,829,106		20,276,801		$11.58

58 See financial notes

 Schwab Treasury Inflation Protected Securities Fund

Statement of
Operations
For September 1, 2010 through August 31, 2011

Investment Income

Interest		$9,573,929

Expenses

Investment adviser and administrator fees		624,949
Shareholder service fees		511,277
Portfolio accounting fees		44,927
Professional fees		43,915
Registration fees		24,331
Shareholder reports		17,951
Transfer agent fees		16,931
Trustees’ fees		8,744
Custodian fees		4,433
Interest expense		1
Other expenses	+	5,665

Total expenses		1,303,124
Expense reduction by CSIM and/or Schwab	−	360,289

Net expenses	−	942,835

Net investment income		8,631,094

Realized and Unrealized Gains (Losses)

Net realized gains on investments		2,776,285
Net unrealized gains on investments	+	8,828,143

Net realized and unrealized gains		11,604,428

Increase in net assets resulting from operations		$20,235,522

See financial notes 59

 Schwab Treasury Inflation Protected Securities Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/10-8/31/11			9/1/09-8/31/10
Net investment income		$8,631,094	$5,725,207
Net realized gains		2,776,285	8,707,019
Net unrealized gains	+	8,828,143	10,649,045

Increase in net assets from operations		20,235,522	25,081,271

Distributions to shareholders

Distributions from net investment income		($7,539,702)	($2,711,720)

Transactions in Fund Shares

		9/1/10-8/31/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,902,310	$87,904,504	11,952,055	$125,486,861
Shares reinvested		512,054	5,581,641	187,445	2,008,689
Shares redeemed	+	(6,860,593)	(75,512,517)	(21,123,162)	(224,149,704)

Net transactions in fund shares		1,553,771	$17,973,628	(8,983,662)	($96,654,154)

Shares Outstanding and Net Assets

		9/1/10-8/31/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		18,723,030	$204,159,658	27,706,692	$278,444,261
Total increase (decrease)	+	1,553,771	30,669,448	(8,983,662)	(74,284,603)

End of period		20,276,801	$234,829,106	18,723,030	$204,159,658

Net investment income not yet distributed			$4,104,878		$3,013,486

60 See financial notes

 Schwab Bond Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust, including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)	Schwab Tax-Free Bond Fund
Schwab Short-Term Bond Market Fund	Schwab California Tax-Free Bond Fund
Schwab Premier Income Fund	Schwab 1000 Index Fund
Schwab Total Bond Market Fund	Schwab Global Real Estate Fund
Schwab GNMA Fund
Schwab Treasury Inflation Protected Securities Fund
(formerly Schwab Inflation Protected Fund)

Effective on August 22, 2011, the Schwab Inflation Protected Fund changed its name to Schwab Treasury Inflation Protected Securities Fund.

Each fund in this report offers one share class. Shares are bought and sold (subject to a redemption fee, see financial note 9) at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs

 61

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of August 31, 2011:

Schwab Short-Term Bond Market Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government and Government Agencies(a)	$—	$184,995,150	$—	$184,995,150
Foreign Securities(a)	—	20,234,201	—	20,234,201
Corporate Bonds(a)	—	58,524,301	—	58,524,301
Municipal Bonds(a)	—	506,267	—	506,267
Other Investment Company(a)	2,645,289	—	—	2,645,289

Total	$2,645,289	$264,259,919	$—	$266,905,208

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab Premier Income Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Corporate Bonds(a)	$—	$101,792,902	$—	$101,792,902
Mortgage-Backed Securities(a)	—	165,062,339	—	165,062,339
Commercial Mortgage Backed Securities	—	11,425,667	—	11,425,667
U.S. Government and Government Agencies(a)	—	107,980,894	—	107,980,894
Foreign Securities(a)	—	18,239,111	—	18,239,111
Preferred Stock	1,100,009	—	—	1,100,009
Municipal Bonds(a)	—	799,369	—	799,369
Other Investment Company(a)	7,032,026	—	—	7,032,026
Short-Term Investments(a)	—	64,699,617	—	64,699,617

Total	$8,132,035	$469,999,899	$—	$478,131,934

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

Schwab Total Bond Market Fund

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities(a)	$—	$307,289,016	$—	$307,289,016
Corporate Bonds(a)	—	183,316,932	—	183,316,932
U.S. Government and Government Agencies(a)	—	369,344,569	—	369,344,569
Commercial Mortgage Backed Securities	—	19,924,617	—	19,924,617
Asset-Backed Obligations	—	2,676,240	—	2,676,240
Foreign Securities(a)	—	40,973,561	—	40,973,561
Municipal Bonds(a)	—	8,619,701	—	8,619,701
Other Investment Company(a)	10,418,637	—	—	10,418,637
Short-Term Investments(a)	—	38,999,837	—	38,999,837

Total	$10,418,637	$971,144,473	$—	$981,563,110

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments	$—	($1,650,938)	$—	($1,650,938)

(a)	As categorized in Portfolio Holdings.

 63

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Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab GNMA Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Mortgage-Backed Securities(a)	$—	$558,905,182	$—	$558,905,182
Other Investment Company(a)	7,613,957	—	—	7,613,957
Short-Term Investments(a)	—	124,998,987	—	124,998,987

Total	$7,613,957	$683,904,169	$—	$691,518,126

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

Schwab Treasury Inflation Protected Securities Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$230,229,123	$—	$230,229,123
Other Investment Company(a)	8,491,106	—	—	8,491,106

Total	$8,491,106	$230,229,123	$—	$238,720,229

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1 and Level 2 for the year ended August 31, 2011.

Certain funds entered into U.S. Treasury futures contracts (“futures”) from September 1, 2010 through August 31, 2011. The funds invested in futures contracts to help manage the effects of interest rate changes. The fair value and variation margin for any futures contracts held at August 31, 2011 and the realized/unrealized gains (losses) on futures contracts held during the period ended August 31, 2011 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the monthly average market values of futures contracts held by the funds and the monthly average number of contracts were as follows:

	Market Values	Number of Contracts

Schwab Short-Term Bond Market Fund	$101,315	1
Schwab Premier Income Fund	1,789,287	15
Schwab Total Bond Market Fund	—	—
Schwab GNMA Fund	—	—
Schwab Treasury Inflation Protected Securities Fund	—	—

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

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Financial Notes (continued)

2. Significant Accounting Policies (continued):

Inflation Indexed Bonds: The Schwab Treasury Inflation Protected Securities Fund invests in inflation indexed bonds. Inflation indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

TBA Commitments: The funds may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures describe above in Security Valuation section.

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. The initial collateral received by the fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in the fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

If applicable, the value of the securities on loan as of August 31, 2011 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains or losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The Schwab Short Term Bond Fund, Schwab Premier Income Fund, Schwab Total Bond Fund and the Schwab GNMA Fund declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The Schwab

 65

 Schwab Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Treasury Inflation Protected Securities Fund declares and pays distributions from net investment income, if any, quarterly. All the funds declare distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

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Financial Notes (continued)

3. Risk Factors:

The funds invest mainly in corporate bonds, mortgage-backed and assets-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the fund will fluctuate, which means that the shareholder could lose money.

Interest rate risk. Interest rates will rise and fall over time. During periods when interest rates are low, a fund’s yield and total return also may be low. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

Prepayment and extension risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.

High yield risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign investment risk. The funds’ investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Derivatives risk. The funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds.

Securities lending risk. Securities lending risk involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets described as follows:

					Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
% of Average Daily Net Assets	Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

First $500 million	0.30%	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%	0.22%

 67

 Schwab Bond Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds) and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees, to limit the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses. The expense limitation, effective June 16, 2011, as a percentage of average daily net assets is as follows:

Schwab
Schwab	Schwab	Schwab		Treasury
Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

0.29%	0.63%	0.29%	0.55%	0.29%

Prior to June 16, 2011, the expense limitation as a percentage of average daily net assets were as follows:

Schwab
Schwab	Schwab	Schwab		Treasury
Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

0.55%	0.63%	0.55%	0.55%	0.50%

For the period ended August 31, 2011, the Schwab Total Bond Market Fund incurred legal expenses relating to the lawsuit discussed in note 11, as well as another lawsuit that was dismissed by California court in April of 2011. The legal fees related to these lawsuits were non-routine and would not have been subject to the expense limitation agreement; however, CSIM and its affiliates have voluntarily agreed to include these expenses under the expense limitation agreement. This voluntary agreement is in addition to CSIM’s contractual agreement to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain the expense limitations. The expenses advanced by CSIM pursuant to the contractual agreement are subject to reimbursement by the fund to the extent the expenses are subsequently paid or reimbursed to the fund by its insurance carriers.

For the period ended August 31, 2011 the fund incurred $405,000 in legal expenses related to these lawsuits all of which was waived by CSIM subject to recoupment in accordance with the provisions noted above. From the commencement of these lawsuits through August 31, 2011, the fund has incurred a total of $1,459,454 in legal expense of which $1,409,948 has been waived by CSIM subject to recoupment in accordance with the provisions noted above.

68

 Schwab Bond Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Certain Schwab Funds may own shares of other Schwab Funds. The table below reflects the percentage of each fund shares in this report owned by other Schwab Funds as of August 31, 2011.

				Schwab
	Schwab	Schwab	Schwab	Treasury
	Short-Term Bond	Premier	Total Bond	Inflation Protected
	Market Fund	Income Fund	Market Fund	Securities Fund

Schwab MarketTrack Growth Portfolio	—%	—%	10.5%	—%
Schwab MarketTrack Balanced Portfolio	—%	—%	16.2%	—%
Schwab MarketTrack Conservative Portfolio	—%	—%	11.2%	—%
Schwab MarketTrack Growth Portfolio II	—%	—%	0.5%	—%
Schwab Target 2010 Fund	3.1%	0.9%	1.4%	0.8%
Schwab Target 2015 Fund	1.5%	0.5%	1.0%	0.7%
Schwab Target 2020 Fund	3.0%	1.9%	5.3%	2.9%
Schwab Target 2025 Fund	—%	0.5%	1.7%	0.9%
Schwab Target 2030 Fund	—%	1.3%	4.9%	2.2%
Schwab Target 2035 Fund	—%	0.2%	0.7%	0.3%
Schwab Target 2040 Fund	—%	0.8%	1.9%	1.1%
Schwab Monthly Income Fund — Moderate Payout	0.9%	1.2%	0.4%	—%
Schwab Monthly Income Fund — Enhanced Payout	3.6%	5.4%	2.0%	—%
Schwab Monthly Income Fund — Maximum Payout	4.2%	6.0%	2.2%	—%
Schwab Balanced Fund	—%	2.5%	2.4%	—%

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2011, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Short-Term Bond Market Fund	$2,160,228
Schwab Premier Income Fund	1,604,865
Schwab Total Bond Market Fund	2,422,438
Schwab GNMA Fund	—
Schwab Treasury Inflation Protected Securities Fund	—

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

The trust’s Board of Trustees oversees the general conduct of the trust and the funds. Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period.

 69

 Schwab Bond Funds

Financial Notes (continued)

6. Board of Trustees (continued):

The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. (excluding Schwab Total Bond Market Fund) and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended August 31, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Long-Term
	U.S. Government	Purchases of Other	Total Purchases of
	Securities Transactions*	Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$169,141,400	$77,345,475	$246,486,875
Schwab Premier Income Fund	986,101,216	312,261,906	1,298,363,122
Schwab Total Bond Market Fund	1,409,490,809	157,249,558	1,566,740,367
Schwab GNMA Fund	3,523,780,321	—	3,523,780,321
Schwab Treasury Inflation Protected Securities Fund	88,788,637	—	88,788,637

	Sales/Maturities of
	Long-Term U.S. Government	Sales/Maturities of	Total Sales/Maturities of
	Securities Transactions*	Other Long-Term Securities	Long-Term Securities

Schwab Short-Term Bond Market Fund	$167,890,873	$70,808,985	$238,699,858
Schwab Premier Income Fund	932,098,587	424,245,703	1,356,344,290
Schwab Total Bond Market Fund	1,427,723,737	142,985,922	1,570,709,659
Schwab GNMA Fund	3,600,377,663	—	3,600,377,663
Schwab Treasury Inflation Protected Securities Fund	77,672,504	—	77,672,504

*	Includes securities guaranteed by U.S. Government Agencies.

9. Redemption Fee:

The Premier Income Fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The fund charges a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against redemption proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior periods are $18,884 and $14,618, respectively.

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Financial Notes (continued)

10. Federal Income Taxes:

As of August 31, 2011, the components of distributable earnings on a tax-basis were as follows:

					Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
	Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

Undistributed ordinary income	$99,706	$1,886,369	$672,657	$6,472,212	$4,104,879
Undistributed long-term capital gains	—	3,143,652	—	2,001,943	443,604
Unrealized appreciation	6,444,891	13,581,222	55,179,509	18,139,636	23,376,737
Unrealized depreciation	(210,587)	(462,888)	(651,297)	(382,555)	—

Net unrealized appreciation/(depreciation)	$6,234,304	$13,118,334	$54,528,212	$17,757,081	$23,376,737

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums.

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of August 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration dates:

					Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
Expiration Date	Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

August 31, 2014	$1,678,486	$—	$—	$—	$—
August 31, 2015	8,715,595	—	2,553,888	—	—
August 31, 2016	2,401,090	—	5,729,394	—	—
August 31, 2017	30,633,553	—	106,929,838	—	—
August 31, 2018	15,464,000	—	33,497,357	—	—

Total	$58,892,724	$—	$148,710,477	$—	$—

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2011, the funds had aggregate deferred realized net capital losses and capital losses utilized as follows:

Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
	Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

Deferred capital losses	$—	$—	$—	$—	$—
Capital losses utilized	4,032,639	1,954,931	12,955,370	—	2,614,015

 71

 Schwab Bond Funds

Financial Notes (continued)

10. Federal Income Taxes (continued):

The tax-basis components of distributions paid during the current and prior fiscal years were:

					Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
	Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

Current Period Distributions
Ordinary income	$3,407,208	$15,207,419	$27,550,995	$17,377,898	$7,539,702
Long-term capital gains	—	498,951	—	429,560	—
Return of capital	—	—	—	—	—

Prior Period Distributions
Ordinary income	$4,899,461	$18,843,689	$31,723,102	$14,494,193	$2,711,720
Long-term capital gains	—	—	—	—	—
Return of capital	—	—	—	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses; capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences, which are mainly due to differing treatments of paydown gains and losses and amortization of bond discounts and premiums, may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2011, the funds made the following reclassifications:

					Schwab
	Schwab	Schwab	Schwab		Treasury
	Short-Term Bond	Premier	Total Bond	Schwab	Inflation Protected
	Market Fund	Income Fund	Market Fund	GNMA Fund	Securities Fund

Capital shares	($2)	$—	$—	$—	$—
Undistributed net investment income	—	1,503,446	1,266,682	3,909,764	—
Net realized capital gains and losses	2	(1,503,446)	(1,266,682)	(3,909,764)	—

As of August 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended August 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs

72

 Schwab Bond Funds

Financial Notes (continued)

10. Federal Income Taxes (continued):

from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

11. Other:

Total Bond Market Fund Litigation: On August 28, 2008, a class action lawsuit was filed in the U.S. District Court for the Northern District of California on behalf of investors in the Schwab Total Bond Market Fund. The lawsuit, which alleges violations of state law and federal securities law in connection with the fund’s investment policy, names the trust, the fund, CSIM and Schwab as defendants. Allegations include that the fund improperly deviated from its stated investment objectives by investing in collateralized mortgage obligations (CMOs) and investing more than 25% of fund assets in CMOs and mortgage-backed securities without obtaining a shareholder vote. Plaintiffs seek unspecified compensatory and rescission damages, unspecified equitable and injunctive relief, and costs and attorneys’ fees. On February 19, 2009, the court denied defendants’ motion to dismiss plaintiffs’ federal securities law claim, and dismissed certain state law claims with leave to amend. On April 27, 2009, the court issued a stay of proceedings while defendants appealed the court’s February 19, 2009 decision refusing to dismiss plaintiffs’ federal securities law claim. On August 12, 2010, the Ninth Circuit Court of Appeals ruled in favor of the defendants and dismissed plaintiffs’ federal securities law claim.

On September 28, 2010, plaintiffs filed a second amended class action complaint which named the trust and current and former trustees and officers of the trust as defendants and dropped the federal securities law claim and certain of the state law claims. Defendants moved to dismiss the second amended complaint on November 10, 2010. On March 2, 2011, the court granted defendants’ motion to dismiss with leave to amend certain claims. On March 29, 2011, plaintiffs filed a third amended complaint; defendants’ motion to dismiss the third amended complaint was filed April 25, 2011. On August 8, 2011, the court dismissed the lawsuit. On September 7, 2011, plaintiffs filed a notice of appeal with the court, which remains pending.

At this time the fund is unable to estimate whether it will incur a liability or the range of any liability in this matter; however, any liability incurred could exceed the limits of applicable insurance policies.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 73

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Short-Term Bond Market Fund
Schwab Premier Income Fund
Schwab Total Bond Market Fund
Schwab GNMA Fund
Schwab Treasury Inflation Protected Securities Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Short-Term Bond Market Fund, Schwab Premier Income Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Fund (formerly Schwab Inflation Protected Fund) (five of the funds constituting Schwab Investments, hereafter referred to as the “Funds”) at August 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 14, 2011

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Other Federal Tax Information (unaudited)

Under Section 852 (b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended August 31, 2011:

Schwab Short-Term Bond Market Fund	$—
Schwab Premier Income Fund	498,951
Schwab Total Bond Market Fund	—
Schwab GNMA Fund	429,560
Schwab Treasury Inflation Protected Securities Fund	—

 75

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including Schwab Short-Term Bond Market Fund, Schwab Premier Income Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 28, 2011, and June 15, 2011, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 15, 2011. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer

76

category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Each of Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund, had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions by CSIM that were reasonable and consistent with the investment objective and policies of each of Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund; (2) that recent performance for Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund showed improvement; and (3) that CSIM had taken steps designed to help improve the performance of Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to the Funds that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 77

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 87 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	70	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	70	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	70	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Investments since 2011.)	Private Investor.	70	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	70	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	70	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

78

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	70	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	70	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	87	None

 79

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President, Chief Executive Officer and Chief Investment Officer (Officer of Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer and Chief Investment Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006- June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer -– Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary (Officer of Schwab Investments since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (Oct. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Oct. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Oct. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011-present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. Government/Credit: 1 − 5 Years Index An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.

Barclays Capital GNMA Index An index that includes the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Barclays Capital U.S. Short Treasury: 9 − 12 Months Index An index that includes aged U.S.Treasury bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon strips.

Barclays Capital U.S. TIPS (Treasury Inflation-Protected Securities) Index An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

 81

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date a bond is scheduled to be retired and its principal amount returned to the bond holders. The maturity of a bond will generally be determined using the bond’s final maturity date. However, for certain securities, maturity will be determined using the security’s effective maturity date. The effective maturity date for a security subject to a put, demand or call feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate reset date. For variable rate securities not subject to a put, demand or call feature and floating-rate securities, the effective maturity date is the next interest rate reset date.

effective maturity Takes into account maturity shortening features, such as the interest rate reset date or demand features, instead of the final maturity date.

final maturity The date on which the principal amount of the bond is scheduled to be paid.

weighted average maturity The weighted average of the maturities of the bonds in a fund’s portfolio, determined by weighting each bond’s time to maturity (i.e., when the principal amount of the bond is scheduled to be paid) by the amortized cost of the bond. The weighted average maturity calculation takes into account maturity shortening features, such as interest rate reset, put, demand and call features, if applicable. Generally, the longer the fund’s weighted average maturity, the greater its interest rate risk.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

82

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We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

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•	APPLICATION AND REGISTRATION INFORMATION.

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To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2011 Schwab Funds. All rights reserved.

 83

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in a fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13655-14

Annual report dated August 31, 2011, enclosed.

Schwab Tax-Free Bond Funds

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free Bond Fundtm

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This wrapper is not part of the shareholder report.

Schwab Tax-Free Bond Funds

Annual Report
August 31, 2011

Schwab Tax-Free
Bond Fundtm

Schwab California
Tax-Free Bond Fundtm

Two smart, cost-effective ways investors can use
bonds in an asset allocation strategy.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

Total Return for the Report Period

Schwab Tax-Free Bond Fundtm (Ticker Symbol: SWNTX)	3.34%

Barclays Capital 7-Year Municipal Bond Index	4.06%
Fund Category: Morningstar Municipal National Intermediate Bond	2.00%

Performance Details	pages 6-7

Schwab California Tax-Free Bond Fundtm (Ticker Symbol: SWCAX)	2.55%

Barclays Capital 7-Year Municipal Bond Index	4.06%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	1.80%

Performance Details	pages 8-9

Minimum Initial Investment[1]	$100

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

Schwab Tax-Free Bond Funds 1

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the 12-month period that ended August 31, 2011, most sectors of the fixed income market saw positive results. U.S. Treasury yields finished the period at or near record low levels. Rates declined due to investors’ concerns about increasing levels of European and domestic sovereign debt, continued recessionary pressures, and clear signals from the Federal Reserve (the Fed) that it would act to keep interest rates at low levels for the foreseeable future.

Credit sectors of fixed income, such as corporate bonds and mortgage-backed securities, generally underperformed Treasury securities in 2011, as investors became increasingly risk averse. Corporate and municipal bonds experienced periods of heightened volatility in reaction to the uncertain economic environment. Despite Standard & Poor’s August downgrade of long-term U.S. debt from AAA to AA+, U.S. Treasuries continued to be viewed as a safe haven investment for most investors around the globe.

The Fed’s monetary policies kept short-term rates near 0% during the period. The Fed maintained its policies to ease money supply, maintain low short-term lending rates, and spur economic and job growth. Its program, dubbed “Quantitative Easing” or “QE2,” involved the purchase of up to $600 billion in Treasury securities between late 2010 and June 30, 2011.

Despite the Fed’s actions, economic growth in the United States stagnated in the first quarter of 2011. Growth of gross domestic product (GDP) dipped to an annual rate of 0.4% for 2011’s first quarter, after a 2.3% growth rate during the last quarter of 2010. GDP growth during the second quarter of 2011 posted a gain of 1%.

Unemployment continued to hover near 9% even as many corporations reported better than expected earnings in 2011. Languishing job and housing

 Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Tax-Free Bond Funds

From the President continued

In spite of many uncertainties, bond markets rallied and most sectors of the market delivered positive investment results.

markets, rising gas prices, and natural disasters such as Japan’s earthquake and tsunami in March, all dampened economic activity.

In addition to these events, the months-old European sovereign debt crisis continued. Concerns that a Greek default could destabilize major European banks and that Portugal, Italy, or Spain might be the next sovereign to weaken under its debt load added to volatility in markets around the world. As European leaders debated how to solve the crisis, investors sought the safety of U.S. Treasury securities.

In spite of the many uncertainties, bond markets rallied during the reporting period and most sectors of the market delivered positive investment results as falling yields contributed to their performance. Rising inflation also boosted price appreciation for Treasury Inflation Protected Securities (TIPS), the top-performing U.S. bond market sector. TIPS were up 10.80% for the 12-month period, as measured by the Barclays Capital U.S. TIPS Index. The Barclays Capital U.S. Aggregate Bond Index returned 4.62% for the period and the Barclays Capital U.S. Short Treasury: 9-12 Months Index returned 0.48%. In tax-free bonds, the Barclays Capital 7-Year Municipal Bond Index gained 4.06% and the Barclays Capital General Municipal Bond Index returned 2.66% for the annual period.

Thank you for investing in the Schwab Tax-Free Bond Funds. Please review the following pages for details about each fund’s characteristics, investment performance, and objectives.

We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabfunds.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indexes are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

Schwab Tax-Free Bond Funds 3

Fund Management

Kenneth Salinger, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2008 and has worked in fixed-income and asset management since 1994.

John Shelton, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income asset management since that time.

4 Schwab Tax-Free Bond Funds

California State Investment Environment

California is expected to report that it ended fiscal 2011 (7/1/10-6/30/11) with a negative general fund balance of $1.2 billion, which represents about 1.3% of spending. The fiscal 2011 budget addressed a $19 billion general fund budget gap, but relied on solutions that proved to be elusive, including the receipt of $3.5 billion of additional federal revenues and many of the spending cuts. On January 10, 2011, newly-elected Governor Jerry Brown introduced his budget proposal for fiscal 2012, which began on July 1, 2011. The plan identified an 18-month gap of over $25 billion, including $8.2 billion for the balance of fiscal 2011. The State Legislature adopted nearly $9.9 billion in expenditure cuts in March, as well as $3.4 billion of other solutions, but the impact will largely accrue to fiscal 2012 and later. On a cash basis, fiscal 2011 personal income taxes were $3.5 billion ahead of the original budget estimates, or 7.4%, while corporation taxes were off by nearly $700 million, or 6.3%.

The fiscal 2012 budget was signed by the Governor on June 30, 2011. The general fund spending plan totals $85.9 billion, down from $91.5 billion in fiscal 2011. The budget was developed in the context of a multi-year struggle to match recurring revenues to spending as well as the expiration of federal stimulus funds and temporary tax measures adopted in early 2009. While the Governor had originally proposed to extend the temporary rate increases, the budget gap was ultimately resolved through improved revenues, both actual and projected, the aforementioned budget cuts enacted in March, additional cuts, and loans and transfers from special funds. The plan also includes two tiers of spending reductions that would be triggered if revenues underperform projections by more than $1 billion and $2 billion, respectively. The plan imposed significant and recurring reductions to health and social service programs, many of which are a shared responsibility with county governments. Funding for the University of California and California State University was cut by $650 million for each institution and the state’s school districts will have to manage with an additional $2.1 billion deferral of state support.

As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. The state’s budget cuts have had varying impacts on the credit quality of these issuers. While California school districts and community college districts receive, in aggregate, over 50% of their total funding from the state, their general obligation bonds are secured by dedicated local property tax levies. Many local tax bases have been stable, but the areas that experienced the most development in recent years have reported substantial tax base declines. Most counties expect to pass along the health and social service cuts to their clients, but the budget also includes a new realignment of public safety programs that could prove challenging. Through the report period, Los Angeles, Riverside, and Sonoma Counties have managed to maintain their strong financial profiles, making their own budget reductions in response to weakened local revenue growth and state cuts. California’s cities are managing through declines in sales, business, and property taxes, while struggling to maintain public safety programs and keep up with pension commitments. Moody’s Investors Service (Moody’s) downgraded its rating on the City of Los Angeles in July 2011 to a still strong Aa3 to reflect these stresses, while Fitch Ratings (Fitch) trimmed the City and County of San Francisco’s rating to AA- in April 2011.

In contrast, California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the Los Angeles Department of Water and Power, St. Joseph Health System, and Kaiser Permanente, are funded with independent revenues received from services they provide, which have helped insulate them from the state’s financial difficulties.

California’s economy is slowly emerging from a deep and long recession, the sharpest since the Great Depression. The state gained 171,100 jobs from August 2010 to August 2011, or 1.2%, which marks a significant improvement relative to the 188,300 jobs lost in calendar 2010. However, California’s unemployment rate was still very high at 12.1% in August 2011, up from 12.0% in July but down from a near record 12.4% in August 2010. That rate placed the state second highest in the country, behind only Nevada, and well above the national average of 9.1%.

Despite its diversified economy and high wealth indicators, California remains a weak investment-grade credit due primarily to its ongoing structural budget problems. The state’s general obligation ratings were A1 from Moody’s, and A- from Fitch and Standard & Poor’s Corp. The state has the lowest general obligation rating among the 50 states.

Schwab Tax-Free Bond Funds 5

Schwab Tax-Free Bond Fund™

The Schwab Tax-Free Bond Fund (the fund) seeks high current income exempt from federal income tax, consistent with capital preservation. To pursue its goal, the fund primarily invests in investment grade municipal securities or the unrated equivalent as determined by the investment advisor.

The fund returned 3.34% for the 12-month period that ended August 31, 2011, while its comparative index, the Barclays Capital 7-Year Municipal Bond Index (the index), returned 4.06%. Unlike the fund, the index does not include operational and transactional costs.

Municipal bonds (munis) experienced less than ideal conditions heading into the latter part of 2010, but that environment changed notably after the first few months of 2011. Hopes for stronger U.S. economic growth, worries about the potential for a sharp increase in municipal defaults, and a respectable performance by equities weighed on the performance of munis during the latter part of 2010. By March 2011, however, signs of a global economic soft patch, renewed concern about Europe’s debt crisis, and rising expectations that the Federal Reserve (the Fed) would hold interest rates at historic lows far longer than first expected provided catalysts for bond prices to rise and corresponding yields to fall.

With that backdrop in mind, bond maturity and duration influenced the fund’s performance compared with that of the index. The index only includes municipal securities that mature in six to eight years, while the fund invests in munis that are both shorter and longer in maturity. Relative to the index, the fund’s comparative underweight position in short-maturity munis and overweight position in longer-term bonds detracted overall as yields on longer-term securities rose, while yields on short- and more intermediate-term munis fell. The fund’s longer duration generated similar results.

Security selection contributed solidly to the fund’s performance. Ongoing economic uncertainty and financial market volatility translated into opportunities to purchase securities that were viewed as trading at undervalued prices. After thoroughly investigating the credit quality of such bonds to ensure that they met a stringent set of criteria, select munis were added to the portfolio with the goal of providing long-term appreciation potential. These value-added efforts meaningfully contributed to the fund’s relative performance.

As of 8/31/11:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

Fixed Rate Bonds	80.8%
Variable Rate Demand Obligations	7.4%
Refunded Bonds	4.7%
Put Bonds	3.4%
Floating Rate Notes	2.6%
Bond Anticipation Notes	1.1%

By Credit Quality[2]

AAA	15.0%
AA	51.0%
A	26.8%
BBB	5.5%
BB	0.1%
Short-Term Ratings	0.5%
Unrated Securities	1.1%

Weighted Average Maturity[3]	6.7 yrs
Weighted Average Duration[3]	5.6 yrs

Manager views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

6 Schwab Tax-Free Bond Funds

 Schwab Tax-Free Bond Fundtm

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

August 31, 2001 – August 31, 2011
Performance of Hypothetical
$10,000 Investment1

 Average Annual Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab Tax-Free Bond Fundtm (9/11/92)	3.34%	5.00%	4.80%
Barclays Capital 7-Year Municipal Bond Index	4.06%	6.07%	5.24%
Fund Category: Morningstar Municipal National Intermediate Bond	2.00%	4.06%	3.99%

Fund Expense Ratios4: Net 0.49%; Gross 0.63%

 Yields

30-Day SEC Yield[1,3]	1.97%

30-Day SEC Yield-No Waiver[1,5]	1.85%

Taxable-Equivalent Yield[6]	3.03%

12-Month Distribution Yield[1,3]	4.03%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest federal tax bracket (35.00%). Your tax rate may be different.

Schwab Tax-Free Bond Funds 7

Schwab California Tax-Free Bond Fund™

The Schwab California Tax-Free Bond Fund (the fund) seeks high current income exempt from federal and California personal income tax that is consistent with capital preservation. To pursue its goal, the fund primarily invests in investment grade municipal securities from California issuers or the unrated equivalent as determined by the investment advisor.

The fund returned 2.55% for the 12-month period that ended August 31, 2011, while its comparative index, the Barclays Capital 7-Year Municipal Bond Index (the index), returned 4.06%. Unlike the fund, the index does not include operational and transactional costs.

Municipal bonds (munis) experienced less than ideal conditions heading into the latter part of 2010, but that environment changed notably after the first few months of 2011. Hopes for stronger U.S. economic growth, worries about the potential for a sharp increase in municipal defaults, and a respectable performance by equities weighed on the performance of munis during the latter part of 2010. By March 2011, however, signs of a global economic soft patch, renewed concern about Europe’s debt crisis, and rising expectations that the Federal Reserve (the Fed) would hold interest rates at historic lows far longer than first expected provided catalysts for bond prices to rise and corresponding yields to fall.

With that backdrop in mind, bond maturity, duration, and a California-specific focus influenced the fund’s performance compared with that of the index. The index only includes municipal securities that mature in six to eight years, while the fund invests in munis that are both shorter and longer in maturity. Relative to the index, the fund’s comparative underweight position in short-maturity munis and overweight position in longer-term bonds detracted overall as yields on longer-term securities rose, while yields on short- and more intermediate-term munis fell. The fund’s longer duration generated similar results, as did its focus on California munis, which underperformed national average equivalents.

Security selection contributed solidly to the fund’s performance. Ongoing economic uncertainty and financial market volatility translated into opportunities to purchase securities that were viewed as trading at undervalued prices. After thoroughly investigating the credit quality of such bonds to ensure that they met a stringent set of criteria, select munis were added to the portfolio with the goal of providing long-term appreciation potential. These value-added efforts meaningfully contributed to the fund’s relative performance.

As of 8/31/11:

 Portfolio Composition % of investments

These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type[1]

Fixed Rate Bonds	79.0%
Refunded Bonds	7.1%
Variable Rate Demand Obligations	6.9%
Put Bonds	3.5%
Bond Anticipation Notes	2.0%
Other	1.5%

By Credit Quality[2]

AAA	8.8%
AA	42.0%
A	40.1%
BBB	4.7%
Short-Term Ratings	1.9%
Unrated Securities	2.5%

Weighted Average Maturity[3]	7.5 yrs
Weighted Average Duration[3]	5.6 yrs

Manager views and portfolio holdings may have changed since the report date.

[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of total net assets.
[2]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies. The fund has not been rated by an independent credit rating agency.
[3]	See Glossary for definitions of maturity and duration.

8 Schwab Tax-Free Bond Funds

 Schwab California Tax-Free Bond Fundtm

Performance Summary as of 8/31/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

August 31, 2001 – August 31, 2011
Performance of Hypothetical
$10,000 Investment1

 Average Annual Returns1,2,3

Fund and Inception Date	1 Year	5 Years	10 Years

Fund: Schwab California Tax-Free Bond Fundtm (2/24/92)	2.55%	4.20%	4.36%
Barclays Capital 7-Year Municipal Bond Index	4.06%	6.07%	5.24%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	1.80%	3.79%	3.62%

Fund Expense Ratios4: Net 0.49%; Gross 0.59%

 Yields

30-Day SEC Yield[1,3]	2.34%

30-Day SEC Yield-No Waiver[1,5]	2.23%

Taxable-Equivalent Yield[6]	3.97%

12-Month Distribution Yield[1,3]	3.87%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	This is the taxable-equivalent 30-day SEC yield for a hypothetical investor in the highest combined federal and California tax bracket (41.05%).

Schwab Tax-Free Bond Funds 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2011 and held through August 31, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 3/1/11	at 8/31/11	3/1/11–8/31/11

Schwab Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$1,056.80	$2.54
Hypothetical 5% Return	0.49%	$1,000	$1,022.74	$2.50

Schwab California Tax-Free Bond Fundtm
Actual Return	0.49%	$1,000	$1,057.30	$2.54
Hypothetical 5% Return	0.49%	$1,000	$1,022.74	$2.50

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184days of the period, and divided by 365 days of the fiscal year.

10 Schwab Tax-Free Bond Funds

Schwab Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/10–	9/1/09–	9/1/08–	9/1/07–	9/1/06–
	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07

Per-Share Data ($)

Net asset value at beginning of period	11.72	11.12	10.80	10.75	11.10

Income (loss) from investment operations:
Net investment income (loss)	0.31	0.31	0.39	0.45	0.44
Net realized and unrealized gains (losses)	0.06	0.72	0.32	0.05	(0.35)

Total from investment operations	0.37	1.03	0.71	0.50	0.09
Less distributions:
Distributions from net investment income	(0.31)	(0.31)	(0.39)	(0.45)	(0.44)
Distributions from net realized gains	(0.16)	(0.12)	—	—	—

Total distributions	(0.47)	(0.43)	(0.39)	(0.45)	(0.44)

Net asset value at end of period	11.62	11.72	11.12	10.80	10.75

Total return (%)	3.34	9.43	6.80	4.79	0.82

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	0.49	0.49	0.48	0.59
Gross operating expenses	0.61	0.63	0.66	0.69	0.70
Net investment income (loss)	2.74	2.71	3.60	4.21	4.03
Portfolio turnover rate	128	122	211	199	29
Net assets, end of period ($ x 1,000,000)	484	446	251	108	93

See financial notes 11

 Schwab Tax-Free Bond Fund

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

92.2%		Fixed-Rate Obligations	426,014,068	445,730,497
10.9%		Variable-Rate Obligations	52,865,624	52,905,835

103.1%		Total Investments	478,879,692	498,636,332
(3	.1)%	Other Assets and Liabilities, Net		(15,103,074)

100.0%		Net Assets		483,533,258

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 92.2% of net assets

ALABAMA 0.8%
Birmingham
GO Refunding Warrants Series 2010A	5.00%	02/01/18		1,260,000	1,457,379
Camden IDB
Facilities RB (Weyerhaeuser) Series 2003A	6.13%	12/01/24	(b)(h)	1,725,000	1,938,417
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15	(a)	250,000	290,575

					3,686,371

ARIZONA 2.8%
Glendale IDA
RB (Midwestern Univ) Series 2010	4.00%	05/15/12		500,000	508,875
RB (Midwestern Univ) Series 2010	5.00%	05/15/15		415,000	457,679
Maricopa Cnty IDA
Health Facility RB (Catholic Healthcare West) Series 2009B	5.00%	07/01/25	(b)(f)	3,000,000	3,111,630
Payson USD No.10
School Improvement Bonds Series 2008B	5.75%	07/01/28	(f)	1,375,000	1,504,415
Phoenix Civic Improvement Corp
Sr Lien Airport Refunding RB Series 2008C	5.00%	07/01/13		75,000	80,806
Pima Cnty Metropolitan Domestic Water Improvement District
Sr Lien Water Refunding RB Series 2009	3.50%	01/01/18		85,000	93,008
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/14		615,000	657,103
Hospital RB Series 2009	5.00%	07/01/15		170,000	183,003
Hospital RB Series 2009	5.50%	07/01/16		350,000	384,360
Hospital RB Series 2009	6.00%	07/01/18		500,000	559,455
Hospital RB Series 2009	5.75%	07/01/19		350,000	382,403
Hospital RB Series 2011	5.00%	07/01/19		2,050,000	2,138,785
Hospital RB Series 2011	5.00%	07/01/20		3,150,000	3,244,909

					13,306,431

ARKANSAS 0.1%
Pulaski Cnty
Hospital Refunding RB (Arkansas Children’s Hospital) Series 2010	3.00%	03/01/12		565,000	570,413

CALIFORNIA 15.4%
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955,000	1,092,004
California
GO Bonds	5.00%	06/01/32	(b)	1,380,000	1,394,973

12 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Bonds	5.00%	11/01/32	(b)	1,240,000	1,265,581
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(f)	750,000	881,558
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21		750,000	829,328
California Health Facilities Financing Auth
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	4.00%	02/01/16	(a)(f)	2,475,000	2,637,335
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.50%	02/01/21	(a)	375,000	420,896
RB (Children’s Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(f)	1,850,000	1,960,093
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27	(b)	2,055,000	2,240,731
RB (Sanford Consortium) Series 2010A	5.00%	05/15/28	(b)(f)	2,110,000	2,284,455
California Public Works Board
Lease RB Series 2009I1	6.63%	11/01/34		2,000,000	2,195,600
California Statewide Communities Development Auth
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13	(f)	4,000,000	4,293,240
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	(f)	2,130,000	2,219,673
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	2,887,200
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(f)(h)	2,010,000	2,173,292
Irvine Ranch Water District
Refunding COP Series 2010	5.00%	03/01/24	(b)	375,000	428,408
Jefferson UHSD
GO Bonds Series 2006D	0.00%	08/01/37	(g)	11,795,000	1,585,366
GO Bonds Series 2006D	0.00%	08/01/39	(g)	6,500,000	738,010
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/16		1,935,000	2,123,256
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19		4,245,000	4,696,541
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2009A	5.00%	04/01/17		1,525,000	1,686,924
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/16		1,050,000	1,104,254
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/17		1,100,000	1,146,376
Lease RB (Capital Equipment) Series 2009C	5.00%	09/01/18		1,000,000	1,092,900
Lease RB (Capital Equipment) Series 2009C	4.50%	09/01/19		1,050,000	1,117,326
Lease RB (Real Property) Series 2009E	5.13%	09/01/27		1,590,000	1,610,257
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	2,000,000	2,144,320
Palomar Pomerado Health
COP 2010	5.25%	11/01/21		810,000	811,693
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/22	(b)	860,000	984,270
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32		3,630,000	3,810,484
Roseville
Special Tax Refunding RB Series 2010	4.00%	09/01/16		1,000,000	1,034,730
San Bernardino Cnty Transportation Auth
Limited Sales Tax Revenue Notes Series 2009A	4.00%	05/01/12		2,500,000	2,559,925
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18		2,265,000	2,355,260
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31	(g)	2,000,000	624,480
GO Bonds Series 2010C	0.00%	07/01/32	(g)	1,500,000	433,680
GO Bonds Series 2010C	0.00%	07/01/33	(g)	1,000,000	268,390
GO Bonds Series 2010C	0.00%	07/01/34	(g)	1,750,000	435,400
GO Bonds Series 2010C	0.00%	07/01/35	(g)	1,300,000	300,118
San Francisco Public Utilities Commission
Water RB Series 2009B	5.00%	11/01/29	(b)	2,210,000	2,363,926
Santa Cruz High School District
GO Refunding Bonds Series 2005	5.00%	08/01/29		5,180,000	5,205,278
Turlock Irrigation District
Sub Refunding RB Series 2011	5.00%	01/01/31	(b)	2,155,000	2,221,245

See financial notes 13

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,287,313
Woodland Finance Auth
Water RB Series 2011	6.00%	03/01/41		1,500,000	1,580,910

					74,526,999

COLORADO 0.3%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%	10/01/14	(f)	550,000	617,579
RB (Catholic Health Initiatives) Series 2008D1	6.00%	10/01/23		250,000	287,485
Denver
Refunding Wastewater COP (Roslyn Properties) Series 2010B	2.00%	12/01/11		700,000	702,492

					1,607,556

CONNECTICUT 2.3%
New Haven
GO Bonds Series 2011A	5.00%	03/01/15		1,260,000	1,423,447
GO Refunding Bonds Series 2010B	4.00%	11/01/12		2,000,000	2,079,640
GO Refunding Bonds Series 2010B	4.00%	11/01/13		1,000,000	1,073,730
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16		755,000	819,892
GO Refunding Bonds 2011	4.00%	08/01/17		1,505,000	1,712,208
GO Refunding Bonds 2011	4.00%	08/01/18		1,575,000	1,794,555
GO Refunding Bonds 2011	4.00%	08/01/19		500,000	568,840
GO Refunding Bonds 2011	4.00%	08/01/20	(b)	200,000	222,686
GO Refunding Bonds 2011	3.00%	08/01/21		630,000	642,008
GO Refunding Bonds 2011	3.13%	08/01/22		625,000	633,088

					10,970,094

DISTRICT OF COLUMBIA 0.9%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(b)(f)	1,750,000	1,978,095
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30	(b)	1,460,000	1,583,472
District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A	4.00%	10/01/17		50,000	56,821
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(f)	825,000	971,322

					4,589,710

FLORIDA 7.3%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008D1	6.25%	12/01/18		500,000	583,715
Coral Gables Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2004	5.00%	08/15/34	(b)(f)(h)	1,300,000	1,475,526
Escambia Cnty
Solid Waste Disposal RB (Gulf Power) First Series 2009	2.00%	04/01/39		500,000	503,750
Florida Ports Financing Commission
Refunding RB (State Transportation Trust Fund-Intermodal Program) Series 2011A	5.00%	10/01/28	(b)	1,500,000	1,611,690
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health/Sunbelt) Series 2008A	6.10%	11/15/37	(f)	1,000,000	1,108,290
Hillsborough Cnty School Board
Refunding COP (Master Lease Program) Series 2010A	3.00%	07/01/12		635,000	647,433
Refunding COP (Master Lease Program) Series 2010A	5.00%	07/01/24	(b)	4,000,000	4,350,400
Jacksonville Electric Auth
Electric System RB Series Three 2010A	3.00%	10/01/13		295,000	307,673
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		200,000	234,302
Miami-Dade Cnty
Aviation RB (Miami Int’l Airport) Series 2010A	5.00%	10/01/20		500,000	557,430
Aviation RB (Miami Int’l Airport) Series 2010A	5.50%	10/01/26	(b)	4,750,000	5,148,192

14 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(f)	1,100,000	1,254,330
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/13		800,000	833,848
RB (Nemours Foundation) Series 2009A	4.00%	01/01/14		300,000	320,652
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440,000	479,217
RB (Nemours Foundation) Series 2009A	4.00%	01/01/16		625,000	685,431
RB (Nemours Foundation) Series 2009A	4.00%	01/01/17		560,000	615,054
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		300,000	343,581
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545,000	623,834
Orlando Utilities Commission
Water & Electric RB Series 1996A	3.75%	10/01/23		1,900,000	2,005,545
Palm Beach Cnty Solid Waste Auth
Improvement RB Series 2009	5.25%	10/01/18	(a)	2,250,000	2,716,628
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		75,000	87,289
Port St. Lucie
Refunding COP Series 2008	5.00%	09/01/13		1,845,000	1,947,065
Tampa
Sales Tax Refunding RB Series 2010	5.00%	10/01/15		605,000	696,034
Sales Tax Refunding RB Series 2010	4.00%	10/01/20		535,000	597,911
Sales Tax Refunding RB Series 2010	5.00%	10/01/21	(b)	490,000	574,946
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18		1,250,000	1,495,138
Tohopekaliga Water Auth
Utility System Refunding RB Series 2011A	5.75%	10/01/30	(b)	2,000,000	2,289,480
Utility System Refunding RB Series 2011A	5.75%	10/01/31	(b)	950,000	1,079,058

					35,173,442

GEORGIA 1.2%
Dawson Cnty SD
GO School Bonds Series 2010	2.00%	02/01/12		400,000	402,752
GO School Bonds Series 2010	3.00%	02/01/13		600,000	621,372
DeKalb Private Hospital Auth
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.00%	11/15/16		105,000	121,467
Hospital RB (Children’s Healthcare of Atlanta) Series 2009	5.25%	11/15/39		300,000	305,775
Fulton Cnty Development Auth
RB (Georgia State Univ-Student Recreation Center) Series 2011	5.00%	10/01/15		825,000	921,253
RB (Georgia State Univ-Student Recreation Center) Series 2011	5.00%	10/01/17		500,000	561,890
RB (Tuff Morehouse) Series 2002A	5.50%	02/01/22	(b)(f)	2,130,000	2,152,961
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	4.00%	08/01/19		250,000	267,105
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/21	(b)	195,000	216,029
Revenue Anticipation Certificates (Medical Center of Central Georgia) Series 2009	5.00%	08/01/22	(b)	55,000	59,898

					5,630,502

HAWAII 1.3%
Hawaii
GO Bonds Series 2004DD	5.00%	05/01/19	(b)	2,275,000	2,505,685
Hawaii State Dept of Budget & Finance
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%	07/01/16		35,000	36,958
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%	07/01/18		200,000	208,428
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%	07/01/19		195,000	201,876
Special Purpose RB (Hawaii Pacific Health) Series 2010B	5.00%	07/01/20		125,000	127,493
Honolulu
GO Bonds Series 2011A	5.25%	08/01/30	(b)	2,000,000	2,278,140
GO Bonds Series 2011A	5.25%	08/01/31	(b)	1,000,000	1,131,050

					6,489,630

See financial notes 15

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

IDAHO 1.7%
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19		1,965,000	2,163,740
GO Refunding Bonds Series 2011B	4.00%	08/15/20		2,295,000	2,598,766
GO Refunding Bonds Series 2011B	4.00%	08/15/21		1,885,000	2,121,907
GO Refunding Bonds Series 2011B	4.00%	08/15/22		1,000,000	1,116,410

					8,000,823

ILLINOIS 2.3%
Arlington Heights
GO Refunding Park Bonds Series 2010B	2.00%	12/01/12		705,000	717,662
GO Refunding Park Bonds Series 2010B	2.00%	12/01/15		200,000	206,672
Chicago
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/17		1,000,000	1,119,530
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/18		1,200,000	1,344,504
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/19		750,000	838,995
Chicago Park District
GO Limited Tax Park Bonds Series 2010A	5.00%	01/01/25	(b)	1,475,000	1,623,931
Illinois
GO Refunding Bonds Series February 2010	5.00%	01/01/18		2,375,000	2,658,100
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/14		200,000	221,548
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/20		400,000	467,012
Illinois Finance Auth
Refunding RB (Alexian Brothers Health) Series 2010	4.00%	02/15/12		350,000	355,348
Refunding RB (Alexian Brothers Health) Series 2010	4.00%	02/15/13		1,500,000	1,543,920
Railsplitter Tobacco Settlement Auth
Tobacco Settlement RB Series 2010	4.00%	06/01/13		50,000	52,256

					11,149,478

INDIANA 1.6%
Indiana Finance Auth
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/15		1,370,000	1,412,360
Hospital RB (King’s Daughters Hospital & Health Services) Series 2010	4.50%	08/15/16		1,430,000	1,467,552
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19		945,000	1,140,596
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1	1.50%	11/15/36		2,500,000	2,529,200
St. Joseph Cnty
Educational Facilities RB (Univ of Notre Dame Du Lac) Series 2008	3.88%	03/01/40		1,000,000	1,014,890

					7,564,598

IOWA 1.0%
Iowa
Special Obligation Bonds (Prison Infrastructure Fund) Series 2010	5.00%	06/15/25	(b)	950,000	1,079,105
Iowa Finance Auth
Health Facilities RB (Iowa Health) Series 2005A	5.00%	02/15/12		975,000	990,610
Iowa Higher Education Loan Auth
Private College Facility RB (Grinnell College) Series 2010	4.00%	12/01/12		1,000,000	1,044,980
Private College Facility RB (Grinnell College) Series 2010	4.00%	12/01/13		1,500,000	1,607,880

					4,722,575

KANSAS 0.6%
Kansas Development Finance Auth
Health Facilities RB (Hays Medical Center) Series 2010Q	3.00%	05/15/13		100,000	102,902
Hospital RB (Adventist Health/Sunbelt) Series 2009D	3.00%	11/15/11		875,000	879,007
Hospital RB (Adventist Health/Sunbelt) Series 2009D	3.50%	11/15/12		180,000	185,861
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/14		50,000	55,748
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15		185,000	210,478
Wichita
Hospital Facilities Refunding RB (Via Christi Health) Series 2009-IIIA	4.50%	11/15/12		340,000	353,767

16 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Hospital Facilities Refunding RB (Via Christi Health) Series 2009X	5.25%	11/15/24	(b)	890,000	943,382

					2,731,145

KENTUCKY 0.5%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18		1,000,000	1,142,650
Kentucky State Property & Buildings Commission
Refunding RB (Project No. 100) Series A	5.00%	08/01/20		1,210,000	1,413,256

					2,555,906

LOUISIANA 0.6%
Louisiana Public Facilities Auth
Refunding RB (Christus Health) Series 2009A	5.00%	07/01/12		2,900,000	2,987,377

MARYLAND 0.2%
Maryland Community Development Administration
Housing RB Series 1996A	5.88%	07/01/16		90,000	90,060
Prince George’s Cnty
COP Series 2011	5.00%	10/01/30		800,000	866,024

					956,084

MASSACHUSETTS 4.1%
Chatham
GO Refunding Bonds	4.00%	07/01/13		285,000	303,850
GO Refunding Bonds	4.00%	07/01/14		60,000	65,765
GO Refunding Bonds	5.00%	07/01/16		250,000	296,545
GO Refunding Bonds	5.00%	07/01/17		245,000	295,034
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/31	(b)(f)(h)	6,700,000	7,614,148
Assessment Bonds Series 2005A	5.00%	07/01/14	(h)	535,000	604,250
Assessment Bonds Series 2005A	5.00%	07/01/14		315,000	354,255
Massachusetts Development Finance Agency
RB (Boston College) Series Q1	4.00%	07/01/16		390,000	438,060
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/12		70,000	71,154
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		325,000	337,113
RB (Tufts Medical Center) Series 2011I	4.00%	01/01/13		700,000	721,091
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/14		915,000	973,020
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17		1,000,000	1,078,220
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18		885,000	947,711
Massachusetts Health & Educational Facilities Auth
RB (Northeastern Univ) Series 2008T3	2.70%	10/01/37		2,000,000	2,088,720
Massachusetts State College Building Auth
RB Series 2009B	5.00%	05/01/25	(b)	1,320,000	1,473,965
RB Series 2009B	5.00%	05/01/26	(b)	1,030,000	1,138,768
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20	(h)	725,000	848,337

					19,650,006

MICHIGAN 3.5%
Delta Cnty Economic Development Corp
Environmental Improvement Refunding RB (MeadWestvaco-Escanaba Paper) Series 2002	6.25%	04/15/27	(h)	1,000,000	1,036,630
Grand Rapids Sanitary Sewer System
Refunding RB Series 2010	5.00%	01/01/25		1,000,000	1,148,190
Refunding RB Series 2010	5.00%	01/01/26		1,345,000	1,537,940
Refunding RB Series 2010	5.00%	01/01/27		1,950,000	2,236,923
Michigan
Refunding Bonds (State Trunk Line Fund) Series 2009	5.00%	11/01/22	(b)	2,700,000	3,042,090
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	4.00%	12/01/13		1,000,000	1,070,080
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15		1,000,000	1,148,430

See financial notes 17

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Michigan State Hospital Finance Auth
Refunding & Project RB (Ascension Health) Series 2010F4	1.35%	11/15/47		2,925,000	2,936,349
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15		1,500,000	1,738,020
Wayne Cnty Community College
Improvement Bonds Series 1999	5.50%	07/01/19		1,000,000	1,011,440

					16,906,092

MINNESOTA 0.3%
Minneapolis & St. Paul HRA
Health Care Facilities RB (Children’s Health Care) Series 2010A	3.00%	08/15/12		275,000	280,324
Health Care Facilities RB (Children’s Hospitals & Clinics) Series 2004A1	3.00%	08/15/12		500,000	511,060
St. Paul Housing & Redevelopment Auth
Health Care RB (Gillette Children’s Specialty Healthcare) Series 2010	3.00%	02/01/12		250,000	252,328
Health Care RB (Gillette Children’s Specialty Healthcare) Series 2010	3.00%	02/01/13		240,000	243,168

					1,286,880

MISSOURI 1.7%
Boone Cnty
Hospital RB (Boone Hospital Center) Series 2008	5.00%	08/01/13	(f)	1,550,000	1,640,241
Hanley Road & North of Folk Ave Transportation Development District
Transportation Sales Tax RB Series 2005	5.00%	10/01/25	(b)(h)	1,260,000	1,322,206
Missouri Environmental Improvement & Energy Resources Auth
Water Pollution Control & Drinking Water Refunding RB Series 2010A	5.00%	01/01/21	(b)	950,000	1,156,027
Missouri Health & Educational Facilities Auth
Health Facilities RB (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011	3.00%	12/01/12	(e)	1,150,000	1,176,024
Health Facilities RB (St. Luke’s Episcopal-Presbyterian Hospitals) Series 2011	5.00%	12/01/15	(e)	1,000,000	1,121,670
St. Charles SD
GO Refunding Bonds (Missouri Direct Deposit Program) Series 2011	4.00%	03/01/17		1,500,000	1,700,160

					8,116,328

NEBRASKA 0.1%
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19		500,000	591,190

NEVADA 1.4%
Clark Cnty
Airport System Jr Sub Lien Revenue Notes Series 2010E2	5.00%	07/01/12		2,000,000	2,073,320
Airport System RB Sr Series 2010D	5.00%	07/01/17		1,000,000	1,150,360
Airport System RB Sr Series 2010D	5.00%	07/01/18		1,750,000	2,017,942
Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15		1,115,000	1,239,992
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2004	5.50%	12/01/18	(b)	390,000	444,132

					6,925,746

NEW HAMPSHIRE 0.5%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		305,000	368,327
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38		600,000	636,732
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38	(b)	1,525,000	1,643,920

					2,648,979

NEW JERSEY 7.2%
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15	(f)	430,000	465,600
General Improvement Refunding Bonds	3.00%	12/01/16		320,000	351,021
General Improvement Refunding Bonds	3.00%	12/01/17		285,000	312,314
General Improvement Refunding Bonds	4.00%	12/01/18		400,000	462,972

18 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
General Improvement Refunding Bonds	3.50%	12/01/19		410,000	456,806
Kearny
GO Refunding Bonds Series 2011	2.00%	01/15/13		2,355,000	2,378,055
GO Refunding Bonds Series 2011	3.00%	01/15/14		2,110,000	2,178,068
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/14		215,000	235,395
Refunding RB Series 2011	4.00%	09/01/15		1,000,000	1,119,440
Refunding RB Series 2011	4.00%	09/01/16		200,000	225,576
Refunding RB Series 2011	4.00%	09/01/17		1,620,000	1,837,129
Middlesex Cnty Improvement Auth
Capital Equipment RB Series 2010	3.00%	09/15/14		2,935,000	3,139,452
Lease RB Series 2008	4.00%	12/15/15		415,000	469,390
Lease Refunding RB (Youth Detention Center) Series 2010	2.00%	07/01/14		430,000	445,579
Lease Refunding RB (Youth Detention Center) Series 2010	3.00%	07/01/16		225,000	243,907
Monmouth Cnty Improvement Auth
Governmental Loan RB (Atlantic Highlands) Series 2010	3.00%	02/01/13		245,000	254,217
Governmental Loan RB Series 2008	5.25%	12/01/18		85,000	105,135
New Jersey
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/28		500,000	528,030
COP (Equipment Lease Purchase) Series 2009A	5.25%	06/15/29		150,000	157,501
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19		135,000	145,438
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16		920,000	1,054,587
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19		2,500,000	2,864,175
New Jersey Educational Facilities Auth
Refunding RB (Princeton Theological Seminary) Series 2009B	5.00%	07/01/19		140,000	172,080
New Jersey Health Care Facilities Financing Auth
Refunding RB (Atlantic Health) Series 1997A	6.00%	07/01/12	(f)(h)	2,000,000	2,093,740
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15		10,000	11,600
Transportation System Bonds Series 2011A	5.13%	06/15/29		1,000,000	1,050,540
Transportation System Bonds Series 2011A	5.25%	06/15/30		3,000,000	3,171,300
Passaic Cnty
Refunding Bonds Series 2011	2.00%	05/01/12		1,210,000	1,218,712
Refunding Bonds Series 2011	5.00%	05/01/13		2,450,000	2,610,622
Refunding Bonds Series 2011	5.00%	05/01/17		4,180,000	4,813,186
Princeton Township
General Improvement Refunding Bonds	4.00%	09/01/12		75,000	77,761
General Improvement Refunding Bonds	4.00%	09/01/13		125,000	133,970

					34,783,298

NEW MEXICO 0.5%
Albuquerque
Sub Lien Airport Refunding RB Series 2008E	5.00%	07/01/12	(f)	1,150,000	1,190,227
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19		500,000	574,420
GO Refunding Bonds Series 2010	4.00%	02/01/20		105,000	120,032
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		500,000	567,150
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10,000	11,591

					2,463,420

NEW YORK 6.0%
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18		360,000	406,717
GO Refunding Bonds Series 2010B	4.00%	12/01/19		125,000	140,658
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15		320,000	371,370
Dedicated Tax Fund Refunding Bonds Series 2011A	4.00%	11/15/13		1,000,000	1,075,050
Transportation RB Series 2011A	5.00%	11/15/21		2,500,000	2,900,400
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145,000	175,404

See financial notes 19

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
New York City
GO Bonds Fiscal 2002 Series G	5.75%	08/01/16	(b)(h)	60,000	62,990
New York City Transitional Finance Auth
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16		3,000,000	3,423,360
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18		900,000	1,091,115
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20	(b)	800,000	961,624
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35		5,000,000	5,343,950
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		750,000	868,350
Mental Health Services Facilities RB Series 2010A	4.00%	02/15/12		200,000	203,282
Mental Health Services Facilities RB Series 2010A	4.00%	02/15/13		950,000	999,675
RB (Cornell Univ) Series 1990B	5.00%	07/01/18		380,000	456,889
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/15		1,000,000	1,107,430
RB (New York Univ Hospitals Center) Series 2011A	5.00%	07/01/19		1,370,000	1,528,303
RB (Orange Regional Medical Center) Series 2008	5.50%	12/01/11		370,000	371,539
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000,000	3,589,470
New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/16		605,000	666,202
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%	04/01/16		1,675,000	1,921,778
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/17		750,000	830,760
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17		570,000	687,141

					29,183,457

NORTH CAROLINA 1.1%
Durham Cnty
COP Series 2009A	4.00%	06/01/18		1,800,000	1,988,712
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/15		915,000	965,014
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/17		1,340,000	1,402,699
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	3.50%	01/01/18		170,000	170,954
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17		525,000	602,857

					5,130,236

OHIO 1.3%
Bowling Green State Univ
General Receipts Bonds Series 2010A	2.00%	06/01/12		125,000	126,358
General Receipts Bonds Series 2010A	3.00%	06/01/13		170,000	176,945
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/14		585,000	591,142
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15		630,000	628,765
Mahoning Cnty Career & Technical Center
COP Series 2008	6.25%	12/01/36	(h)	190,000	192,734
Ohio Water Development Auth
RB (Water Pollution Control Loan Fund) Series 2010	5.00%	12/01/23	(b)	2,235,000	2,583,660
RB (Water Pollution Control Loan Fund) Series 2010A	5.00%	12/01/24	(b)	1,400,000	1,599,626
Westerville
GO Limited Tax Bonds Series 2010	4.00%	12/01/18		365,000	421,925

					6,321,155

OKLAHOMA 0.2%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(f)	945,000	1,092,014

OREGON 1.0%
Chemeketa Community College District
GO Bonds Series 2008	5.50%	06/15/24	(b)	375,000	435,814
Forest Grove
Student Housing RB (Oak Tree Foundation) Series 2007	5.00%	03/01/14	(c)(d)	805,000	810,973
Oregon State Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21		2,000,000	2,253,080

20 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Portland
Interstate Corridor Urban Renewal & Redevelopment Bonds Series 2011B	5.00%	06/15/27	(b)	840,000	850,962
Interstate Corridor Urban Renewal & Redevelopment Bonds Series 2011B	5.00%	06/15/29	(b)	730,000	725,693

					5,076,522

PENNSYLVANIA 2.4%
Lehigh Cnty General Purpose Auth
Hospital RB (St Luke’s Hospital of Bethlehem) Series 2003	5.38%	08/15/33	(b)(h)	1,900,000	2,086,143
Pennsylvania
COP (Dept of Corrections) Series 2010A	3.00%	04/01/18		620,000	642,481
COP (Dept of Corrections) Series 2010A	3.05%	10/01/18		1,580,000	1,641,178
COP (Dept of Corrections) Series 2010A	3.30%	10/01/19		955,000	994,174
COP (Dept of Corrections) Series 2010A	3.50%	04/01/20		465,000	486,390
Pennsylvania Economic Development Financing Auth
Solid Waste Disposal RB (Waste Management) Series 2006	2.75%	09/01/13		2,000,000	2,060,660
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/18		2,000,000	2,392,340
Special Tax Refunding RB (Philadelphia Funding Program) Series 2010	5.00%	06/15/20		1,070,000	1,285,156

					11,588,522

PUERTO RICO 3.7%
Puerto Rico
Public Improvement Refunding Bonds Series 2006A	5.00%	07/01/16		850,000	926,117
Puerto Rico Electric Power Auth
Power RB Series DDD	5.00%	07/01/19		1,555,000	1,703,254
Power RB Series LL	5.50%	07/01/19		2,290,000	2,585,776
Power RB Series ZZ	5.25%	07/01/23		1,900,000	2,022,588
Puerto Rico Sales Tax Financing Corp
Sales Tax RB First Sub Series 2009A	5.75%	08/01/37		5,000,000	5,179,350
Sales Tax RB First Sub Series 2010A	5.50%	08/01/37	(b)	5,420,000	5,514,471

					17,931,556

SOUTH CAROLINA 0.6%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22		320,000	376,269
Refunding RB Series 2010B	5.00%	03/01/23		495,000	579,036
Medical Univ Hospital Auth
Hospital Facilities Refunding RB Series 2002A	6.50%	08/15/32	(b)(f)(h)	2,000,000	2,118,080

					3,073,385

SOUTH DAKOTA 1.1%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/12		220,000	223,872
RB Series 2011	3.00%	06/01/13		300,000	311,355
RB Series 2011	3.00%	06/01/15		620,000	660,883
RB Series 2011	3.00%	06/01/16		615,000	655,854
RB Series 2011	3.50%	06/01/19		240,000	257,654
RB Series 2011	4.00%	06/01/20	(b)	470,000	512,385
RB Series 2011	4.00%	06/01/21	(b)	905,000	970,269
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/16		385,000	437,837
RB (Sanford Health) Series 2009	5.00%	11/01/17		1,000,000	1,139,270

					5,169,379

TENNESSEE 0.7%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%	12/01/14		70,000	74,094
Electric System Sub Refunding RB Series 2010	5.00%	12/01/14		900,000	1,024,542
Refunding Bonds Series 2011	5.00%	05/01/20		2,000,000	2,417,960

					3,516,596

See financial notes 21

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

TEXAS 9.0%
Arlington ISD
Unlimited Tax GO Bonds Series 2011A	5.00%	02/15/36	(a)(b)	3,650,000	3,920,063
Beaumont ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/33	(a)(b)	2,315,000	2,535,550
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/36	(a)(b)	1,900,000	2,049,701
Brownsboro ISD
Unlimited Tax GO Refunding Bonds Series 2011	5.00%	08/15/30	(a)(b)	1,100,000	1,211,518
Canutillo ISD
Unlimited Tax GO Refunding Bonds Series 2011	5.00%	08/15/36	(a)(b)	2,800,000	2,956,940
Collin Cnty
Limited Tax Refunding & Permanent Improvement Bonds Series 2009A	4.00%	02/15/19		695,000	794,795
Conroe ISD
Unlimited Tax Bonds Series 2011	5.00%	02/15/30	(a)(b)	2,055,000	2,254,951
Unlimited Tax Refunding Bonds Series 2004B	1.50%	02/15/12	(a)	10,000	10,056
Del Valle ISD
Unlimited Tax Refunding Bonds Series 2010	4.00%	02/01/12	(a)	250,000	253,793
Unlimited Tax Refunding Bonds Series 2010	4.00%	02/01/13	(a)	250,000	262,648
El Paso
Water & Sewer Refunding RB Series 2008C	5.00%	03/01/19	(b)	500,000	579,930
Ferris ISD
Unlimited Tax Refunding Bonds Series 2011	2.00%	08/15/17	(e)	395,000	406,870
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/18	(e)	250,000	261,538
Unlimited Tax Refunding Bonds Series 2011	2.50%	08/15/19	(b)(e)	465,000	472,128
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		100,000	118,830
Fort Worth
Combination Tax & Parking Revenue GO Bonds Series 2009	4.45%	03/01/18	(c)	2,000,000	2,202,620
Galveston Cnty
Limited Tax Flood Control Bonds Series 2009C1	3.00%	02/01/15		60,000	64,801
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009B2	5.00%	12/01/41	(b)	1,000,000	1,065,610
Katy ISD
Refunding Bonds Series 2010A	4.00%	02/15/13	(a)	1,050,000	1,104,589
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		660,000	759,713
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%	09/15/18		150,000	164,189
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20		1,750,000	1,964,567
Midlothian ISD
Unlimited Tax GO Bonds Series 2011A	5.00%	02/15/40	(b)(e)	2,500,000	2,642,525
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21		500,000	584,795
Northwest ISD
Airport System RB Bonds Series 2008C2&C3	5.00%	02/15/32	(a)(b)(e)	1,000,000	1,067,740
Environmental Facilities RB (Indianapolis Power & Light) Series 2011B	5.00%	02/15/33	(a)(b)(e)	1,520,000	1,615,182
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/36	(a)(b)(e)	3,000,000	3,163,860
San Antonio
Electric & Gas Systems Refunding RB Series 2002	5.38%	02/01/14		200,000	223,308
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		1,130,000	1,344,847
Sunnyvale ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/19	(a)	295,000	358,180
Unlimited Tax GO Bonds Series 2011	3.00%	02/15/20	(a)	365,000	388,542
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/22	(a)(b)	220,000	256,729
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/24	(a)(b)	595,000	670,809
Texas Public Finance Auth
Unemployment Compensation Obligation Assessment RB Series 2010A	2.60%	07/01/20		3,570,000	3,628,584
Tomball ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/21	(a)	250,000	305,328
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%	03/01/18		1,625,000	1,958,547

					43,624,376

22 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

UTAH 0.5%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		950,000	1,094,913
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%	02/01/15		725,000	779,955
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16		300,000	324,564

					2,199,432

VIRGINIA 2.5%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB (Juvenile Courts) Series 2010A	4.00%	01/01/19		455,000	517,330
Hanover Cnty
Public Improvement Refunding RB Series 2011A	5.25%	01/15/31	(b)	750,000	843,742
Henrico Cnty
GO Refunding Bonds Series 2009	4.00%	03/01/18		95,000	109,500
GO Refunding Bonds Series 2010	5.00%	07/15/17		500,000	606,535
Leesburg
GO Refunding Bonds Series 2009B	4.00%	02/01/12		200,000	203,082
GO Refunding Bonds Series 2009B	3.00%	02/01/13		60,000	62,249
Prince William Cnty IDA
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.00%	09/01/17		445,000	505,698
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/18		305,000	326,079
Life Sciences Lab RB (George Mason Univ) Series 2011AA	4.00%	09/01/20		325,000	339,222
Life Sciences Lab RB (George Mason Univ) Series 2011AA	5.50%	09/01/34	(b)	775,000	810,123
Richmond
GO Bonds Series 2009A	4.00%	07/15/16		85,000	96,802
GO Bonds Series 2009B	4.00%	07/15/14		2,395,000	2,628,273
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20		175,000	179,697
Winchester
GO Refunding Bonds Series 2011	3.00%	09/01/20	(e)	4,725,000	4,984,261

					12,212,593

WASHINGTON 0.5%
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000,000	1,220,450
Kent SD No. 415
Unlimited Tax GO Refunding Bonds Series 1993A	5.55%	12/01/11		130,000	131,647
Washington
GO Bonds Series 1990A	6.75%	02/01/15		825,000	886,850

					2,238,947

WISCONSIN 1.4%
Kaukauna Area SD
GO Refunding Bonds	2.00%	03/01/12		1,100,000	1,106,765
GO Refunding Bonds	3.00%	03/01/13		1,000,000	1,032,280
GO Refunding Bonds	3.00%	03/01/14		495,000	524,527
Wisconsin
General Fund Annual Appropriation Bonds Series 2009A	6.00%	05/01/26	(b)	700,000	814,520
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/25		475,000	513,261
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27		1,250,000	1,423,437
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		450,000	491,864
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%	08/15/24	(b)	805,000	874,600

					6,781,254

Total Fixed-Rate Obligations
(Cost $426,014,068)					445,730,497

See financial notes 23

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Variable-Rate Obligations 10.9% of net assets

CALIFORNIA 2.5%
California Infrastructure & Economic Development Bank
RB (PG&E) Series 2009D	0.06%	12/01/16	(a)	2,000,000	2,000,000
Golden West Schools Financing Auth
GO RB (Beverly Hills USD) Series 2005	2.41%	08/01/26	(a)(c)	4,990,000	4,990,000
Orange Cnty Sanitation District
Refunding COP Series 2000B	0.08%	08/01/30	(a)	1,100,000	1,100,000
Sacramento Cnty Sanitation District Financing Auth
Sub Lien Refunding RB Series 2008B	0.08%	12/01/37	(a)	3,000,000	3,000,000
Southern California Metropolitan Water District
Water RB Series 2000B3	0.09%	07/01/35	(a)	1,000,000	1,000,000

					12,090,000

CONNECTICUT 2.1%
Connecticut
GO Bonds Series 2011A	1.13%	05/15/18		5,275,000	5,298,210
GO Bonds Series 2011C	1.28%	05/15/19		5,000,000	5,011,950

					10,310,160

LOUISIANA 0.4%
East Baton Rouge Parish IDB
RB (ExxonMobil) Series 2010B	0.05%	12/01/40		2,000,000	2,000,000

MASSACHUSETTS 2.5%
Massachusetts
GO Refunding Bonds Series 2010A	0.59%	02/01/13	(b)	1,500,000	1,501,125
GO Refunding Bonds Series 2011A	0.87%	02/01/15		1,000,000	1,002,090
Massachusetts Health & Educational Facilities Auth
RB (Stonehill College) Series 2008K	0.14%	07/01/37	(a)	5,700,000	5,700,000
RB (Tufts Univ) Series 2008N1	0.13%	08/15/40	(a)	4,000,000	4,000,000

					12,203,215

MISSISSIPPI 0.8%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2007A	0.06%	12/01/30		4,000,000	4,000,000

NEW YORK 0.5%
New York City
GO Bonds Fiscal 1995 Series B7	0.14%	08/15/18	(a)	2,300,000	2,300,000

PENNSYLVANIA 1.3%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010F	1.26%	05/15/38		1,500,000	1,502,460
Geisinger Auth
RB (Geisinger Health) Series 2011B	0.09%	06/01/41	(a)	3,500,000	3,500,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network) Series 2008C	0.16%	07/01/29	(a)	1,000,000	1,000,000

					6,002,460

24 See financial notes

 Schwab Tax-Free Bond Fund

Portfolio Holdings continued

Issuer			Face Amount	Value
Type of Security, Series	Rate	Maturity	($)	($)

WYOMING 0.8%
Lincoln Cnty
Pollution Control RB (Exxon) Series 1984C	0.05%	11/01/14	4,000,000	4,000,000

Total Variable-Rate Obligations
(Cost $52,865,624)				52,905,835

End of Investments.

At 08/31/11, the tax basis cost of the fund’s investments was $478,874,448 and the unrealized appreciation and depreciation were $19,806,047 and ($44,163), respectively, with a net unrealized appreciation of $19,761,884.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,003,593 or 1.7% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $810,973 or 0.2% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	Zero Coupon Bond.
(h)	Refunded bond.

COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDRB —	Industrial development revenue bond
ISD —	Independent school district
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

See financial notes 25

 Schwab Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value (cost $478,879,692)		$498,636,332
Cash		1,019,873
Receivables:
Interest		4,043,151
Fund shares sold		1,017,234
Prepaid expenses	+	7,813

Total assets		504,724,403

Liabilities

Payables:
Investments bought		19,600,382
Investment adviser and administrator fees		7,344
Shareholder services fees		10,524
Fund shares redeemed		1,098,810
Distributions to shareholders		424,450
Accrued expenses	+	49,635

Total liabilities		21,191,145

Net Assets

Total assets		504,724,403
Total liabilities	−	21,191,145

Net assets		$483,533,258

Net Assets by Source
Capital received from investors		462,013,444
Net investment income not yet distributed		47,752
Net realized capital gains		1,715,422
Net unrealized capital gains		19,756,640

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$483,533,258		41,609,449		$11.62

26 See financial notes

 Schwab Tax-Free Bond Fund

Statement of
Operations
For September 1, 2010 through August 31, 2011

Investment Income

Interest		$13,859,931

Expenses

Investment adviser and administrator fees		1,288,018
Shareholder service fees		1,045,967
Portfolio accounting fees		82,425
Professional fees		44,698
Registration fees		44,087
Shareholder reports		37,129
Transfer agent fees		23,209
Custodian fees		14,144
Trustees’ fees		10,766
Interest expense		452
Other expenses	+	11,433

Total expenses		2,602,328
Expense reduction by CSIM and/or Schwab	−	498,114
Custody credits	−	465

Net expenses	−	2,103,749

Net investment income		11,756,182

Realized and Unrealized Gains (Losses)

Net realized gains on investments		3,424,669
Net unrealized losses on investments	+	(2,035,741)

Net realized and unrealized gains		1,388,928

Increase in net assets resulting from operations		$13,145,110

See financial notes 27

 Schwab Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/10-8/31/11			9/1/09-8/31/10
Net investment income		$11,756,182	$9,265,548
Net realized gains		3,424,669	6,759,171
Net unrealized gains (losses)	+	(2,035,741)	15,956,768

Increase in net assets from operations		13,145,110	31,981,487

Distributions to shareholders

Distributions from net investment income		(11,758,877)	(9,298,762)
Distributions from net realized gains	+	(6,038,451)	(3,135,378)

Total distributions		($17,797,328)	($12,434,140)

Transactions in Fund Shares

		9/1/10-8/31/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		24,816,252	$281,888,872	25,578,202	$289,670,972
Shares reinvested		980,826	11,064,589	694,004	7,855,563
Shares redeemed	+	(22,242,258)	(250,832,157)	(10,790,237)	(121,964,678)

Net transactions in fund shares		3,554,820	$42,121,304	15,481,969	$175,561,857

Shares Outstanding and Net Assets

		9/1/10-8/31/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,054,629	$446,064,172	22,572,660	$250,954,968
Total increase	+	3,554,820	37,469,086	15,481,969	195,109,204

End of period		41,609,449	$483,533,258	38,054,629	$446,064,172

Net investment income not yet distributed			$47,752		$47,752

28 See financial notes

Schwab California Tax-Free Bond Fund™

Financial Statements

Financial Highlights

	9/1/10–	9/1/09–	9/1/08–	9/1/07–	9/1/06–
	8/31/11	8/31/10	8/31/09	8/31/08	8/31/07

Per-Share Data ($)

Net asset value at beginning of period	11.94	11.30	11.37	11.30	11.66

Income (loss) from investment operations:
Net investment income (loss)	0.36	0.35	0.42	0.47	0.48
Net realized and unrealized gains (losses)	(0.07)	0.64	(0.07)	0.07	(0.30)

Total from investment operations	0.29	0.99	0.35	0.54	0.18
Less distributions:
Distributions from net investment income	(0.36)	(0.35)	(0.42)	(0.47)	(0.48)
Distributions from net realized gains	(0.10)	—	—	—	(0.06)

Total distributions	(0.46)	(0.35)	(0.42)	(0.47)	(0.54)

Net asset value at end of period	11.77	11.94	11.30	11.37	11.30

Total return (%)	2.55	8.89	3.24	4.89	1.57

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.49	0.49	0.49	0.49	0.56
Gross operating expenses	0.59	0.59	0.60	0.61	0.61
Net investment income (loss)	3.12	2.99	3.82	4.16	4.15
Portfolio turnover rate	68	88	119	89	19
Net assets, end of period ($ x 1,000,000)	379	446	361	308	217

See financial notes 29

 Schwab California Tax-Free Bond Fund

Portfolio Holdings as of August 31, 2011

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the fund’s website at www.schwabfunds.com/prospectus.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

92.0%		Fixed-Rate Obligations	332,391,813	348,855,169
8.4%		Variable-Rate Obligations	31,979,000	31,932,545

100.4%		Total Investments	364,370,813	380,787,714
(0	.4)%	Other Assets and Liabilities, Net		(1,527,291)

100.0%		Net Assets		379,260,423

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 92.0% of net assets

CALIFORNIA 89.3%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20	(a)(g)	5,000,000	5,472,450
RB (Channing House) Series 2010	5.25%	05/15/20	(a)	2,000,000	2,175,780
RB (Sharp HealthCare) Series 2009B	6.00%	08/01/24	(g)	875,000	946,321
RB (Sharp HealthCare) Series 2011A	6.00%	08/01/30		1,000,000	1,055,700
Tax Allocation RB (California Redevelopment Agency Pool) Series 1997A6	5.25%	12/15/17	(a)	95,000	95,149
Alameda Corridor Transportation Auth
Sr Lien RB Series 1999A	5.13%	10/01/16	(g)	1,170,000	1,173,299
Alameda-Contra Costa Transit District
COP (FHR Computer System Financing) Series 2007	4.00%	08/01/12	(g)	415,000	426,309
Anaheim Public Financing Auth
Electric System Distribution Facilities RB Series 2011A	5.00%	10/01/25	(b)	2,000,000	2,187,620
Lease Refunding RB Series 2008	4.50%	08/01/17		1,165,000	1,298,194
Sr Lease RB Series 1997A	6.00%	09/01/24	(g)	5,000,000	6,013,100
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16		100,000	112,166
California
Economic Recovery Bonds Series 2004A	5.00%	07/01/12		1,310,000	1,360,343
Economic Recovery Bonds Series 2004A	5.25%	07/01/13	(i)	165,000	179,934
Economic Recovery Bonds Series 2004A	5.25%	07/01/13		275,000	298,889
GO Bonds	5.50%	04/01/19		1,000,000	1,216,480
GO Bonds	5.00%	11/01/19		3,000,000	3,528,210
GO Bonds	5.00%	02/01/21	(b)(i)	600,000	611,664
GO Bonds	5.00%	11/01/24	(b)	2,000,000	2,193,700
GO Bonds	5.00%	11/01/25		4,000,000	4,342,160
GO Bonds	5.25%	12/01/28	(b)(i)	525,000	595,298
GO Bonds	6.50%	04/01/33	(b)	1,775,000	2,043,522
GO Bonds Series 2000	5.63%	05/01/18	(b)	50,000	50,163
California Dept of Water Resources
Power Supply RB Series 2002A	5.50%	05/01/16	(b)(i)	4,110,000	4,293,922
Power Supply RB Series 2002A	5.38%	05/01/17	(b)(i)	500,000	521,965
Power Supply RB Series 2002A	5.75%	05/01/17	(b)(g)(i)	3,000,000	3,139,140
Power Supply RB Series 2005F5	5.00%	05/01/22	(b)	2,090,000	2,355,096
Power Supply RB Series 2008H	4.50%	05/01/17		1,550,000	1,801,084
Power Supply RB Series 2010M	4.00%	05/01/19		750,000	845,153
Water System RB (Central Valley) Series AE	5.00%	12/01/21	(b)	55,000	63,658
Water System RB (Central Valley) Series AI	5.00%	12/01/16	(f)	2,000,000	2,394,660
California Educational Facilities Auth
RB (Harvey Mudd College) Series 2011	5.25%	12/01/31	(b)	500,000	528,770
RB (Pomona College) Series 2011	4.00%	01/01/12		315,000	318,821
RB (Pomona College) Series 2011	4.00%	01/01/13		320,000	335,318
RB (Pomona College) Series 2011	4.00%	01/01/14		395,000	427,509

30 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB (Pomona College) Series 2011	4.00%	01/01/15		280,000	311,240
RB (Pomona College) Series 2011	4.00%	01/01/16		400,000	451,144
RB (Pomona College) Series 2011	4.00%	01/01/17		200,000	227,664
RB (Univ of San Francisco) Series 2011	5.00%	10/01/16		1,200,000	1,375,212
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	(g)	2,000,000	2,408,900
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17		1,230,000	1,361,868
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18		680,000	772,997
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/21		500,000	566,805
California Health Facilities Financing Auth
Insured RB (Community Program for Persons with Developmental Disabilities) Series 2011A	5.25%	02/01/20	(a)	1,000,000	1,111,790
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.25%	12/01/12	(a)(g)	100,000	102,558
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.38%	12/01/13	(a)(g)	170,000	177,337
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)	150,000	165,783
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.75%	12/01/16	(a)	340,000	379,083
Insured RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)	200,000	224,682
Insured RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)	175,000	199,561
RB (Adventist Health/West) Series 2009C	5.00%	03/01/14		750,000	809,235
RB (Catholic Healthcare West) Series 2009B	5.00%	07/01/28	(b)(g)	3,960,000	4,081,018
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/27	(b)	1,500,000	1,630,905
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(g)	3,285,000	3,769,767
RB (St. Joseph Health) Series 2009C	5.00%	07/01/34	(b)	3,000,000	3,292,950
RB (Sutter Health) Series 2008A	5.00%	08/15/12	(g)	1,705,000	1,778,963
California Infrastructure & Economic Development Bank
RB (California ISO) Series 2009A	5.25%	02/01/21	(b)	1,925,000	2,065,352
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17		315,000	351,061
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18		775,000	861,854
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20		245,000	291,521
RB (USC-Soto St Health Sciences Building) Series 2010	5.00%	12/01/19		470,000	566,270
RB (USC-Soto St Health Sciences Building) Series 2010	3.25%	12/01/21		850,000	884,434
RB (USC-Soto St Health Sciences Building) Series 2010	5.00%	12/01/23	(b)	720,000	829,735
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/25	(b)	250,000	272,130
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/26	(b)	400,000	431,908
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/27	(b)	300,000	321,543
Refunding RB (Pepperdine Univ) Series 2010	5.00%	11/01/29	(b)	500,000	529,470
California Municipal Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2008A	2.00%	02/01/19		1,000,000	1,001,150
California Public Works Board
Lease RB (California State Univ) Series 2009J	6.00%	11/01/29		400,000	438,256
Lease RB (Dept of Corrections) Series 1993E	5.50%	06/01/15		455,000	489,544
Lease RB (Univ of California) Series 2008A	5.00%	03/01/22	(b)	5,000,000	5,551,200
Lease RB Series 2009I1	6.63%	11/01/34		2,750,000	3,018,950
California Statewide Communities Development Auth
Collateralized RB (Sunnyside/Vermont) Series 2001A	7.00%	04/20/36	(a)(b)	3,820,000	4,015,469
Health Facility RB (Monterey Peninsula Community Hospital) Series 2011A	6.00%	06/01/33		1,000,000	1,035,680
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%	07/20/14	(a)	490,000	489,045
RB (Cottage Health) Series 2010	5.00%	11/01/16		225,000	251,336
RB (Cottage Health) Series 2010	5.00%	11/01/17		475,000	529,407
RB (Cottage Health) Series 2010	5.00%	11/01/18		600,000	665,298
RB (Enloe Medical Center) Series 2008A	5.25%	08/15/12	(a)	975,000	1,007,555
RB (Enloe Medical Center) Series 2008A	5.50%	08/15/13	(a)	250,000	266,480
RB (Kaiser Permanente) Series 2002C	3.85%	11/01/29	(b)	550,000	564,262
RB (Kaiser Permanente) Series 2009A	5.00%	04/01/14		3,900,000	4,303,104
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19		100,000	113,610
RB (Proposition 1A Receivables) Series 2009	5.00%	06/15/13		5,095,000	5,468,514
RB (St. Joseph Health) Series 2000	4.50%	07/01/18		4,960,000	5,168,816
RB (Sutter Health) Series 2011A	6.00%	08/15/42		1,000,000	1,081,090
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%	11/15/14		835,000	903,119
Carlsbad USD
GO Bonds Series 2011C	0.00%	08/01/12	(h)	375,000	372,911
Carmichael Water District
Water Revenue Refunding COP Series 2010	5.00%	11/01/25	(b)	610,000	665,126
Water Revenue Refunding COP Series 2010	5.00%	11/01/26	(b)	820,000	886,863
Carson Redevelopment Agency
Tax Allocation Sub Bonds (Merged & Amended Area) Series 2003D	6.00%	01/01/35	(b)(i)	500,000	565,200

See financial notes 31

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Citrus Heights Water District
Revenue Refunding COP Series 2010	3.00%	10/01/13		200,000	206,172
Revenue Refunding COP Series 2010	4.00%	10/01/17		235,000	251,043
Revenue Refunding COP Series 2010	4.00%	10/01/20		120,000	123,122
Cupertino Union School District
GO Refunding Bonds Series 2011A	5.00%	08/01/23	(b)	240,000	286,757
GO Refunding Bonds Series 2011A	5.00%	08/01/24	(b)	600,000	707,766
GO Refunding Bonds Series 2011A	5.00%	08/01/26	(b)	325,000	377,000
East Bay Regional Park District
GO Refunding Bonds Series 2008	5.00%	09/01/13		135,000	147,216
Elsinore Valley Municipal Water District
Refunding COP Series 1992A	6.00%	07/01/12		880,000	912,481
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	2,887,200
Forestville Union SD
GO Bonds Series 2011	6.25%	08/01/32	(b)	835,000	932,987
Fresno
Water System RB Series 2010A1	5.50%	06/01/21	(b)	2,000,000	2,364,780
Water System RB Series 2010A1	5.50%	06/01/22	(b)	2,000,000	2,326,860
Golden State Tobacco Securitization Corp
Tobacco Settlement Asset-Backed Bonds Series 2003A1	6.25%	06/01/33	(b)(i)	5,630,000	6,087,381
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,675,000	2,015,745
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.00%	08/01/25		500,000	521,505
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30		1,000,000	1,032,240
Imperial Irrigation District
Electric System Refunding RB Series 2011C	3.00%	11/01/12		350,000	360,084
Electric System Refunding RB Series 2011C	5.00%	11/01/14		200,000	225,764
Electric System Refunding RB Series 2011C	5.00%	11/01/15		365,000	422,626
Electric System Refunding RB Series 2011C	5.00%	11/01/16		300,000	351,222
Electric System Refunding RB Series 2011C	5.00%	11/01/17		675,000	796,379
Electric System Refunding RB Series 2011C	5.00%	11/01/18		425,000	501,500
Irvine Ranch Water District
Refunding COP Series 2010	5.00%	03/01/27	(b)	1,400,000	1,541,148
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/15		1,520,000	1,667,698
Refunding COP 2011 Series A	5.00%	11/01/17		1,460,000	1,596,276
Refunding COP 2011 Series A	5.00%	11/01/18		1,235,000	1,339,073
Los Angeles
Airport Sr RB Series 2010A	4.00%	05/15/20		500,000	550,450
GO Bonds Series 2011A	4.00%	09/01/18		2,600,000	2,921,230
GO Bonds Series 2011A	5.00%	09/01/23		2,215,000	2,543,285
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20		5,690,000	6,658,722
Los Angeles Community College District
GO Bonds Series 2008F1	5.00%	08/01/27		2,500,000	2,674,300
GO Bonds Series 2009A	6.00%	08/01/33	(b)	1,750,000	1,985,077
Los Angeles Community Redevelopment Agency
Lease RB (Vermont Manchester Social Services) Series 2005	5.00%	09/01/17		1,340,000	1,423,911
Los Angeles Dept of Airports
Airport Sub RB (Los Angeles Int’l Airport) Series 2010B	5.00%	05/15/21	(b)	430,000	489,005
Airport Sub RB (Los Angeles Int’l Airport) Series 2010B	5.00%	05/15/23	(b)	1,290,000	1,419,645
Los Angeles Dept of Water & Power
Power System RB Series 2009B	5.25%	07/01/23	(b)	2,250,000	2,586,892
Power System RB Series 2011A	4.00%	07/01/16		515,000	585,169
Power System RB Series 2011A	5.00%	07/01/18		3,350,000	4,046,934
Power System RB Series 2011A	5.00%	07/01/19		3,000,000	3,636,300
Water System RB Series 2011A	5.00%	07/01/19		250,000	301,623
Los Angeles Harbor Dept
Refunding RB Series 2011B	5.00%	08/01/24	(b)	1,000,000	1,142,580
Los Angeles Municipal Improvement Corp
Lease RB (Capital Equipment) Series 2007A	5.00%	08/01/14		175,000	190,041
Lease RB (Capital Equipment) Series 2009C	4.00%	09/01/16		1,600,000	1,682,672
Lease RB (Capital Equipment) Series 2010A	4.00%	11/01/16		1,795,000	1,890,584
Los Angeles USD
COP Series 2010B2	3.00%	12/01/11		750,000	754,238

32 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Los Gatos
COP (Library) 2010	5.00%	08/01/21	(b)	500,000	562,920
Lynwood Public Financing Auth
Lease Refunding RB Series 2003	5.00%	09/01/18	(b)	1,000,000	1,053,320
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16		1,065,000	1,218,445
Sub Lien RB Series 2008L	5.00%	07/01/17		855,000	986,584
Malibu
COP (City Hall) Series 2009A	4.00%	07/01/14		70,000	75,033
COP (City Hall) Series 2009A	4.00%	07/01/17		100,000	110,239
COP (City Hall) Series 2009A	4.00%	07/01/18		75,000	82,258
COP (City Hall) Series 2009A	5.00%	07/01/20	(b)	75,000	85,889
COP (City Hall) Series 2009A	5.00%	07/01/21	(b)	110,000	124,083
COP (City Hall) Series 2009A	5.00%	07/01/22	(b)	150,000	167,991
Menifee USD
GO Bonds Series A	5.50%	08/01/27	(b)	225,000	247,165
GO Bonds Series A	5.50%	08/01/29	(b)	180,000	196,252
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	3,000,000	3,216,480
Modesto Irrigation District
Electric System Refunding RB Series 2011A	5.00%	07/01/14		500,000	555,755
Electric System Refunding RB Series 2011A	5.00%	07/01/15		945,000	1,079,029
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19		420,000	457,405
RB Series 2011A	5.00%	08/01/20		400,000	431,564
RB Series 2011A	5.00%	08/01/21		650,000	693,381
RB Series 2011A	5.75%	08/01/40		750,000	772,785
Mt. Diablo Hospital District
Insured Hospital RB Series 1993A	5.00%	12/01/13	(i)	2,685,000	2,812,484
Newport Beach
RB (Hoag Memorial Hospital Presbyterian) Series 2009D	5.00%	12/01/38	(b)	2,500,000	2,647,900
Northern California Transmission Agency
RB (California-Oregon Transmission) Series 1990A	7.00%	05/01/13		690,000	722,078
Novato Redevelopment Agency
Tax Allocation Bonds (Hamilton Field Redevelopment) Series 2011	6.75%	09/01/40		1,000,000	1,025,520
Orange Cove Irrigation District
Water Refunding RB Series 2009	4.00%	02/01/17		1,465,000	1,565,440
Palomar Pomerado Health
COP 2009	5.50%	11/01/19		3,000,000	3,115,500
Pasadena
Refunding COP Series 2008C	5.00%	02/01/28	(b)	1,170,000	1,231,413
Pasadena Area Community College District
GO Bonds Series 2009D	5.00%	08/01/21	(b)	130,000	150,547
GO Bonds Series 2009D	5.00%	08/01/22	(b)	300,000	341,250
GO Bonds Series 2009D	5.00%	08/01/24	(b)	350,000	390,054
Pasadena Public Financing Auth
Lease RB (Rose Bowl Renovation) Series 2010A	5.00%	03/01/25	(b)	400,000	440,944
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23	(i)	950,000	1,259,434
Port of Oakland
RB Series 2002M	5.25%	11/01/16	(b)(i)	3,600,000	3,808,368
Redlands USD
GO Bonds Series 2008	5.00%	07/01/27	(a)(b)	90,000	95,265
Riverside Cnty
Teeter Obligation Notes Series 2010C	2.00%	10/12/11		2,000,000	2,003,480
Roseville
Special Tax Refunding RB Series 2010	3.00%	09/01/14		2,200,000	2,221,340
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31		1,000,000	1,029,880
GO Bonds Series A	5.50%	08/01/41		1,000,000	1,057,840
San Bernardino Cnty Transportation Auth
Limited Sales Tax Revenue Notes Series 2009A	4.00%	05/01/12		5,500,000	5,631,835
San Bernardino Community College District
GO Bonds Series A	6.25%	08/01/33	(b)	1,165,000	1,281,861
San Diego Community College District
GO Bonds Series 2011	5.00%	08/01/36	(b)	2,000,000	2,113,500

See financial notes 33

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	5.00%	09/01/19		1,010,000	1,130,422
Lease Refunding RB Series 2010A	4.25%	03/01/20		950,000	995,514
Lease Refunding RB Series 2010A	5.00%	09/01/20		795,000	886,910
San Diego Regional Building Auth
Lease RB Series 2009A	3.00%	02/01/13		25,000	25,773
Lease RB Series 2009A	4.00%	02/01/16		415,000	454,396
Lease RB Series 2009A	4.00%	02/01/17		890,000	970,696
San Francisco
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/15		550,000	615,434
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/17		1,000,000	1,129,760
COP (Multiple Capital Improvements) Series 2009A	5.00%	04/01/21	(b)	4,225,000	4,640,191
GO Bonds (San Francisco General Hospital ) Series 2010A	5.00%	06/15/12		4,000,000	4,141,240
San Francisco Airport Commission
Second Series RB Series 2009E	5.25%	05/01/24	(b)	900,000	979,056
Second Series RB Series 2009E	5.50%	05/01/25	(b)	1,850,000	2,037,682
Second Series Refunding RB Series 2010C	5.00%	05/01/19		2,000,000	2,323,560
Second Series Refunding RB Series 2011B	5.50%	05/01/21		750,000	893,618
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35		5,475,000	5,763,040
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19		2,535,000	2,892,080
Water RB Series 2011A	5.00%	11/01/20		2,360,000	2,870,114
San Francisco Redevelopment Financing Auth
Tax Allocation RB Series 2011B	6.13%	08/01/26		350,000	366,657
Tax Allocation RB Series 2011B	6.63%	08/01/41		1,650,000	1,704,615
San Jose
Airport RB Series 2011A2	5.00%	03/01/19		610,000	674,026
Airport RB Series 2011A2	5.00%	03/01/20		1,980,000	2,172,040
Airport RB Series 2011A2	5.00%	03/01/21		1,110,000	1,214,329
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%	08/01/27	(a)(h)	720,000	285,149
GO Bonds Series 2008A	0.00%	08/01/28	(a)(h)	500,000	184,075
GO Bonds Series 2008A	0.00%	08/01/30	(a)(h)	300,000	94,770
GO Bonds Series 2008A	0.00%	08/01/31	(a)(h)	950,000	276,954
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Youth Services Campus) Series 2008A	4.00%	07/15/17		625,000	682,906
Lease Refunding RB (Youth Services Campus) Series 2008A	5.00%	07/15/20	(b)	650,000	730,022
San Mateo UHSD
GO Bonds Series 2011A	0.00%	09/01/25	(h)	840,000	376,538
GO Bonds Series 2011A	0.00%	09/01/26	(h)	665,000	273,528
GO Bonds Series 2011A	0.00%	09/01/28	(h)	1,050,000	370,640
Santa Clara Cnty Financing Auth
Lease RB (VMC Refunding) Series 2008A	5.00%	11/15/22	(b)	1,600,000	1,763,104
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		230,000	257,158
RB (El Camino Hospital) Series 2007B	5.00%	02/01/16		50,000	55,799
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115,000	128,579
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300,000	335,424
Santa Cruz Cnty Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36	(b)	1,000,000	1,091,170
Santa Cruz High School District
GO Refunding Bonds Series 2005	5.00%	08/01/23		250,000	256,035
GO Refunding Bonds Series 2005	5.00%	08/01/29		5,680,000	5,707,718
Santa Monica Community College District
GO Bonds Series 2009C	5.25%	08/01/22	(b)	450,000	531,864
Santa Monica Redevelopment Agency
Earthquake Recovery Redevelopment Tax Allocation Bonds 2011	5.88%	07/01/36	(b)	1,125,000	1,227,004
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17		115,000	137,224
GO Bonds Series B	5.00%	08/01/18		200,000	241,510
GO Bonds Series B	5.00%	08/01/19		75,000	90,821
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		4,985,000	6,126,764
Southern California Public Power Auth
Refunding RB (Tieton Hydropower) Series 2010A	5.00%	07/01/28	(b)	1,555,000	1,659,994

34 See financial notes

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Tuolumne Wind Project Auth
RB Series 2009A	5.00%	01/01/22		800,000	877,936
Turlock Irrigation District
Sub Refunding RB Series 2011	5.00%	01/01/27	(b)	4,710,000	4,975,503
Tustin USD
GO Bonds (District No. 2008-1) Series B	6.00%	08/01/36	(b)	1,500,000	1,675,575
Univ of California
General RB Series 2009Q	5.25%	05/15/26	(b)	5,730,000	6,277,731
General RB Series 2011AB	5.00%	05/15/17	(f)	1,710,000	2,033,241
General RB Series 2011AB	5.00%	05/15/18	(f)	1,570,000	1,871,173
General RB Series 2011AB	5.00%	05/15/19	(f)	1,000,000	1,196,320
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,287,313
COP (San Antonio Community Hospital) Series 2011	6.50%	01/01/41		1,500,000	1,590,135
Washington Township Health Care District
GO Bonds Series 2009A	6.00%	08/01/12		1,000,000	1,046,580
RB Series 2009A	4.50%	07/01/12		275,000	281,575
RB Series 2009A	4.50%	07/01/13		250,000	261,748
RB Series 2009A	5.00%	07/01/14		300,000	323,859
RB Series 2009A	5.00%	07/01/15		300,000	328,986
RB Series 2009A	5.00%	07/01/16		75,000	82,530
RB Series 2009A	5.13%	07/01/17		200,000	221,068
RB Series 2009A	5.25%	07/01/18		250,000	274,893
RB Series 2009A	5.50%	07/01/19		300,000	331,215
RB Series 2009A	6.00%	07/01/29		1,000,000	1,054,720
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2002	5.60%	06/01/22	(i)	2,000,000	2,097,520
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		700,000	764,379
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,100,000	2,302,524
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,050,000	2,249,752
William S. Hart UHSD
GO BAN 2009	5.00%	12/01/11		1,500,000	1,515,540
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18		145,000	153,355
Water RB Series 2011	4.15%	03/01/19		180,000	191,920
Water RB Series 2011	4.45%	03/01/20		100,000	107,302
Water RB Series 2011	4.65%	03/01/21		115,000	124,151
Water RB Series 2011	6.00%	03/01/36		1,000,000	1,057,770

					338,707,683

PUERTO RICO 2.7%
Puerto Rico Electric Power Auth
Power RB Series NN	5.00%	07/01/32	(b)(i)	925,000	1,004,531
Power Refunding RB Series ZZ	5.25%	07/01/18		5,000,000	5,565,000
Puerto Rico Public Buildings Auth
Government Facilities RB Series S	5.50%	07/01/23	(b)	2,505,000	2,575,115
Government Facilities RB Series S	6.00%	07/01/41		1,000,000	1,002,840

					10,147,486

Total Fixed-Rate Obligations
(Cost $332,391,813)					348,855,169

Variable-Rate Obligations 8.4% of net assets

CALIFORNIA 8.4%
California
Economic Recovery Bonds Series 2004C5	0.09%	07/01/23	(a)	2,700,000	2,700,000
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	1.01%	10/01/15		4,405,000	4,433,545
California Health Facilities Financing Auth
RB (St. Joseph Health) Series 2011C	0.08%	07/01/41	(a)	3,000,000	3,000,000
California Infrastructure & Economic Development Bank
RB (J. Paul Getty Trust) Series 2003B	0.06%	04/01/33		1,550,000	1,550,000

See financial notes 35

 Schwab California Tax-Free Bond Fund

Portfolio Holdings continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
RB (PG&E) Series 2009D	0.06%	12/01/16	(a)	1,000,000	1,000,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (Exxon) Series 1989	0.03%	12/01/12		800,000	800,000
Pollution Control Refunding RB (PG&E) Series 1996E	0.08%	11/01/26	(a)	3,000,000	3,000,000
California Statewide Communities Development Auth
COP (Eskaton Properties) Series 1999	0.64%	05/15/29	(c)(d)(e)	1,500,000	1,425,000
RB (Rady Children’s Hospital - San Diego) Series 2008B	0.06%	08/15/47	(a)	2,000,000	2,000,000
Golden West Schools Financing Auth
GO RB (Beverly Hills USD) Series 2005	2.41%	08/01/26	(a)(j)	5,020,000	5,020,000
Irvine Assessment District
Limited Obligation Improvement Bonds (Assessment District No. 03-19) Series B	0.13%	09/02/29	(a)	1,304,000	1,304,000
Limited Obligation Improvement Bonds (Assessment District No. 93-14) Series 2000	0.10%	09/02/25	(a)	1,500,000	1,500,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B6	0.09%	07/01/34	(a)	2,000,000	2,000,000
Sacramento Cnty Sanitation District Financing Auth
Sub Lien Refunding RB Series 2008C	0.08%	12/01/38	(a)	1,950,000	1,950,000
Southern California Metropolitan Water District
Water RB Series 2000B3	0.09%	07/01/35	(a)	250,000	250,000

Total Variable-Rate Obligations
(Cost $31,979,000)					31,932,545

End of Investments.

At 08/31/11, the tax basis cost of the fund’s investments was $364,366,531 and the unrealized appreciation and depreciation were $16,572,188 and ($151,005), respectively, with a net unrealized appreciation of $16,421,183.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Illiquid security. At the period end, the value of these amounted to $1,425,000 or 0.4% of net assets.
(d)	Failed Auction Rate Bond - this security’s interest payments are adjusted periodically through an auction process. The process typically serves as a means for buying and selling the bond, and the effective maturity date listed in the portfolio holdings is the next auction date. Auctions that fail to attract enough buyers for all the bonds offered for sale are deemed to have “failed”. Although the auctions have failed, the issuer continues to pay a formula-based interest rate which resets at each scheduled auction.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(f)	Delayed-delivery security.
(g)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(h)	Zero Coupon Bond.
(i)	Refunded bond.
(j)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,020,000 or 1.3% of net assets.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

36 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Assets and Liabilities
As of August 31, 2011

Assets

Investments, at value (cost $364,370,813)		$380,787,714
Cash		1,436,595
Receivables:
Investments sold		3,734,415
Interest		4,195,176
Fund shares sold		397,266
Prepaid expenses	+	2,004

Total assets		390,553,170

Liabilities

Payables:
Investments bought		10,480,934
Investment adviser and administrator fees		5,984
Shareholder services fees		7,179
Fund shares redeemed		384,902
Distributions to shareholders		373,866
Accrued expenses	+	39,882

Total liabilities		11,292,747

Net Assets

Total assets		390,553,170
Total liabilities	−	11,292,747

Net assets		$379,260,423

Net Assets by Source
Capital received from investors		362,893,757
Distributions in excess of net investment income		(1,796)
Net realized capital losses		(48,439)
Net unrealized capital gains		16,416,901

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$379,260,423		32,218,942		$11.77

See financial notes 37

 Schwab California Tax-Free Bond Fund

Statement of
Operations
For September 1, 2010 through August 31, 2011

Investment Income

Interest		$14,059,593

Expenses

Investment adviser and administrator fees		1,168,987
Shareholder service fees		942,384
Portfolio accounting fees		69,950
Professional fees		48,774
Transfer agent fees		18,747
Shareholder reports		18,120
Custodian fees		11,187
Trustees’ fees		10,479
Registration fees		6,200
Interest expense		243
Other expenses	+	13,743

Total expenses		2,308,814
Expense reduction by CSIM and/or Schwab	−	399,226
Custody credits	−	356

Net expenses	−	1,909,232

Net investment income		12,150,361

Realized and Unrealized Gains (Losses)

Net realized gains on investments		222,046
Net unrealized losses on investments	+	(5,451,794)

Net realized and unrealized losses		(5,229,748)

Increase in net assets resulting from operations		$6,920,613

38 See financial notes

 Schwab California Tax-Free Bond Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

9/1/10-8/31/11			9/1/09-8/31/10
Net investment income		$12,150,361	$12,046,642
Net realized gains		222,046	6,337,842
Net unrealized gains (losses)	+	(5,451,794)	16,630,791

Increase in net assets from operations		6,920,613	35,015,275

Distributions to shareholders

Distributions from net investment income		(12,143,521)	(12,159,745)
Distributions from net realized gains	+	(3,352,820)	—

Total distributions		($15,496,341)	($12,159,745)

Transactions in Fund Shares

		9/1/10-8/31/11		9/1/09-8/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,652,242	$100,114,608	15,579,990	$179,499,424
Shares reinvested		833,983	9,574,313	637,024	7,373,589
Shares redeemed	+	(14,602,735)	(167,819,220)	(10,866,220)	(125,219,004)

Net transactions in fund shares		(5,116,510)	($58,130,299)	5,350,794	$61,654,009

Shares Outstanding and Net Assets

		9/1/10-8/31/11		9/1/09-8/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,335,452	$445,966,450	31,984,658	$361,456,911
Total increase (decrease)	+	(5,116,510)	(66,706,027)	5,350,794	84,509,539

End of period		32,218,942	$379,260,423	37,335,452	$445,966,450

Distributions in excess of net investment income			($1,796)		$—

See financial notes 39

 Schwab Tax-Free Bond Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Investments (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust, including the funds discussed in this report, which are highlighted:

Schwab Investments (organized October 26, 1990)	Schwab Total Bond Market Fund
Schwab Tax-Free Bond Fund	Schwab GNMA Fund
Schwab California Tax-Free Bond Fund	Schwab Treasury Inflation Protected Securities Fund
Schwab Short-Term Bond Market Fund	(formerly Schwab Inflation Protected Fund)
Schwab Premier Income Fund	Schwab 1000 Index Fund
Schwab Global Real Estate Fund

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the Board of Trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures

40

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

contracts. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of August 31, 2011:

Schwab Tax-Free Bond Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$445,730,497	$—	$445,730,497
Variable-Rate Obligations(a)	—	52,905,835	—	52,905,835

Total	$—	$498,636,332	$—	$498,636,332

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

Schwab California Tax-Free Bond Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Fixed-Rate Obligations(a)	$—	$348,855,169	$—	$348,855,169
Variable-Rate Obligations
California	—	30,507,545	1,425,000	31,932,545

Total	$—	$379,362,714	$1,425,000	$380,787,714

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

 41

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
	August 31,	Discounts	Gains	Gains	Gross	Gross	Transfers	Transfers	August 31,
Investments in Securities	2010	(Premiums)	(Losses)	(Losses)	Purchases	Sales	in	out	2011

Variable-Rate Obligations	$1,470,562	$—	$—	$4,438	$—	($50,000)	$—	$—	$1,425,000

Total	$1,470,562	$—	$—	$4,438	$—	($50,000)	$—	$—	$1,425,000

All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying statements of operations. Changes in net unrealized gains (losses) for Level 3 investments held by the funds at August 31, 2011 are as follows:

Schwab Tax-Free Bond Fund	$—
Schwab California Tax-Free Bond Fund	1,875

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no significant transfers between Level 1 and Level 2 for the year ended August 31, 2011.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

42

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds declare distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

 43

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

3. Risk Factors:

The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Market risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the fund will fluctuate, which means that the shareholder could lose money.

Investment style risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. The funds’ emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than securities in taxable bond funds.

Interest rate risk. Interest rates will rise and fall over time. During periods when interest rates are low, a fund’s yield and total return also may be low. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

Liquidity risk. A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

High yield risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the fund may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Leverage Risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the funds to greater risk. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Prepayment and extension risk. The funds’ investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds’ yield or share price.

Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.

Derivatives risk. The funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds.

Securities lending risk. Securities lending risk involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

44

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

For its advisory and administrative services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets described as follows:

	Schwab	Schwab
	Tax-Free	California Tax-Free
Average Daily Net Assets	Bond Fund	Bond Fund

First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%

The Board of Trustees has adopted a Shareholder Servicing Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Although these agreements specify certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the funds’ Board of Trustees to limit the total annual fund operating expenses to 0.49%, excluding interest, taxes and certain non-routine expenses.

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2011, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Tax-Free Bond Fund	$40,864,275
Schwab California Tax-Free Bond Fund	39,350,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agent services for each fund.

6. Board of Trustees:

The trust’s Board of Trustees oversees the general conduct of the trust and the funds. Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

 45

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company (“State Street”), an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended August 31, 2011, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Tax-Free Bond Fund	$585,364,150	$532,849,534
Schwab California Tax-Free Bond Fund	258,485,733	318,385,026

9. Federal Income Taxes:

As of August 31, 2011, the components of distributable earnings on a tax-basis were as follows:

	Schwab	Schwab
	Tax-Free	California Tax-Free
	Bond Fund	Bond Fund

Undistributed tax-exempt income	$472,202	$372,070
Undistributed ordinary income	—	—
Undistributed long-term capital gains	1,710,177	—
Unrealized appreciation	19,806,047	16,572,188
Unrealized depreciation	(44,163)	(151,005)

Net unrealized appreciation/(depreciation)	$19,761,884	$16,421,183

Net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of amortization of bond discounts and premiums.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2011, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2011, the funds had aggregate deferred realized net capital losses and capital losses utilized as follows:

	Schwab	Schwab
	Tax-Free	California Tax-Free
	Bond Fund	Bond Fund

Deferred capital losses	$—	$52,719
Capital losses utilized	—	—

46

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

9. Federal Income Taxes (continued):

The tax-basis components of distributions paid during the current and prior fiscal years were:

	Schwab	Schwab
	Tax-Free	California Tax-Free
	Bond Fund	Bond Fund

Current Period Distributions
Tax-exempt income	$11,758,877	$12,145,349
Ordinary income	4,697,720	1,242,939
Long-term capital gains	1,340,731	2,108,053
Return of capital	—	—

Prior Period Distributions
Tax-exempt income	$9,258,344	$12,159,745
Ordinary income	3,175,796	—
Long-term capital gains	—	—
Return of capital	—	—

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of August 31, 2011, the funds made the following reclassifications:

	Schwab	Schwab
	Tax-Free	California Tax-Free
	Bond Fund	Bond Fund

Capital shares	($1)	$—
Undistributed net investment income	2,695	(8,636)
Net realized capital gains and losses	(2,694)	8,636

As of August 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

 47

 Schwab Tax-Free Bond Funds

Financial Notes (continued)

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

48

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Tax-Free Bond Fund
Schwab California Tax-Free Bond Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund (two of the funds constituting Schwab Investments, hereafter referred to as the “Funds”) at August 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
October 14, 2011

 49

Other Federal Tax Information (unaudited)

Under Section 852 (b)(5) of the Internal Revenue Code (and Section 17145 of the California Revenue and Taxation Code with respect to the Schwab California Tax-Free Bond Fund), the funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended August 31, 2011.

Percentage

Schwab Tax-Free Bond Fund	100.0%
Schwab California Tax-Free Bond Fund	100.0%

Under Section 852 (b)(3)(C) of the Internal Revenue Code, certain funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended August 31, 2011:

Schwab Tax-Free Bond Fund	$1,340,731
Schwab California Tax-Free Bond Fund	2,108,053

50

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Schwab Investments (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”) (the “Agreement”) with respect to existing funds in the Trust, including Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund (the “Funds”), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 28, 2011, and June 15, 2011, and approved the renewal of the Agreement with respect to the Funds for an additional one year term at the meeting held on June 15, 2011. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered information provided by CSIM relating to each Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s mutual fund infrastructure, Schwab’s wide range of products, services, and channel alternatives such as free advice, investment and research tools, Internet access, and an array of account features that benefit the Funds and their shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Finally, the Trustees considered that the vast majority of the Funds’ shareholders are also brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer

 51

category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s and Schwab’s historical practice of voluntarily waiving management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered CSIM’s contractual commitment to keep each Fund’s expense cap for so long as CSIM serves as the adviser to such Fund. The Trustees also considered fees charged by CSIM to other mutual funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly. In this connection, the Trustees reviewed management’s profitability analyses, together with certain commentary thereon from an independent accounting firm. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM and Schwab have previously committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets were relatively small through their contractual expense waivers. For example, such diseconomies of scale may particularly affect newer funds or funds with investment strategies that are from time to time out of favor, but shareholders may benefit from the continued availability of such funds at subsidized expense levels. The Trustees also considered the existing contractual investment advisory fee schedules relating to the Funds that, in each case, include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all-important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

52

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Investments which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 87 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Investments since 2000.)	Chairman of JDN Corporate Advisory LLC.	70	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Schwab Investments since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	70	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Investments since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	70	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Aviat Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

David L. Mahoney 1954 Trustee (Trustee of Schwab Investments since 2011.)	Private Investor.	70	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Investments since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	70	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

Gerald B. Smith 1950 Trustee (Trustee of Schwab Investments since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	70	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

 53

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Schwab Investments since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	70	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Investments since 1991.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	70	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Investments since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	87	None

54

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President, Chief Executive Officer and Chief Investment Officer (Officer of Schwab Investments since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer and Chief Investment Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Investments since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc. (November 2004 – present); Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006- June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer -– Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Investments since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

David Lekich 1964 Secretary (Officer of Schwab Investments since 2011.)	Senior Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (Oct. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Oct. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Oct. 2011); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011-present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President (Officer of Schwab Investments since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Investments since 2006.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 55

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

asset-backed securities Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

average rate The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.

Barclays Capital 1-Year Municipal Bond Index An index that includes the 1-Year (1 − 2) component of the Barclays Capital General Municipal Bond Index.

Barclays Capital 7-Year Municipal Bond Index An index that includes the 7-Year (6 − 8) component of the Barclays Capital General Municipal Bond Index.

Barclays Capital General Municipal Bond Index An index that covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond fund A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

certificate of participation A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. See chart below.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

discount rate The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.

duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration

Credit Ratings

Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

56

generally take into account the bond’s yield, interest payments, maturity date and call features.

weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

general obligation bonds Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity-enhanced security A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.

market risk Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”’

maturity The date a bond is scheduled to be retired and its principal amount returned to the bond holders. The maturity of a bond will generally be determined using the bond’s final maturity date. However, for certain securities, maturity will be determined using the security’s effective maturity date. The effective maturity date for a security subject to a put, demand or call feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate reset date. For variable rate securities not subject to a put, demand or call feature and floating-rate securities, the effective maturity date is the next interest rate reset date.

effective maturity Takes into account maturity shortening features, such as the interest rate reset date or demand features, instead of the final maturity date.

final maturity The date on which the principal amount of the bond is scheduled to be paid.

weighted average maturity The weighted average of the maturities of the bonds in a fund’s portfolio, determined by weighting each bond’s time to maturity (i.e., when the principal amount of the bond is scheduled to be paid) by the amortized cost of the bond. The weighted average maturity calculation takes into account maturity shortening features, such as interest rate reset, put, demand and call features, if applicable. Generally, the longer the fund’s weighted average maturity, the greater its interest rate risk.

mortgage-backed securities Bond or other debt securities that represent ownership in a pool of mortgage loans.

muni, municipal bonds, municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

prepayment risk The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.

refunded bond A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue bonds Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

 57

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2011 Schwab Funds. All rights reserved.

58

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in a fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fund®
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC
Printed on recycled paper.
MFR13656-14

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:
(i) Has at least one audit committee financial expert serving on its audit committee; or
(ii) Does not have an audit committee financial expert serving on its audit committee.
          (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
          (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or
          (ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).
          (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.
3(a)(1) THE REGISTRANT’S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE MARIANN BYERWALTER, WILLIAM HASLER AND KIRAN PATEL WHO ARE “INDEPENDENT” FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of nine series. Seven series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, and one series has a fiscal year-end of October 31 and one series has a fiscal year-end of February 29. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eleven series, based on their respective 2011 and 2010 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
          Audit Fees
          2011: $293,789                       2010: $376,618
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
          Audit-Related Fees
          For services rendered to Registrant:
          2011: $27,705           2010: $27,705
          Nature of these services: tax provision review.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
          Tax Fees
          For services rendered to Registrant:

          2011: $29,344                     2010: $29,344
          Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
          All Other Fees
          For services rendered to Registrant:
          2011: $4,109                       2010: $4,545

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.
          In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
          2011: $61,158                     2010: $61,594

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Investments
Schwab Bond Funds

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer
Date:	10/13/2011

Schwab Tax-Free Bond Funds

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer
Date:	10/13/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Schwab Bond Funds

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer
Date:	10/13/2011

Schwab Tax-Free Bond Funds

By:	/s/ Marie Chandoha

Marie Chandoha
Chief Executive Officer
Date:	10/13/2011

Schwab Bond Funds

By:	/s/ George Pereira

George Pereira
Principal Financial Officer
Date:	10/13/2011

Schwab Tax-Free Bond Funds

By:	/s/ George Pereira

George Pereira
Principal Financial Officer
Date:	10/13/2011